File No. 33-44186
                                                                        811-6485


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|

              Pre-Effective Amendment No.                                    |_|


              Post-Effective Amendment No.  25                               |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|


              Amendment No.  27                                              |X|



--------------------------------------------------------------------------------
                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                     (Address of principal executive office)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
--------------------------------------------------------------------------------


      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):


|X| immediately upon filing pursuant to paragraph (b)

|_| on         (DATE)            pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)

|_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on December 22, 1997.


                                                               File No. 33-44186
                                                                        811-6485


                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                         POST-EFFECTIVE AMENDMENT NO. 25
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)


FORM N-1A PART A-ITEM NO.                            LOCATION IN PROSPECTUS
-------------------------                            ----------------------
1.    Cover Page                                     Cover Page

2.    Synopsis                                       Summary of Fund Expenses

3.    Condensed Financial Information                Not applicable

4.    General Description of Registrant              Cover Page; Organization and Capitalization

5.    Management of Fund                             Management Services

5a.   Manager's Discussion of Fund Performance       Management Services

6.    Capital Stock and Other Securities             Organization and Capitalization

7.    Purchase of Securities Being Offered           Alternative   Distribution   System;   Purchase   of  Shares;   Administration,
                                                     Shareholder Services and Distribution Plan

8.    Redemption or Repurchase                       Telephone Transactions; Redemption of Shares; Exchange Privilege

9.    Legal Proceedings                              Not applicable

PART B-ITEM NO.                                      LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
---------------                                      -----------------------------------------------
10.   Cover Page                                     Cover Page

11.   Table of Contents                              Table of Contents

12.   General Information and History                General Information; Appendix B; Appendix C

13.   Investment Objectives and Policies             Investment Objective, Policies and Risks; Investment Limitations

14.   Management of the Registrant                   Management and Expenses

15.   Control Persons and Principal                  Directors and Officers
       Holders of Securities

16.   Investment Advisory and Other Services         Management and Expenses; Distribution Services

17.   Brokerage Allocation                           Portfolio Transactions; Administration, Shareholder Services and Distribution
                                                     Plan

18.   Capital Stock and Other Securities             General Information

19.   Purchase, Redemption and Pricing of            Purchase and Redemption of Fund Shares; Valuation
       Securities Being Offered

20.   Tax Status                                     Taxes

21.   Underwriters                                   Distribution Services

22.   Calculation of Performance Data                Performance

23.   Financial Statements                           Financial Statements

                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.

                      SELIGMAN HENDERSON INTERNATIONAL FUND
                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
               SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND
                    SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND
                   100 Park Avenue o New York, New York 10017
                     New York City Telephone: (212) 850-1864
        Toll-Free Telephone: (800) 221-2450 all continental United States
     For Retirement Plan Information -- Toll-Free Telephone: (800) 445-1777


                                                                   March 1, 1998


     SELIGMAN HENDERSON INTERNATIONAL FUND (the "International Fund") seeks long-term capital appreciation primarily by making investments in securities of non-United States issuers.

     SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND (the "Emerging Markets Growth Fund") seeks long-term capital appreciation by investing at least 65% of its assets in equity securities of companies in emerging markets. BECAUSE OF THE SPECIAL RISKS INVOLVED WITH INVESTING IN SECURITIES OF EMERGING MARKET
COMPANIES, AN INVESTMENT IN THE EMERGING MARKETS GROWTH FUND SHOULD BE CONSIDERED SPECULATIVE AND NOT APPROPRIATE FOR INDIVIDUALS WHO REQUIRE SAFETY OF PRINCIPAL OR STABLE INCOME FROM THEIR INVESTMENTS.

     SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND (the "Global Growth Opportunities Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

     SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND (the "Global Smaller Companies Fund") seeks long-term capital appreciation primarily by making global investments in companies with small to medium market capitalization.

     SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND (the "Global Technology Fund") seeks long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.

     The International Fund, The Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund (each individually, a "Series") are each a separate series of Seligman Henderson Global Fund Series, Inc. (the "Fund"), an open-end diversified management investment company. The Fund may offer additional series in the future. There can be no assurance that a Series will achieve its investment objective. For a description of each Series' investment objective and policies, including the risk factors associated with an investment in the Fund, see "Investment Objectives and Policies."

     The Fund is managed by J. & W. Seligman & Co. Incorporated (the "Manager"). Seligman Henderson Co. (the "Subadviser") supervises and directs the Fund's global investments. The Fund's distributor is Seligman Financial Services, Inc., an affiliate of the Manager.

                                                   (continued on following page)

     This Prospectus sets forth concisely the information a prospective investor should know about the Fund and the Series before investing. Please read it carefully before you invest and keep it for future reference. Additional information, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL
 DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

     Each Series offers three classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25% of the average daily net asset value of the Class A shares. Class A Shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within eighteen months of purchase. Class B shares are sold without an initial sales load but are subject to a CDSL of 5% on redemptions in the first year after purchase of such shares, declining to 1% in the sixth year and 0% thereafter, an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on redemptions within one year of purchase, an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of the Class D shares. Any CDSL payable upon redemption of shares will be assessed on the lesser of the current net asset value or the original purchase price of the shares redeemed. No CDSL will be imposed on shares acquired through the reinvestment of dividends or distributions received from any class of shares. See "Alternative Distribution System." Shares of a Series may be purchased through any authorized investment dealer.



                                TABLE OF CONTENTS


                                                       PAGE
                                                       ----
Summary of Series Expenses ..........................    3
Financial Highlights ................................    8
Alternative Distribution System .....................   14
Investment Objectives and Policies ..................   16
Management Services .................................   24
Purchase of Shares ..................................   27
Telephone Transactions ..............................   34
Redemption of Shares ................................   35
Administration, Shareholder Services and
   Distribution Plans ...............................   37


                                                       PAGE
                                                       ----
Exchange Privilege ..................................   38
Further Information about Transactions in the
   Series ...........................................   40
Dividends and Gain Distributions ....................   40
Federal Income Taxes ................................   41
Shareholder Information .............................   43
Advertising a Series' Performance ...................   45
Organization and Capitalization .....................   45

                           SUMMARY OF SERIES EXPENSES

      The purpose of the following tables is to assist investors in understanding the various costs and expenses which shareholders of the Fund bear directly or indirectly. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in initial sales loads are available in certain circumstances. Class A shares are not subject to an initial sales load for purchases of $1,000,000 or more; however, such shares are subject to a CDSL, a one-time charge, only if the shares are redeemed within eighteen months of purchase. The CDSLs on Class B and Class D shares are one-time charges paid only if shares are redeemed within six years or one year of purchase, respectively. For more information concerning reductions in sales loads and for a more complete description of the various costs and expenses, see "Purchase of Shares," "Redemption of Shares" and "Management Services" herein. Each Series' Administration, Shareholder Services and Distribution Plan to which the caption "12b-1 Fees" relates is discussed under "Administration, Shareholder Services and Distribution Plans" herein.

                                                         INTERNATIONAL FUND

                                                                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
                                                                    (INITIAL SALES     (DEFERRED SALES    (DEFERRED SALES
                                                                   LOAD ALTERNATIVE)  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)
SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) ...................          4.75%              None               None
      Sales Load on Reinvested Dividends ......................          None               None               None
      Deferred Sales Load (as a percentage of original
        purchase price or redemption proceeds,
        whichever is lower) ...................................          None;         5% in 1st year    1% in first year
                                                                     except 1% in      4% in 2nd year     None thereafter
                                                                    first 18 months     3% in 3rd and
                                                                   if initial sales       4th years
                                                                    load was waived    2% in 5th year
                                                                in full due to size    1% in 6th year
                                                                      of purchase      None thereafter
      Redemption Fees .........................................          None               None               None
      Exchange Fees ...........................................          None               None               None

ANNUAL SERIES OPERATING EXPENSES FOR FISCAL 1997                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
  (as a percentage of average net assets)
      Management Fees .........................................          1.00%              1.00%              1.00%
      12b-1 Fees ..............................................           .20               1.00*              1.00*
      Other Expenses ..........................................           .58                .58                .58
                                                                         ----               ----               ----
      Total Series Operating Expenses .........................          1.78%              2.58%              2.58%
                                                                         ====               ====               ====

EXAMPLE                                                                      1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                             ------      -------    -------    --------
An investor would pay the following
expenses on a $1,000  investment,  assuming
(1) 5% annual return and
(2) redemption at the end of each time period .............      Class A       $65        $101        $139        $247
                                                                 Class B+       76         110         157         272
                                                                 Class D        36          80         137         291
An investor would pay the following expenses on the
same investment, assuming no redemption ...................      Class B+      $26       $  80        $137        $272
                                                                 Class D        26          80         137         291

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.
----------
  * Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers Inc., the aggregate deferred sales loads and distribution fees on Class B and Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on each Series rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

  + The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.


                                               SUMMARY OF SERIES EXPENSES (continued)

                                                    EMERGING MARKETS GROWTH FUND

                                                                        CLASS A            CLASS B            CLASS D
                                                                    --------------      --------------    ---------------
                                                                    (INITIAL SALES     (DEFERRED SALES    (DEFERRED SALES
                                                                   LOAD ALTERNATIVE)  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)
SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) ........................     4.75%              None               None
      Sales Load on Reinvested Dividends ...........................     None               None               None
      Deferred Sales Load (as a percentage of original
        purchase price or redemption proceeds,
        whichever is lower) ........................................     None;         5% in 1st year    1% in first year
                                                                     except 1% in      4% in 2nd year     None thereafter
                                                                    first 18 months     3% in 3rd and
                                                                   if initial sales       4th years
                                                                    load was waived    2% in 5th year
                                                                in full due to size    1% in 6th year
                                                                      of purchase      None thereafter
      Redemption Fees ..............................................     None               None               None
      Exchange Fees ................................................     None               None               None

ANNUAL SERIES OPERATING EXPENSES FOR FISCAL 1997                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
  (as a percentage of average net assets)
      Management Fees ..............................................     1.25%              1.25%              1.25%
      12b-1 Fees ...................................................      .23               1.00*              1.00*
      Other Expenses ...............................................      .79                .79                .79
                                                                         ----               ----               ----
      Total Series Operating Expenses ..............................     2.27%              3.04%              3.04%
                                                                         ====               ====               ====

EXAMPLE                                                                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                                             ------     -------    -------    --------
An investor would pay the following  expenses on a $1,000
investment,  assuming (1) 5% annual return and
(2) redemption at the end of each time period .............      Class A       $69        $115        $163        $296
                                                                 Class B+       81         124         180         318
                                                                 Class D        41          94         160         336
An investor would pay the following expenses on the
same investment, assuming no redemption ...................      Class B+      $31        $ 94        $160        $318
                                                                 Class D        31          94         160         336

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.
----------
* Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers Inc., the aggregate deferred sales loads and distribution fees on Class B and Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on each Series rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

+ The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.


                                               SUMMARY OF SERIES EXPENSES (continued)


                                                  GLOBAL GROWTH OPPORTUNITIES FUND

                                                                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
                                                                    (INITIAL SALES     (DEFERRED SALES    (DEFERRED SALES
                                                                   LOAD ALTERNATIVE)  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)
SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) ...................          4.75%              None               None
      Sales Load on Reinvested Dividends ......................          None               None               None
      Deferred Sales Load (as a percentage of original
        purchase price or redemption proceeds,
        whichever is lower) ...................................          None;         5% in 1st year    1% in first year
                                                                     except 1% in      4% in 2nd year     None thereafter
                                                                    first 18 months     3% in 3rd and
                                                                   if initial sales       4th years
                                                                    load was waived    2% in 5th year
                                                                in full due to size    1% in 6th year
                                                                      of purchase      None thereafter
      Redemption Fees .........................................          None               None               None
      Exchange Fees ...........................................          None               None               None

ANNUAL SERIES OPERATING EXPENSES FOR FISCAL 1997                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
  (as a percentage of average net assets)
      Management Fees .........................................          1.00%              1.00%              1.00%
      12b-1 Fees ..............................................           .24               1.00*              1.00*
      Other Expenses ..........................................           .45                .45                .45
                                                                         ----               ----               ----
      Total Series Operating Expenses .........................          1.69%              2.45%              2.45%
                                                                         ====               ====               ====

EXAMPLE                                                                       1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                              ------      -------    -------    --------
An investor would pay the following  expenses on a $1,000
investment,  assuming (1) 5% annual return and
(2) redemption at the end of each time period ........           Class A       $64          $ 98      $135        $238
                                                                 Class B+       75           106       151         260
                                                                 Class D        35            76       131         279
An investor would pay the following expenses on the
same investment, assuming no redemption ..............           Class B+      $25          $ 76      $131        $260
                                                                 Class D        25            76       131         279

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.
----------------
* Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers Inc., the aggregate deferred sales loads and distribution fees on Class B and Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on each Series rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

+ The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.


                                               SUMMARY OF SERIES EXPENSES (continued)

                                                    GLOBAL SMALLER COMPANIES FUND

                                                                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
                                                                    (INITIAL SALES     (DEFERRED SALES    (DEFERRED SALES
                                                                   LOAD ALTERNATIVE)  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)
SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) ..................           4.75%              None               None
      Sales Load on Reinvested Dividends .....................           None               None               None
      Deferred Sales Load (as a percentage of original
        purchase price or redemption proceeds,
        whichever is lower) ..................................           None;         5% in 1st year        1% during
                                                                     except 1% in      4% in 2nd year       first year
                                                                    first 18 months     3% in 3rd and     None thereafter
                                                                   if initial sales       4th years
                                                                    load was waived    2% in 5th year
                                                                in full due to size    1% in 6th year
                                                                      of purchase      None thereafter
      Redemption Fees ........................................           None               None               None
      Exchange Fees ..........................................           None               None               None

ANNUAL SERIES OPERATING EXPENSES FOR FISCAL 1997                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
  (as a percentage of average net assets)
      Management Fees ........................................           1.00%              1.00%              1.00%
      12b-1 Fees .............................................            .24               1.00*              1.00*
      Other Expenses .........................................            .43                .43                .43
                                                                         ----               ----               ----
      Total Series Operating Expenses ........................           1.67%              2.43%              2.43%
                                                                         ====               ====               ====

EXAMPLE                                                                       1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                              ------      -------    -------    --------
An investor would pay the following  expenses
on a $1,000  investment,  assuming
(1) 5% annual return and
(2) redemption at the end of each time period .......            Class A       $64         $ 98        $134        $236
                                                                 Class B+       75          106         150         258
                                                                 Class D        35           76         130         277
An investor would pay the following expenses on the
same investment, assuming no redemption                          Class B+      $25         $ 76        $130        $258
 ....................................................            Class D        25           76         130         277

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.
----------------
* Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers Inc., the aggregate deferred sales loads and distribution fees on Class B and Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on each Series rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

+ The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.

                                               SUMMARY OF SERIES EXPENSES (continued)

                                                       GLOBAL TECHNOLOGY FUND

                                                                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
                                                                    (INITIAL SALES     (DEFERRED SALES    (DEFERRED SALES
                                                                   LOAD ALTERNATIVE)  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)
SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) .................            4.75%              None               None
      Sales Load on Reinvested Dividends ....................            None               None               None
      Deferred Sales Load (as a percentage of original
        purchase price or redemption proceeds,
        whichever is lower) .................................            None;         5% in 1st year        1% during
                                                                     except 1% in      4% in 2nd year       first year
                                                                    first 18 months     3% in 3rd and     None thereafter
                                                                   if initial sales       4th years
                                                                    load was waived    2% in 5th year
                                                                in full due to size    1% in 6th year
                                                                      of purchase      None thereafter
      Redemption Fees .......................................            None               None               None
      Exchange Fees .........................................            None               None               None
ANNUAL SERIES OPERATING EXPENSES FOR FISCAL 1997                        CLASS A            CLASS B            CLASS D
                                                                        -------            -------            -------
  (as a percentage of average net assets)
      Management Fees .......................................            1.00%              1.00%              1.00%
      12b-1 Fees ............................................             .25               1.00*              1.00*
      Other Expenses ........................................             .42                .42                .42
                                                                         ----               ----               ----
      Total Series Operating Expenses .......................            1.67%              2.42%              2.42%
                                                                         ====               ====               ====

EXAMPLE                                                                       1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                              ------      -------    -------    --------
An investor would pay the following
expenses on a $1,000  investment, assuming
(1) 5% annual return and
(2) redemption at the end of each time period ........           Class A       $64         $ 98        $134        $236
                                                                 Class B+       75          105         149         257
                                                                 Class D        35           75         129         276
An investor would pay the following expenses on the
same investment, assuming no redemption ..............           Class B+      $25         $ 75        $129        $257
                                                                 Class D        25           75         129         276

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.
----------
* Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers Inc., the aggregate deferred sales loads and distribution fees on Class B and Class D shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on each Series rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of a Series may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

+ The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.

                              FINANCIAL HIGHLIGHTS

     Each Series' financial highlights for the periods presented below have been audited by Deloitte & Touche LLP, independent auditors. This information, which is derived from the financial and accounting records of the Series, should be read in conjunction with the financial statements and notes contained in the Fund's 1997 Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information, copies of which may be obtained from the Fund at the telephone numbers or address provided on the cover page of this Prospectus.

     "Per share operating performance data" is designed to allow investors to trace the operating performance, on a per share basis, from the beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period.

     Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts. The total return based on net asset value measures a Class's performance assuming investors purchased Fund shares at net asset value as of the beginning of each period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales loads investors may incur in purchasing or selling shares of a Series. The total returns for periods of less than one year are not annualized.

     "Average commission rate paid" represents the average commissions paid by the Series to purchase or sell securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid.

                                         INTERNATIONAL FUND
                                                                                       CLASS A
                                                         -----------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,                    4/7/92*
                                                         -----------------------------------------------------       TO
PER SHARE OPERATING PERFORMANCE:                           1997        1996       1995       1994        1993     10/31/92
                                                          ------      ------     ------     ------      ------     -------
NET ASSET VALUE, BEGINNING OF YEAR ...................    $17.17     $16.71      $17.67     $15.98      $11.89     $12.00
                                                          ------     ------      ------     ------      ------     ------
Net investment income (loss)                               (0.04)      0.05        0.06       0.04        0.04       0.08
Net realized and unrealized investment gain (loss) ...      2.47       1.77       (0.42)      0.91        4.25      (0.23)
Net realized and unrealized gain (loss) on foreign
currency transactions ................................     (0.79)     (0.44)       0.09       1.08       (0.17)      0.04
                                                          ------     ------      ------     ------      ------     ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .......      1.64       1.38       (0.27)      2.03        4.12      (0.11)
Dividends paid .......................................        --         --          --      (0.01)      (0.03)        --
Distributions from net gain realized .................     (0.89)     (0.92)      (0.69)     (0.33)         --         --
                                                          ------     ------      ------     ------      ------     ------
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........      0.75       0.46       (0.96)      1.69        4.09      (0.11)
                                                          ------     ------      ------     ------      ------     ------
NET ASSET VALUE, END OF YEAR .........................    $17.92     $17.17      $16.71     $17.67      $15.98     $11.89
                                                          ======     ======      ======     ======      ======     ======
TOTAL RETURN BASED ON NET ASSET VALUE: ...............     9.83%      8.43%     (1.24)%     12.85%      34.78%    (0.92)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................     1.78%      1.81%       1.69%      1.63%       1.75%      1.75%+
Net investment income (loss) to average net assets ...   (0.23)%      0.28%       0.35%      0.27%       0.27%      1.25%+
Portfolio turnover ...................................    83.11%     55.71%      60.70%     39.59%      46.17%     12.77%
Average commission rate paid .........................   $0.0201    $0.0180
NET ASSETS, END OF YEAR (000s omitted) ...............   $46,107    $50,998     $48,763    $62,922     $33,134    $14,680
Without expense reimbursement and/or
management fee waiver:**
  Net investment income (loss) per share .............                                                  $(0.04)        --
  Ratios:
  Expenses to average net assets .....................                                                    2.30%     2.92%+
  Net investment income (loss) to average net assets .                                                   (0.28)%    0.08%+

----------------
   * Commencement of investment operations.
  ** The Manager and Subadviser, at their discretion, waived a portion of their fees and, in some cases, the Subadviser reimbursed certain expenses for the periods presented.
   + Annualized.

     The data provided above for the International Fund's Class A shares reflects historical information and therefore has not been adjusted to reflect, for the period prior to its implementation on September 21, 1993, the effect of the Administration, Shareholder Services and Distribution Plan.


                                                  FINANCIAL HIGHLIGHTS (continued)

                                                   INTERNATIONAL FUND (continued)

                                                    CLASS B                                 CLASS D
                                              -------------------    ------------------------------------------------------
                                                YEAR      4/22/96*             YEAR ENDED OCTOBER 31,              9/21/93*
                                                ENDED       TO       -----------------------------------------       TO
PER SHARE OPERATING PERFORMANCE:              10/31/97   10/31/96     1997        1996       1995        1994     10/31/93
                                              --------   --------    ------      ------     ------      ------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .......  $16.74      $17.38     $16.74      $16.43     $17.53      $15.96     $15.23
                                              ------      ------     ------      ------     ------      ------     ------
Net investment loss ........................   (0.18)      (0.03)     (0.18)      (0.08)     (0.07)      (0.09)     (0.03)
Net realized and unrealized
  investment gain (loss) ...................    2.42       (0.54)      2.42        1.75      (0.43)       0.91       1.17
Net realized and unrealized
  gain (loss) on foreign
  currency transactions ....................   (0.79)      (0.07)     (0.79)      (0.44)      0.09        1.08      (0.41)
                                              ------      ------     ------      ------     ------      ------     ------
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS .................................    1.45       (0.64)      1.45        1.23      (0.41)       1.90       0.73
Dividends paid .............................      --          --         --          --         --          --         --
Distributions from net gain realized .......   (0.89)         --      (0.89)      (0.92)     (0.69)      (0.33)        --
                                              ------      ------     ------      ------     ------      ------     ------
NET INCREASE (DECREASE) IN
NET ASSET VALUE ............................    0.56       (0.64)      0.56        0.31      (1.10)       1.57       0.73
                                              ------      ------     ------      ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD .............  $17.30      $16.74     $17.30      $16.74     $16.43      $17.53     $15.96
                                              ======      ======     ======      ======     ======      ======     ======
TOTAL RETURN BASED ON NET ASSET VALUE:......   8.90%     (3.68)%      8.90%       7.62%    (2.08)%      12.03%      4.79%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .............   2.58%       2.66%+     2.58%       2.64%      2.50%       2.50%      2.50%+
Net investment loss to average net assets .. (1.03)%     (0.35)%+   (1.03)%     (0.47)%    (0.44)%     (0.53)%    (1.86)%+
Portfolio turnover .........................  83.11%      55.71%+++  83.11%      55.71%     60.70%      39.59%     46.17%++
Average commission rate paid ............... $0.0201     $0.0180+++ $0.0201     $0.0180
NET ASSETS, END OF PERIOD (000s omitted) ...  $6,350      $2,843    $40,977     $47,917    $31,273     $19,903     $1,648
Without expense reimbursement and/or
management fee waiver:**
  Net investment loss per share ............                                                $(0.09)     $(0.11)     $(0.11)
  Ratios:
  Expenses to average net assets ...........                                                 2.62%       2.67%      8.49%+
  Net investment loss to average net assets.                                               (0.56)%     (0.70)%    (7.84)%+

----------
   * Commencement of operations.
  ** The Manager and Subadviser, at their discretion, waived a portion of their fees and, in some cases, the Subadviser reimbursed certain expenses for the periods presented.
   + Annualized.
  ++ For the year ended October 31, 1993.
 +++ For the year ended October 31, 1996.

                                                    EMERGING MARKETS GROWTH FUND

                                                                CLASS A
                                                          -------------------
                                                           YEAR       5/28/96*
                                                           ENDED        TO
PER SHARE OPERATING PERFORMANCE:                         10/31/97    10/31/96
                                                          -------     -------

NET ASSET VALUE, BEGINNING OF PERIOD ..................    $6.78      $7.14
                                                           -----      -----
Net investment loss                                        (0.05)     (0.02)
Net realized and unrealized investment gain (loss) ....     1.05      (0.25)
Net realized and unrealized loss on foreign
currency transactions .................................    (0.44)     (0.09)
                                                           -----      -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ........     0.56      (0.36)
Dividends paid ........................................       --         --
Distributions from net gain realized ..................       --         --
                                                           -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ............     0.56      (0.36)
                                                           -----      -----
NET ASSET VALUE, END OF PERIOD ........................    $7.34      $6.78
                                                           =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ................    8.26%    (5.04)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ........................    2.27%      2.22%+
Net investment loss to average net assets .............  (0.56)%    (0.69)%+
Portfolio turnover ....................................   84.09%     12.24%
Average commission rate paid ..........................  $0.0013    $0.0156
NET ASSETS, END OF PERIOD (000s omitted) ..............  $44,061    $19,864
Without expense reimbursement and/or
management fee waiver:**
  Net investment loss per share .......................             $(0.05)
  Ratios:
  Expenses to average net assets ......................               3.02%+
  Net investment loss to average net assets ...........             (1.49)%+

                                                                CLASS B                CLASS D
                                                         ---------------------   -------------------
                                                           YEAR       5/28/96*    YEAR      5/28/96*
                                                           ENDED        TO        ENDED       TO
PER SHARE OPERATING PERFORMANCE:                         10/31/97    10/31/96   10/31/97   10/31/96
                                                         --------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $6.76       $7.14       $6.76      $7.14
                                                           -----       -----       -----      -----
Net investment loss ....................................   (0.11)      (0.04)      (0.11)     (0.04)
Net realized and unrealized investment gain (loss) .....    1.06       (0.25)       1.06      (0.25)
Net realized and unrealized loss on foreign
currency transactions ..................................   (0.44)      (0.09)      (0.44)     (0.09)
                                                           -----       -----       -----      -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .........    0.51       (0.38)       0.51      (0.38)
Dividends paid .........................................      --          --          --         --
Distributions from net gain realized ...................      --          --          --         --
                                                           -----       -----       -----      -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .............    0.51       (0.38)       0.51      (0.38)
                                                           -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD .........................   $7.27       $6.76       $7.27      $6.76
                                                           =====       =====       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: .................   7.54%     (5.32)%       7.54%    (5.32)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........................   3.04%       3.00%+      3.04%      3.00%+
Net investment loss to average net assets .............. (1.33)%     (1.47)%+    (1.33)%    (1.47)%+
Portfolio turnover .....................................  84.09%      12.24%      84.09%     12.24%
Average commission rate paid ........................... $0.0013     $0.0156     $0.0013    $0.0156
NET ASSETS, END OF PERIOD (000s omitted) ............... $28,819     $10,541     $31,259    $13,664
Without expense reimbursement and/or
management fee waiver:**
  Net investment loss per share ........................             $(0.07)                 $(0.07)
  Ratios:
  Expenses to average net assets .......................               3.80%+                 3.80%+
  Net investment loss to average net assets ............             (2.27)%+               (2.27)%+

----------
   * Commencement of operations.
  ** The Manager and Subadviser, at their discretion, waived a portion of their fees and, in some cases, the Subadviser reimbursed certain expenses for the periods presented.
   + Annualized.

                                               GLOBAL GROWTH OPPORTUNITIES FUND

                                                                CLASS A
                                                        -----------------------
                                                           YEAR       11/1/95*
                                                           ENDED        TO
PER SHARE OPERATING PERFORMANCE:                         10/31/97    10/31/96
                                                         --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .................     $8.08      $7.14
                                                          ------     ------
Net investment loss ..................................     (0.05)     (0.03)
Net realized and unrealized investment gain ..........      1.47       1.12
Net realized and unrealized loss on foreign
currency transactions ................................     (0.30)     (0.15)
                                                          ------     ------
INCREASE FROM INVESTMENT OPERATIONS ..................      1.12       0.94
Dividends paid .......................................        --         --
Distributions from net gain realized .................        --         --
                                                          ------     ------
NET INCREASE IN NET ASSET VALUE ......................      1.12       0.94
                                                          ------     ------
NET ASSET VALUE, END OF PERIOD .......................     $9.20      $8.08
                                                          ======     ======
TOTAL RETURN BASED ON NET ASSET VALUE: ...............    13.86%     13.17%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................     1.69%      1.91%
Net investment loss to average net assets ............   (0.59)%    (0.53)%
Portfolio turnover ...................................    79.32%     31.44%
Average commission rate paid .........................   $0.0251    $0.0160
NET ASSETS, END OF PERIOD (000s omitted) .............  $109,060   $107,509


                                                                CLASS B                CLASS D
                                                        ---------------------- ----------------------
                                                           YEAR       4/22/96*    YEAR      11/1/95*
                                                           ENDED        TO        ENDED       TO
PER SHARE OPERATING PERFORMANCE:                         10/31/97    10/31/96   10/31/97   10/31/96
                                                         --------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .................     $8.02      $8.04       $8.02      $7.14
                                                          ------      -------    ------     ------
Net investment loss ..................................     (0.12)     (0.04)      (0.12)     (0.09)
Net realized and unrealized investment gain ..........      1.46       0.06        1.46       1.12
Net realized and unrealized loss on foreign
currency transactions ................................     (0.30)     (0.04)      (0.30)     (0.15)
                                                          ------      -------    ------     ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .......      1.04      (0.02)       1.04       0.88
Dividends paid .......................................        --         --          --         --
Distributions from net gain realized .................        --         --          --         --
                                                          ------      -------    ------     ------
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........      1.04      (0.02)       1.04       0.88
                                                          ------      -------    ------     ------
NET ASSET VALUE, END OF PERIOD .......................     $9.06      $8.02       $9.06      $8.02
                                                          ======      =======    ======     ======
TOTAL RETURN BASED ON NET ASSET VALUE: ...............    12.97%      (0.25)%    12.97%     12.33%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................     2.45%      2.53%+      2.45%      2.67%
Net investment loss to average net assets ............   (1.35)%    (1.13)%+    (1.35)%    (1.25)%
Portfolio turnover ...................................    79.32%     31.44%++    79.32%     31.44%
Average commission rate paid .........................   $0.0251    $0.0160++   $0.0251    $0.0160
NET ASSETS, END OF PERIOD (000s omitted) .............   $19,311    $ 9,257     $64,300    $53,540

----------------
   * Commencement of operations.
   + Annualized.
  ++ For the year ended October 31, 1996.


                                                  FINANCIAL HIGHLIGHTS (continued)
                                                    GLOBAL SMALLER COMPANIES FUND
                                                                                       CLASS A
                                                         -----------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,                    9/9/92*
                                                         -------------------------------------------------------     TO
PER SHARE OPERATING PERFORMANCE:                           1997        1996       1995       1994        1993     10/31/92
                                                          ------      ------     ------     ------       -----     -------
NET ASSET VALUE, BEGINNING OF YEAR ...................    $15.14     $13.90      $11.93     $ 9.98       $7.15      $7.14
                                                          ------     ------      ------     ------       -----      -----
Net investment loss                                           --         --       (0.02)     (0.08)      (0.02)        --
Net realized and unrealized investment gain ..........      1.61       2.38        2.24       1.57        3.07       0.02
Net realized and unrealized gain (loss) on foreign
currency transactions ................................     (0.40)     (0.18)       0.08       0.52       (0.20)     (0.01)
                                                          ------     ------      ------     ------       -----      -----
INCREASE FROM INVESTMENT OPERATIONS ..................      1.21       2.20        2.30       2.01        2.85       0.01
Dividends paid                                                --         --          --         --       (0.02)        --
Distributions from net gain realized .................     (0.73)     (0.96)      (0.33)     (0.06)         --         --
                                                          ------     ------      ------     ------       -----      -----
NET INCREASE IN NET ASSET VALUE ......................      0.48       1.24        1.97       1.95        2.83       0.01
                                                          ------     ------      ------     ------       -----      -----
NET ASSET VALUE, END OF YEAR .........................    $15.62     $15.14      $13.90     $11.93       $9.98      $7.15
                                                          ======     ======      ======     ======       =====      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...............     8.28%     16.95%      20.10%     20.28%      39.86%      0.14%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................     1.67%      1.75%       1.83%      1.92%       1.98%      1.75%+
Net investment income (loss) to average net assets ...     0.02%      0.01%     (0.20)%    (0.77)%     (0.29)%      0.13%+
Portfolio turnover ...................................    57.24%     45.38%      63.05%     62.47%      60.03%         --
Average commission rate paid .........................   $0.0166    $0.0211
NET ASSETS, END OF YEAR (000s omitted) ...............  $434,397   $350,359    $102,479    $46,269     $20,703     $1,562
Without management fee waiver and
expense reimbursement:**
  Net investment loss per share ......................                                                  $(0.18)    $(0.07)
  Ratios:
  Expenses to average net assets .....................                                                   3.90%     12.28%+
  Net investment loss to average net assets ..........                                                 (2.21)%   (10.44)%+

                                                    CLASS B                                 CLASS D
                                              --------------------   -----------------------------------------------------
                                                YEAR      4/22/96*             YEAR ENDED OCTOBER 31,              5/3/93*
                                                ENDED       TO       -----------------------------------------       TO
PER SHARE OPERATING PERFORMANCE:              10/31/97   10/31/96     1997       1996       1995        1994     10/31/93
                                              --------   --------    ------     ------     ------      ------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .....    $14.72      $14.44     $14.72      $13.63     $11.80      $ 9.94      $8.52
                                              ------      ------     ------      ------     ------      ------     ------
Net investment loss ......................     (0.11)      (0.06)     (0.11)      (0.11)     (0.12)      (0.16)     (0.05)
Net realized and unrealized
  investment gain ........................      1.56        0.33       1.57        2.34       2.20        1.57       1.60
Net realized and unrealized
  gain (loss) on foreign
  currency transactions ..................     (0.40)       0.01      (0.40)      (0.18)      0.08        0.51      (0.13)
                                              ------      ------     ------      ------     ------      ------     ------
INCREASE FROM INVESTMENT OPERATIONS ......      1.05        0.28       1.06        2.05       2.16        1.92       1.42
Dividends paid ...........................        --          --         --          --         --          --         --
Distributions from net gain realized .....     (0.73)         --      (0.73)      (0.96)     (0.33)      (0.06)        --
                                              ------      ------     ------      ------     ------      ------     ------
NET INCREASE IN NET ASSET VALUE ..........      0.32        0.28       0.33        1.09       1.83        1.86       1.42
                                              ------      ------     ------      ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD ...........    $15.04      $14.72     $15.05      $14.72     $13.63      $11.80      $9.94
                                              ======      ======     ======      ======     ======      ======      =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...     7.39%       1.94%      7.47%      16.14%     19.11%      19.45%     16.67%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...........     2.43%       2.54%+     2.43%       2.51%      2.61%       2.70%      2.75%+
Net investment loss to average net assets.   (0.74)%     (0.80)%+   (0.74)%     (0.75)%    (0.97)%     (1.53)%    (1.35)%+
Portfolio turnover .......................    57.24%      45.38%+++  57.24%      45.38%     63.05%      62.47%     60.03%++
Average commission rate paid .............   $0.0166     $0.0211+++ $0.0166     $0.0211
NET ASSETS, END OF PERIOD (000s omitted) .  $247,600    $103,968   $370,625    $285,477    $85,548     $38,317    $10,344
Without management fee waiver and
expense reimbursement:**
  Net investment loss per share ..........                                                                         $(0.11)
  Ratios:
  Expenses to average net assets .........                                                                          4.25%+
  Net investment loss to average
   net assets ............................                                                                        (2.85)%+

----------
   * Commencement of operations.
  ** The Manager and Subadviser, at their discretion, waived a portion of their fees and, in some cases, the Subadviser reimbursed certain expenses for the periods presented.
   + Annualized.
  ++ For the year ended October 31, 1993.
 +++ For the year ended October 31, 1996.

                                                  FINANCIAL HIGHLIGHTS (continued)

                                                       GLOBAL TECHNOLOGY FUND

                                                                                       CLASS A
                                                                     -------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,         5/23/94*
                                                                     ------------------------------       TO
PER SHARE OPERATING PERFORMANCE:                                      1997       1996       1995      10/31/94
                                                                     ------     ------     ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD .............................   $11.31      $13.05     $ 8.37       $7.14
                                                                     ------      ------     ------       -----
Net investment loss ..............................................    (0.16)      (0.08)     (0.10)      (0.01)
Net realized and unrealized investment gain (loss) ...............     4.06       (0.92)      4.90        1.08
Net realized and unrealized
 gain (loss) on foreign currency transactions ....................    (0.07)       0.05      (0.05)       0.16
                                                                     ------      ------     ------       -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ...................     3.83       (0.95)      4.75        1.23
Dividends paid ...................................................       --       (0.02)        --          --
Distributions from net gain realized .............................       --       (0.77)     (0.07)         --
                                                                     ------      ------     ------       -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .......................     3.83       (1.74)      4.68        1.23
                                                                     ------      ------     ------       -----
NET ASSET VALUE, END OF PERIOD ...................................   $15.14      $11.31     $13.05       $8.37
                                                                     ======      ======     ======       =====
TOTAL RETURN BASED ON NET ASSET VALUE: ...........................   33.86%     (7.33)%     57.31%      17.23%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................................    1.67%       1.75%      1.91%       2.00%+
Net investment loss to average net assets ........................  (1.10)%     (0.74)%    (0.89)%     (0.45)%+
Portfolio turnover ...............................................   94.06%      73.00%     87.42%      29.20%
Average commission rate paid .....................................  $0.0226     $0.0182
NET ASSETS, END OF PERIOD (000s omitted) ......................... $583,257    $499,858   $447,732     $50,719
Without expense reimbursement and/or management fee waiver:**
  Net investment loss per share ..................................                                      $(0.02)
  Ratios:
  Expenses to average net assets .................................                                       2.18%+
  Net investment loss to average net assets ......................                                     (0.63)%+


                                                                CLASS B                           CLASS D
                                                          -------------------   -------------------------------------------
                                                           YEAR       4/22/96*      YEAR ENDED OCTOBER 31,         5/23/94*
                                                           ENDED        TO       -----------------------------       TO
PER SHARE OPERATING PERFORMANCE:                         10/31/97    10/31/96     1997       1996        1995     10/31/94
                                                          -------     -------    ------     ------      ------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .................    $11.09     $11.47      $11.09     $12.89      $ 8.34      $7.14
                                                          ------     ------      ------     ------      ------     ------
Net investment loss ..................................     (0.26)     (0.08)      (0.26)     (0.17)      (0.18)     (0.04)
Net realized and unrealized investment gain (loss) ...      3.97      (0.39)       3.97      (0.91)       4.85       1.08
Net realized and unrealized gain (loss) on foreign
  currency transactions ..............................     (0.07)      0.09       (0.07)      0.05       (0.05)      0.16
                                                          ------     ------      ------     ------      ------     ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .......      3.64      (0.38)       3.64      (1.03)       4.62       1.20
Dividends paid .......................................        --         --          --         --          --         --
Distributions from net gain realized .................        --         --          --      (0.77)      (0.07)        --
                                                          ------     ------      ------     ------      ------     ------
NET INCREASE (DECREASE) IN NET ASSET VALUE ...........      3.64      (0.38)       3.64      (1.80)       4.55       1.20
                                                          ------     ------      ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD .......................    $14.73     $11.09      $14.73     $11.09      $12.89      $8.34
                                                          ======     ======      ======     ======      ======     ======
TOTAL RETURN BASED ON NET ASSET VALUE: ...............    32.82%    (3.31)%      32.82%    (8.07)%      55.95%     16.81%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................     2.42%      2.51%+      2.42%      2.52%       2.66%      2.75%+
Net investment loss to average net assets ............   (1.85)%    (1.40)%+    (1.85)%    (1.50)%     (1.63)%    (1.22)%+
Portfolio turnover ...................................    94.06%     73.00%++    94.06%     73.00%      87.42%     29.20%
Average commission rate paid .........................   $0.0226    $0.0182++   $0.0226    $0.0182
NET ASSETS, END OF PERIOD (000s omitted) .............   $53,046    $18,840    $232,882   $197,412    $161,622     $6,499
Without expense reimbursement and/or
management fee waiver:**
  Net investment loss per share ......................                                                             $(0.06)
  Ratios:
  Expenses to average net assets .....................                                                              3.36%+
  Net investment loss to average net assets ..........                                                            (1.83)%+

----------
   * Commencement of operations.
  ** The Manager and Subadviser, at their discretion, waived a portion of their fees and, in some cases, the Subadviser reimbursed certain expenses for the periods presented.
   + Annualized.
  ++ For the year ended October 31, 1996.

ALTERNATIVE DISTRIBUTION SYSTEM

     Each Series offers three classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing fees. Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing fees, as discussed below, or to have the entire initial purchase price invested in a Series with the investment thereafter being subject to higher ongoing fees and either a CDSL for a six-year period with automatic conversion to Class A shares after eight years or a CDSL for a one-year period with no automatic conversion to Class A shares.

     Investors who expect to maintain their investment for an extended period of time might choose to purchase Class A shares because over time the accumulated continuing distribution fees of Class B and Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in a Series will be reduced by the initial sales load on Class A shares deducted at the time of purchase. Furthermore, the higher distribution fees on Class B and Class D shares will be offset to the extent any return is realized on the additional funds initially invested therein that would have been equal to the amount of the initial sales load on Class A shares.

     Investors who qualify for reduced initial sales loads, as described under "Purchase of Shares" below, might also choose to purchase Class A Shares because the sales load deducted at the time of purchase would be less or waived in full. However, investors should consider the effect of the 1% CDSL imposed on shares on which the initial sales load was waived in full because the amount of Class A shares purchased reached $1,000,000. In addition, Class B shares will be converted automatically to Class A shares after a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

     Alternatively, some investors might choose to have all of their funds invested initially in Class B or Class D shares, although remaining subject to a higher continuing distribution fee and, for a six-year or one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class B or Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class D shares' 1% distribution fee, fluctuations in net asset value or the effect of the return on the investment over this period of time.

     Investors should bear in mind that total asset based sales charges (i.e., the higher continuing distribution fee plus the CDSL) on Class B shares that are redeemed may exceed the total asset based sales charges that would be payable on the same amount of Class A or Class D shares, particularly if the Class B shares are redeemed shortly after purchase or if the investor qualifies for a reduced sales load on the Class A shares.

     Investors should understand that the purpose and function of the initial sales load (and deferred sales load, when applicable) with respect to Class A shares is the same as those of the deferred sales loads and higher distribution fees with respect to Class B and Class D shares in that the sales loads and fees applicable to each class provide for the financing of the distribution of the shares of the Series.

     Class B and Class D shares are subject to the same ongoing distribution fees but Class D shares are subject to a CDSL for a shorter period of time (one year as opposed to six years) than Class B shares. However, unlike Class D shares, Class B shares automatically convert to Class A shares, which are subject to lower ongoing distribution fees.

     The three classes of shares of a Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses of each class. Class B and Class D shares bear higher distribution fees, which will cause the Class B and Class D shares to pay lower dividends than the Class A shares. The three classes also have separate exchange privileges.

     The Directors of the Fund believe that no conflict of interest currently exists between the Class A, Class B and Class D shares of each Series. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.

     DIFFERENCES BETWEEN CLASSES. The primary differences between Class A, Class B and Class D shares are their sales load structures and ongoing expenses as set forth below. The primary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period and a lower CDSL rate but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in one of the Series or another Seligman Mutual Fund for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the Class B automatic conversion feature, making their investment subject to higher distribution fees for an indefinite period of time. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                              ANNUAL
                            12B-1 FEES
             INITIAL    (AS A % OF AVERAGE        OTHER
           SALES LOAD    DAILY NET ASSETS)     INFORMATION
           ----------    ----------------      ----------
CLASS A   Maximum initial   Service fee of   Initial sales load
          sales load of     .25%.            waived or
          4.75% of the                       reduced for
          public offering                    certain
          price.                             purchases. CDSL
                                             of  1%  on  redemptions   within  18
                                             months  of  purchase  on  shares  on
                                             which  initial sales load was waived
                                             in  full  due  to  the  size  of the
                                             purchase.

CLASS B   None              Service fee of   CDSL of:
                            .25%;            5% in 1st year
                            Distribution fee 4% in 2nd year
                            of .75% until    3% in 3rd and 4th
                            conversion*      years
                                             2% in 5th  year  1% in 6th  year  0%
                                             after 6th year.
CLASS D   None              Service fee of   CDSL of 1% on
                            .25%; Distribu-  redemptions
                            tion fee of      within one year
                            .75%.            of purchase.

----------
* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of a Series are exchanged for Class B shares of one of the other Seligman Mutual Funds (identified under "Exchange Privilege") the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired.

INVESTMENT OBJECTIVES AND POLICIES

     The International Fund, the Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund are each a separate series of Seligman Henderson Global Fund Series, Inc., an open-end diversified management investment company incorporated under the laws of the state of Maryland on November 22, 1991.

     SELIGMAN  HENDERSON  INTERNATIONAL  FUND. The  investment  objective of the
International Fund is long-term capital appreciation. The Series seeks to achieve this objective primarily by making investments in securities of non-United States issuers. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Series will achieve its investment objective.

     The International Fund may invest in securities of issuers domiciled in any country. Under normal conditions investments will be made in three principal regions: The United Kingdom/Continental Europe, the Pacific Basin and Latin America. Continental European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden and Switzerland. Pacific Basin countries include Australia, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Taiwan and Thailand. Latin American countries include Argentina, Brazil, Chile, Mexico and Venezuela.

     Under normal market conditions it is anticipated that at least five countries will be represented in the International Fund's portfolio. Investments will not normally be made in securities of issuers organized in the United States and Canada, although under exceptional conditions a large portion of the Series' assets may temporarily be invested in the United States.

     Securities may be included in the International Fund's portfolio without regard to minimum capitalization of their issuers. The Series will generally purchase securities of medium-to large-sized companies in the principal international markets, although it may purchase securities of companies that have a lower market capitalization in smaller regional markets.

     SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND. The investment objective of the Emerging Markets Growth Fund is long-term capital appreciation. The Series seeks to achieve its objective by investing at least 65% of its assets in equity securities of companies in emerging markets. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Series will achieve its objective.

     The Emerging Markets Growth Fund may invest in securities of issuers domiciled in any country. Under normal conditions, the Series will maintain investments in at least three emerging countries. The Series seeks to benefit from policies of economic development that are being adopted by many developing or emerging countries. These policies include domestic price reform, reducing internal budget deficits, privatizations, encouraging foreign investments and developing capital markets. Countries adopting such policies have normally experienced an acceleration of economic growth that, in many cases, has resulted in higher returns in the longer term than those of more developed countries. Examples of countries successfully adopting policies of economic development include South Korea, Taiwan, Malaysia, Thailand, Chile, Poland and Argentina. Examples of countries in the course of adopting policies of economic development include China, India, Russia and Brazil.

     An emerging market is a market in any country that the International Bank for Reconstruction and Development (the "World Bank") generally considers to be an emerging country. There are currently more than 150 countries which are considered to be emerging countries, approximately 60 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland. INVESTING IN EMERGING MARKETS

ENTAILS A  SUBSTANTIAL  DEGREE  OF RISK,  AND,  AS SUCH,  AN  INVESTMENT  IN THE
EMERGING MARKETS GROWTH FUND SHOULD BE CONSIDERED SPECULATIVE AND NOT APPROPRIATE FOR INDIVIDUALS WHO REQUIRE SAFETY OF PRINCIPAL OR STABLE INCOME FROM THEIR INVESTMENTS. ADDITIONALLY, AN INVESTMENT IN THE EMERGING MARKETS GROWTH FUND SHOULD NOT BE CONSIDERED TO BE A COMPLETE INVESTMENT PROGRAM. SEE "EMERGING MARKET INVESTMENT RISK FACTORS."


     Currently, investing in many emerging markets is not feasible or may involve unacceptable risks. The Emerging Markets Growth Fund will focus its investments on those emerging countries in which it believes the economies are developing strongly and in which markets are becoming more sophisticated. The Series intends to invest primarily in markets in some or all of the following emerging countries: Argentina, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Ghana, Greece, Hungary, India, Indonesia, Jordan, Kenya, Malaysia, Mexico, Morocco, Namibia, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovakia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Zimbabwe. As more markets develop, the Emerging Markets Growth Fund expects to expand and further diversify its investments.


     A company in an emerging market is defined as a company: (i) the principal securities trading market for the equity securities of which is an emerging market; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging countries; or (iii) organized under the laws of, and with a principal office in, an emerging country.

     The Subadviser uses a top-down method in selecting investments on behalf of the Emerging Markets Growth Fund, i.e., first identifying geographic regions and individual countries and then identifying specific securities within these areas. For allocating investments among geographic regions and individual countries, the Subadviser will consider for each country such factors as current and forecast economic growth; valuation, size and potential of securities markets; expected levels of inflation; the balance of payments and external reserves; the outlook for the currency and interest rates; and financial, social and political conditions influencing investment opportunities. The Subadviser will select securities for inclusion in the Series' portfolio based on, among other factors, evaluation of a company's growth prospects, quality of management, liquidity and the relative valuation of the securities in the markets that the Subadviser has selected for investment.

     SELIGMAN  HENDERSON  GLOBAL  GROWTH   OPPORTUNITIES  FUND.  The  investment
objective of the Global Growth Opportunities Fund is long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends. The Subadviser believes that such trends are reshaping the world as it moves towards the new millennium. The trends focused on include global economic liberalization and the flow of capital through trade and investment; the globalization of the world's economy; the expansion of technology as an increasingly important influence on society; the increased awareness of the importance of protecting the environment; and the increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, security and leisure. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Series will achieve its investment objective.


     The Global Growth Opportunities Fund may invest in securities of issuers domiciled in any country. Under normal conditions investments will be made in four principal regions: The United Kingdom/Continental Europe, the Pacific Basin, Latin America (all of which are defined above under "Seligman Henderson International Fund") and North America. North America includes the United States and Canada. Under normal market conditions, the Series' assets will be invested in securities of issuers located in at least three different countries, one of which may be the United States.


     The Subadviser will select securities for inclusion in the Global Growth Opportunities Fund's portfolio based on, among other factors, evaluation of a company's growth prospects, quality of management, liquidity and the relative valuation of the securities in the markets that the Subadviser has selected for investment. Securities may be included in the Series' portfolio without regard to the minimum capitalization of the issuer.

     SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND. The investment objective of the Global Smaller Companies Fund is long-term capital appreciation. The Series seeks to achieve this objective primarily by making global investments in securities of emerging companies, i.e., companies with small to medium market capitalization. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Series will achieve its investment objective.


     The Global Smaller Companies Fund may invest in securities of issuers domiciled in any country. Under normal conditions investments will be made in four principal regions: the United Kingdom/Continental Europe, the Pacific Basin, Latin America (all of which are described above under "Seligman Henderson International Fund") and North America (which is described above under "Seligman Henderson Global Growth Opportunities Fund"). Under normal market conditions, the Series' assets will be invested in securities of issuers located in at least three different countries, one of which may be the United States.


     Under normal market conditions, the Global Smaller Companies Fund will invest at least 65% of its assets in securities of small- to medium-sized companies with market capitalizations up to $1 billion, although up to 35% of its total assets may be invested in securities of companies with market capitalizations over $1 billion. The Board of Directors of the Fund will periodically review and revise the capitalization requirements of smaller companies as circumstances may require. The Global Smaller Companies Fund anticipates that it will continue to hold the securities of smaller companies as those companies grow or expand so long as those investments continue to offer prospects of long-term growth. In extraordinary circumstances, the Series may invest for temporary defensive purposes, without limit, in large capitalization companies or increase its investments in debt securities.

     SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND. The investment objective of the Global Technology Fund is long-term capital appreciation. The Series seeks to achieve its objective by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Series will achieve its investment objective.


     The Global Technology Fund may invest in securities of issuers domiciled in any country. Under normal conditions investments will be made in four principal regions: the United Kingdom/Continental Europe, the Pacific Basin, Latin America (all of which are defined above under "Seligman Henderson International Fund") and North America (which is described above under "Seligman Henderson Global Growth Opportunities Fund"). Under normal market conditions, the Series' assets will be invested in securities of issuers located in at least three different countries, one of which may be the United States.


     The use of existing and developing technologies is an increasingly important component of human societies in every part of the civilized world. The Global Technology Fund defines technology as the use of science to create new products and services. As such, the industry comprises not only information technology and communications but also medical, environmental and bio-technology. The Series expects to invest in a broad range of technologies. The technology market is global in its scope and has exhibited and continues to demonstrate rapid growth both through increasing demand for existing products and services and the broadening of the technology market. Penetration rates remain low while emerging technologies such as multimedia and genetic engineering are opening up completely new markets. The application of new technology to traditional industries is, in many cases, revolutionizing both manufacturing and distribution industries. Nonetheless, older technologies such as photography and print also are typically represented.

     The Subadviser expects to take advantage of valuation anomalies in international markets created by the emergence of established U.S. technology trends in overseas markets and the relative immaturity of the technology sectors in those countries' securities markets.

     Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held in the Global Technology Fund's portfolio; however, rapidly changing technologies and the expansion of technology and technology-related industries provide a favorable environment for investment in companies of small- to medium-size. Consequently, the Series' investments are not subject to any minimum capitalization requirement and securities may be included in the Series' portfolio without regard to the capitalization of the issuer.

     GENERAL. In allocating investments among geographic regions and individual countries, the Subadviser will consider such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships.

     Each Series may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. Each Series will normally invest its assets in equity securities, including common stock, securities convertible into or exchangeable for common stock, depositary receipts and warrants. A Series may, however, invest up to 25% of its assets in preferred stock and debt securities. Dividends or interest income are considered only when the Subadviser believes that such income will favorably influence the market value of a security in light of each Series' objective of capital appreciation. Equity securities in which each Series will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets.

     Debt securities in which each Series may invest are not required to be rated by a recognized rating agency. As a matter of policy, each Series, with the exception of the Emerging Markets Growth Fund, will invest only in "investment grade" debt securities or, in the case of unrated securities, debt securities that are, in the opinion of the Subadviser, of equivalent quality to "investment grade" securities. "Investment grade" debt securities are rated within the four highest rating categories as determined by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P"). Securities rated within the highest of the four investment grade categories (i.e., Aaa by Moody's and AAA by S&P) are judged to be of the best quality and carry the smallest degree of risk. For capital appreciation, the Emerging Markets Growth Fund may invest up to 5% of its assets in governmental and corporate debt securities that, at the time of purchase by the Series, are rated Baa or lower by Moody's and BBB or lower by S&P or, if unrated, deemed by the Subadviser to be of comparable quality. The Emerging Markets Growth Fund will not invest in debt securities rated lower than C by Moody's or C by S&P or, if unrated, deemed by the Subadviser to be of comparable quality. Securities rated Baa/BBB or lower lack high quality investment characteristics and may also have speculative characteristics. (Appendix A to the Statement of Additional Information contains a description of these rating categories.) Debt securities are interest-rate sensitive; accordingly, their value tends to decrease when interest rates rise and increase when interest rates fall.

     Each Series may invest in securities represented by European Depositary Receipts ("EDRs"), American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are receipts similar to ADRs and are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities. For purposes of a Series' investment policies, an investment in Depositary Receipts will be deemed to be an investment in the underlying security.

     By investing in foreign securities, a Series will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International and global diversification reduces the effect events in any one country will have on a Series' entire investment portfolio. Of course, a decline in the value of a Series' investments in one country may offset potential gains from investments in another country.

     FOREIGN INVESTMENT RISK FACTORS. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that a Series' foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid, and their prices are more volatile, than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Series are uninvested and no return is earned thereon and may involve a risk of loss to a Series. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation (in which a Series could lose its entire investment in a certain market), limitations on the removal of moneys or other assets of a Series, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

     Each Series may invest in sovereign debt. The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by a Series, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to, the availability of sufficient foreign exchange on the date of payment is due, the relative size of its debt service burden to the economy as a whole, its balance of payments (including export performance) and cash flow situation, its access to international credits and investments, fluctuations in interest and currency rates and reserves, and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, a Series may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country.

     EMERGING MARKET INVESTMENT RISK FACTORS. Some of the risks described in the preceding paragraphs may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less seasoned and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

     The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

     FOREIGN CURRENCY RISK FACTORS. Investments in foreign securities will usually be denominated in foreign currency, and each Series may temporarily hold funds in foreign currencies. The value of a Series' in-vestments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Series may incur costs in connection with conversions between various currencies. A Series' net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Series. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow and numerous other factors, including, in some countries, local governmental intervention).

     TECHNOLOGY INVESTMENT RISK FACTORS. The value of the Global Technology Fund shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. As such, the Global Technology Fund is not an appropriate investment for individuals who require safety of principal or stable income from their investments. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries; changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, markets and financial or managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.

     SMALLER COMPANY INVESTMENT RISK FACTORS. The Subadviser believes that smaller companies generally have greater earnings and sales growth potential than larger companies. However, investments in such companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.


     YEAR 2000 RISKS. The Fund is dependent upon service providers and their computer systems for its day-to-day operations, and many of the Fund's service providers in turn depend upon computer systems of other persons. Many computer systems currently cannot properly recognize or process date sensitive information relating to the year 2000 and beyond. The Manager, Subadviser, Seligman Financial Services, Inc., and the Fund's custodian have been evaluating the impact the year 2000 issue may have on their computer systems. They expect that any modifications to their computer systems necessary to address the year 2000 issue will be made and tested in a timely manner. They are also working with vendors and other persons whose systems are linked to theirs to obtain satisfactory assurances regarding the year 2000 issue. Seligman Data Corp., which provides certain corporate and shareholder account services to the Fund at cost, has informed the Fund that it does not expect that the cost to the Fund of its services will increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The costs of systems remediation by persons other than Seligman Data Corp. will not be borne directly by the Fund. There can be no assurance that the remedial actions taken by the Fund's service providers will be sufficient or timely. Inadequate remediation could have an adverse effect on the Fund's operations, including pricing and securities trading and settlement, and the provision of shareholder services.


     DERIVATIVES. Each series may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Series will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Series to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

     A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Series will not invest in a specific type of derivative without prior approval from the Fund's Board of Directors, after consideration of, among other things, how the derivative instrument serves the Series' investment objective, and the risk associated with the investment. The only types of derivatives in which each Series is currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, forward currency exchange contracts and put options.

     A Series may not invest in rights and warrants, if, at the time of acquisition, the investment in rights and warrants would exceed 5% of such Series' net assets (valued at the lower of cost or market). In addition, no more than 2% of net assets of a Series may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities will be deemed to have been purchased without cost.

     FORWARD CURRENCY EXCHANGE CONTRACTS. The Subadviser will consider changes in exchange rates in making investment decisions. As one way of managing exchange rate risk, each Series may enter into forward currency exchange contracts (agreements to purchase or sell foreign currencies at a future date). A Series will usually enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Series may also use these contracts to hedge the U.S. dollar value of securities it already owns. A Series may be required to cover certain forward currency contract positions by establishing a segregated account with its custodian that will contain only liquid assets, such as U.S. Government securities or other liquid high-grade debt obligations.

     Although a Series will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Series may therefore incur a gain or loss on a forward contract. A forward contract may help reduce a Series' losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies.

     OPTIONS TRANSACTIONS. Each Series may purchase put options on portfolio securities in an attempt to hedge against a decrease in the price of a security held by such Series. A Series will not purchase options for speculative purposes. Purchasing a put option gives a Series the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

     When a Series purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Series, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Objectives, Policies and Risks" in the Statement of Additional Information.

     BORROWING. Each Series may from time to time borrow money from banks for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Such borrowing will not exceed 5% of a Series' total assets (except the Emerging Markets Growth Fund, where such borrowings will not exceed 10% of such Series' total assets) and will be made at prevailing interest rates.

     LENDING OF PORTFOLIO SECURITIES. Each Series may lend its portfolio securities to brokers, dealers and other institutional investors in an amount not to exceed 331/3% of a Series' total assets taken at market value, for which it will receive collateral in cash or securities issued or guaranteed by the U.S. Government to be maintained in an amount equal to at least 100% of the current market value of the loaned securities. The lending of portfolio securities could involve the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

     REPURCHASE AGREEMENTS. Each Series may enter into repurchase agreements with commercial banks or broker/dealers under which the Series acquires a U.S. Government or a short-term money market instrument subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed upon interest rate effective for the period the Series holds the instrument that is unrelated to the interest rate on the instrument.

     A Series' repurchase agreements will at all times be fully collateralized, and the Series will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default of the seller, including possible delays and expenses in liquidating the underlying security, decline in the value of the underlying security and loss of interest.

     OTHER INVESTMENT COMPANIES. Certain emerging markets have restrictions that preclude or limit direct foreign investment in the securities of their companies. However, indirect foreign investment is permitted in certain emerging markets through governmentally authorized investment vehicles or companies, including closed-end investment companies, which may be acquired at prices in excess of their net asset values. In accordance with the 1940 Act, each Series may invest up to 10% of its assets in shares of other investment companies. If a Series invests in other investment companies, shareholders would bear not only their proportionate share of Series' expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies.

     ILLIQUID SECURITIES. Each Series may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily market-able without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable, such as repurchase agreements of more than one week's duration. A Series may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Series, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

     SHORT SALES. Each Series may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which a Series owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

     TEMPORARY INVESTMENTS. When the Subadviser believes that market conditions warrant a temporary defensive position, a Series may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. A Series' investments in commercial paper of U.S. issuers will be limited to (a) obligations rated Prime-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P's. A description of various commercial paper ratings and debt securities ratings appears in Appendix A to the Statement of Additional Information. A Series' investments in foreign short-term instruments will be limited to those that, in the opinion of the Subadviser, equate generally to the standards established for U.S. short-term instruments.

     Except  as  noted  above,  the  foregoing   investment   policies  are  not
fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of outstanding voting securities of a Series. A more detailed description of each Series' investment policies, including a list of those restrictions on each Series' investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Series, or (2) 67% or more of the shares of the Series present at a shareholders' meeting, if more than 50% of the outstanding shares of the Series are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES


     THE MANAGER. The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between J. & W. Seligman & Co. Incorporated and the Fund, on behalf of the Series, the Manager administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.

     The Manager also serves as manager of seventeen other investment companies which, together with the Fund, comprise the "Seligman Group." These other companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation. The aggregate assets of the Seligman Group at January 31, 1998 were approximately $18.2 billion. The Manager also provides investment management or advice to institutional and other accounts having an aggregate value at January 31, 1998 of approximately $6.5 billion.


     Mr. William C. Morris is Chairman of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     The Manager provides senior management for Seligman Data Corp., a wholly-owned subsidiary of certain investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.


     The Manager is entitled to receive a management fee from each Series, calculated daily and payable monthly, equal to an annual rate of 1.25% of the average daily net assets of the Emerging Markets Growth Fund and 1.00% of the average daily net assets of each other Series, of which 1.15% and .90%, respectively, are paid to the Subadviser for services described below. The management fees are higher than those of many domestic investment companies but are comparable to those of most international and global equity funds. Each Series pays all of its expenses other than those assumed by the Manager or the Subadviser, including fees for necessary professional and brokerage services, costs of regulatory compliance, costs associated with maintaining corporate existence, custody and shareholder services, shareholder relations and insurance costs.

     The management fee rate paid by each Series and the total expenses for each Series' Class A, Class B and Class D shares, expressed as a percentage of average daily net assets of that Series or Class, are presented in the following table for the fiscal year ended October 31, 1997.

                    MANAGEMENT
                     FEE RATE
                      FOR THE
                    FISCAL YEAR       EXPENSE RATIOS FOR
                       ENDED            THE FISCAL YEAR
      SERIES         10/31/97           ENDED 10/31/97
       -----          -------       -----------------------
                                   CLASS A CLASS B  CLASS D
                                   -------  ------- -------
International Fund     1.00%        1.78%    2.58%   2.58%
Emerging Markets
  Growth Fund          1.25%        2.27%    3.04%   3.04%
Global Growth
  Opportunities Fund   1.00%        1.69%    2.45%   2.45%
Global Smaller
  Companies Fund       1.00%        1.67%    2.43%   2.43%
Global Technology
  Fund                 1.00%        1.67%    2.42%   2.42%





     THE SUBADVISER. Seligman Henderson Co. serves as Subadviser to the Fund pursuant to Subadvisory Agreements between the Manager and the Subadviser (the "Subadvisory Agreements"). The Subadvisory Agreements provide that the Subadviser will supervise and direct the Series' global investments in accordance with each Series' investment objective, policies and restrictions.

     The Subadviser was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. The Subadviser, headquartered in New York, was created to provide international and global investment management services to institutional and individual investors and investment companies. The Subadviser also serves as Subadviser to Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Income Fund, Inc., certain portfolios of Seligman Portfolios,
Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.


      On February 10, 1998, AMP Ltd. made an offer to purchase all of the outstanding shares of Hendersen plc. The offer is subject to various conditions. The Manager and the Fund's Board of Directors are monitoring the status of the offer and its implications for the subadvisor's relationship with the Fund.

     PORTFOLIO MANAGEMENT. The Subadviser's Global Policy Group provides global investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate for each Series. The Group also provides overall policy with respect to identifying the global economic or social trends which will serve as the focus around which investments will be made with respect to the Global Growth Opportunities Fund.

     The Chairman of the Group is Mr. Iain C. Clark, who has been Chief Investment Officer of the Subadviser since April 1992. Mr. Clark is responsible for the day-to-day investment activities of the International Fund and the international investments of the Global Smaller Companies Fund, including the selection of individual securities for purchase or sale. He has been a Director and Senior Portfolio Manager of Henderson plc since 1985.

     Mr. Arsen Mrakovcic, a Vice President of the Fund, has responsibility for overseeing the domestic investments of the Global Smaller Companies Fund. Mr. Mrakovcic, a Managing Director of the Manager since January 1996, joined the Manager in June 1992 as a Portfolio Assistant. He was appointed Co-Portfolio Manager of Seligman Frontier Fund, Inc. and Vice President, Investment Officer of the Manager on January 1, 1995. He has been the sole Portfolio Manager of Seligman Frontier Fund, Inc. since October 1, 1995. Mr. Mrakovcic is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Frontier Portfolio and Co-Portfolio Manager of its Seligman Henderson Global Smaller Companies Portfolio.


     The Manager's discussion of the International Fund's and the Global Smaller Companies Fund's performance as well as line graphs illustrating comparative
performance   information   between  the  International

Fund and the Lipper International Funds Average and the Morgan Stanley Capital International Europe-Australasia-Far East Index, and between the Global Smaller Companies Fund and the Lipper Global Small Cap Funds Average, the Morgan Stanley Capital International World Index and the Salomon Brothers World EM Index are included in the Fund's fiscal 1997 Annual Report to shareholders.


     Mr. Peter Bassett has responsibility for directing and overseeing the investments of the Emerging Markets Growth Fund. Mr. Bassett has been head of Emerging Market Investments and Divisional Director, Henderson Investment Management, Henderson plc, since 1993. He was previously Deputy Head of the Far East Desk and Director at Touche Remnant & Co.


     The Manager's discussion of the Emerging Market Growth Fund's performance as well as a line graph illustrating comparative performance information between the Emerging Markets Growth Fund and the Lipper Emerging Markets Funds Average and the Morgan Stanley Capital International Emerging Markets Free Index is included in the Fund's fiscal 1997 Annual Report to shareholders.

     Messrs. Richard R. Schmaltz and Nitin Mehta have responsibility for directing and overseeing the Global Growth Opportunities Fund's domestic and international investments, respectively.




     Mr. Schmaltz is primarily responsible for directing and overseeing the domestic investments of the Global Growth Opportunities Fund as a member of the Seligman Growth Team. Mr. Schmaltz joined the Manager in September 1996 as a Managing Director, Director of Investments. In November 1997, Mr. Schmaltz also was named Director of the Manager. From May 1993 to September 1996, Mr. Schmaltz was Director, Investment Research at Neuberger and Berman. Prior thereto, Mr. Schmaltz was Executive Vice President of McGlinn Capital. Mr. Schmaltz is also responsible for directing and overseeing the domestic investments of the Seligman Henderson Global Growth Opportunities Portfolio of Seligman Portfolios, Inc. ("SPI"), and for the day-to-day management of Seligman Capital Fund, Inc., Seligman Growth Fund, Inc., and the Seligman Capital Portfolio of SPI.


     Mr. Mehta has been a portfolio manager with Henderson plc since September 1994. From May 1993 to September 1994, Mr. Mehta was Head of Currency Management and Derivatives at Quorum Capital Management. From February 1993 to May 1993 he was a consultant with International Finance Corporation. From 1986 through 1992, he was Head of Equity Investments at Shearson Lehman Global Asset Management.


     The Manager's discussion of the Global Growth Opportunities Fund's performance as well as a line graph illustrating comparative performance information between the Global Growth Opportunities Fund and the Lipper Global Funds Average and the Morgan Stanley Capital International World Index is included in the Fund's fiscal 1997 Annual Report to shareholders.


     Mr. Paul H. Wick and Mr.  Brian  Ashford-Russell  have  responsibility  for
directing   and   overseeing   the  domestic  and   international   investments,
respectively, of the Global Technology Fund.


     Mr. Wick, a Vice President of the Fund, has been a Managing Director of the Manager since January 1995 and was elected Director of the Manager in November 1997. He joined the Manager in 1987 as an Associate, Investment Research. From April 1989 to December 1989, he was co-Portfolio Manager of Seligman High-Yield Bond Series. Mr. Wick has been Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. He is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Communications and Information Portfolio and Co-Portfolio Manager of its Seligman Henderson Global Technology Portfolio. Previously, Mr. Wick was Vice President and Portfolio Manager of Seligman Frontier Fund, Inc.


     Mr. Ashford-Russell has been a Portfolio Manager with Henderson plc since February 1993. He was previously a Portfolio Manager with Touche Remnant & Co.

     The Manager's discussion of the Global Technology Fund's performance as well as a line graph illustrating comparative performance information between the Global Technology Fund and the Lipper Global Funds Average and the Morgan Stanley Capital International World Index are included in the Fund's fiscal 1997 Annual Report to shareholders.

     PORTFOLIO TRANSACTIONS. The Management Agreement and Subadvisory Agreement each recognize that in the purchase and sale of portfolio securities, the Manager and the Subadviser will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and the Subadviser. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates, and research and analysis received may be useful to the Manager and Subadviser in connection with their services to other clients as well as to the Series. In over-the-counter markets, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable.

     Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors of the Fund may determine, the Manager and the Subadviser may consider sales of shares of the Series of the Fund and, if permitted by applicable laws, may consider sales of shares of the other Seligman Mutual Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Series.


     PORTFOLIO TURNOVER. A change in securities held by a Series is known as "portfolio turnover," which may result in the payment by such Series of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. High portfolio turnover involves correspondingly greater transactions costs and a possible increase in short-term capital gains or losses. Although it is the policy of each Series to hold securities for investment, changes will be made from time to time when the Subadviser believes such changes will strengthen a Series' portfolio. The portfolio turnover of any Series is not expected to exceed 100%.


PURCHASE OF SHARES

     Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Series' shares. Its address is 100 Park Avenue, New York, NY 10017.

     Each Series issues three classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years; and Class D shares are sold to investors choosing no initial sales load, a higher distribution fee and a CDSL on redemptions within one year of purchase. See "Alternative Distribution System" above.


     Shares of the Series may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next determined after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A Shares--Initial Sales Load" below.


     THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN A SERIES IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 FOR EACH SERIES (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS THAT DO NOT SATISFY THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR FUND ACCOUNTS ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK(R) SERVICE. THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE SELIGMAN TIME HORIZON MATRIXSM ASSET ALLOCATION PROGRAM IS $10,000. FOR INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR FINANCIAL ADVISOR.

     The minimum amount for initial investment in the Fund is $500 for investors who purchase shares of the Fund through Merrill Lynch's MFA or MFA Select programs. There is no minimum investment required for investors who purchase shares of the Series through wrap fee programs.

     Purchase orders placed for Class B shares must be for an amount LESS THAN $250,000.

     Orders received by an authorized dealer by the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) and accepted by SFSI before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Series' net asset value determined as of the close of regular trading on the NYSE on that day plus, in the case of Class A shares, any applicable sales load. Orders accepted by dealers after the close of regular trading on the NYSE, or received by SFSI after the close of business, will be executed at the Series' net asset value as next determined plus, in the case of Class A shares, any applicable sales load. The authorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.


     Payment for dealer purchases may be made by check or by wire. To wire payments, dealer orders must first be placed through SFSI's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C (Name of Series) (A, B or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.


     Current shareholders may purchase additional shares of a Series at any time through any authorized dealer or by sending a check, payable to "Seligman Group of Funds," in a postage-paid return envelope or directly to SELIGMAN DATA CORP., P.O. BOX 3947, NEW YORK, NY 10008-3947. Checks for investment must be in U.S. dollars drawn on a domestic bank. The check should be accompanied by an investment slip (provided on the bottom of shareholder account statements) and include the shareholder's name, address, account number, Series name, and class of shares (A, B or D). Checks sent directly to Seligman Data Corp. and received in good order will be invested at such Series' net asset value determined as of the close of regular trading on the NYSE on that day plus, in the case of Class A shares, any applicable sales load.

     IF A SHAREHOLDER DOES NOT PROVIDE THE REQUIRED INFORMATION, SELIGMAN DATA CORP. WILL SEEK FURTHER CLARIFICATION AND MAY BE FORCED TO RETURN THE CHECK TO THE SHAREHOLDER. IF ONLY THE CLASS DESIGNATION IS MISSING, THE INVESTMENT WILL AUTOMATICALLY BE MADE IN CLASS A SHARES FOR NEW ACCOUNTS OR IN THE SHAREHOLDER'S EXISTING CLASS FOR ADDITIONAL PURCHASES. Credit card convenience checks and third party checks (i.e., checks made payable to someone other than the "Seligman Group of Funds") may not be used to open a new fund account or purchase additional shares of the Fund.

     Seligman Data Corp. may charge a $10.00 service fee for checks returned to it as uncollectible. This fee may be deducted from the shareholder's account. For the protection of the Fund and its shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until the Fund receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account.


     VALUATION. The net asset value of a Series' shares is determined as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) each day. Net asset value is calculated separately for each class of shares of a Series. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Fund's Board of Directors.


     Although the legal rights of the Class A, Class B and Class D shares of each Series are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the higher distribution fee charged to Class B and Class D shares. In addition, net asset value per share of the three classes will be affected to the extent any other expenses differ among classes.


     CLASS A SHARES--INITIAL SALES LOAD. Class A shares of each Series are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net asset value of Class A shares. See "Administration, Shareholder Services and Distribution Plans."

--------------------------------------------------------------------------------
                       CLASS A SHARES--SALES LOAD SCHEDULE

                            SALES LOAD AS A
                             PERCENTAGE OF       REGULAR
                          --------------------   DEALER
                                    NET AMOUNT   DISCOUNT
                                     INVESTED    AS A % OF
                          OFFERING  (NET ASSET   OFFERING
     AMOUNT OF PURCHASE     PRICE     VALUE)       PRICE
    -------------------   --------  ----------   --------
    Less than   $ 50,000    4.75%       4.99%       4.25%
   $   50,000  -  99,999    4.00        4.17        3.50
      100,000 -  249,999    3.50        3.63        3.00
      250,000 -  499,999    2.50        2.56        2.25
      500,000 -  999,999    2.00        2.04        1.75
    1,000,000   or more*       0           0           0

----------
   * Shares acquired at net asset value pursuant to the above schedule will be subject to a CDSL of 1% if redeemed within 18 months of purchase. See "Purchase of Shares-- Contingent Deferred Sales Load."
--------------------------------------------------------------------------------


     There is no initial sales load on purchases of Class A shares of $1,000,000 or more ("NAV sales"); however, such shares are subject to a CDSL of 1% if redeemed within eighteen months of purchase.


     SFSI shall pay broker/dealers, from its own resources, a fee on NAV sales, calculated as follows: 1.00% of NAV sales up to but not including $2 million;
 .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person" as defined below.

     SFSI shall also pay broker/dealers, from its own resources, a fee on sales of certain Class A shares of the Seligman Mutual Funds participating in an "eligible employee benefit plan" (as defined below under "Special Programs") that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales load was not paid because either the participating eligible employee benefit plan has at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman Mutual Fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million;
 .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

     REDUCED SALES LOADS. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

     Shares purchased without an initial sales load in accordance with the sales load schedule or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions within eighteen months of purchase.


o VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of a Series of the Fund alone, or in any combination of shares of the Seligman Mutual Funds that are sold with an initial sales load, reaches levels indicated in the above sales load schedule.

o THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in shares of any Seligman Mutual Fund sold with an initial sales load with the total net asset value of shares already owned that were sold with an initial sales load, including shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load, to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts.

o A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced sales loads, based upon the total amount the investor intends to purchase plus the total net asset value of shares of the other Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see "Terms and Conditions."


     SPECIAL PROGRAMS. Each Series may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses (and family members of the foregoing) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.


     Class A shares also may be issued without an initial sales load in connection with the acquisition of cash and securities owned by other investment companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plans" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.


     Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Employee benefit plans eligible for net asset sales, as described above, will be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months of plan termination. Sales pursuant to a 401(k) alliance program which has an agreement with SFSI are available at net asset value and are not subject to a CDSL.

     CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase, whichever is less.

YEARS SINCE PURCHASE                                     CDSL
--------------------                                     ----
less than 1 year .....................................    5%
1 year or more but less than 2 years .................    4%
2 years or more but less than 3 years ................    3%
3 years or more but less than 4 years ................    3%
4 years or more but less than 5 years ................    2%
5 years or more but less than 6 years ................    1%
6 years or more ......................................    0%

     Class B shares are also subject to an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of purchases of Class B shares. Approximately eight years after purchase, Class B shares will convert automatically to Class A shares, which are subject to an annual service fee of .25% but no distribution fee. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Series are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of a Series exercising the exchange privilege will continue to be subject to such Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of a Series acquired by exchange will be subject to such Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

     CLASS D SHARES. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75%, and an annual service fee of up to .25%, of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.


     CONTINGENT DEFERRED SALES LOAD. A CDSL will be imposed on redemptions of Class B or Class D shares which were purchased during the preceding six years (for Class B shares) or twelve months (for Class D shares). The amount of any CDSL will initially be used by SFSI to defray the expense of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations (as defined under "Administration, Shareholder Services and Distribution Plans") at the time of sale. Pursuant to an agreement with FEP Capital, L.P. ("FEP") to fund such payments in respect of Class B shares, SFSI has assigned any Class B CDSL to FEP.

     A CDSL of 1% will also be imposed on redemptions of Class A shares purchased during the preceding eighteen months if such shares were acquired at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load." Employee benefit plans eligible for net asset sales as described above under "Special Programs" may be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination.

     The 1% CDSL normally imposed on redemptions of certain Class A shares (i.e., those purchased during the proceeding eighteen months at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load") will be waived on shares that were purchased through Dean Witter Reynolds, Inc. ("Dean Witter") by certain Chilean institutional investors (i.e. pension plans, insurance companies and mutual funds). Upon redemption of such shares within an eighteen month period, Dean Witter will reimburse SFSI a pro rata portion of the fee it received from SFSI at the time of the sale of such shares.

     To minimize the application of a CDSL to a redemption, shares acquired pursuant to the investment of dividends and capital gain distributions (which are not subject to a CDSL) will be redeemed first; followed by shares held for a period of time longer than the applicable CDSL period. Shares held for the longest period of time within the applicable CDSL period will then be redeemed. Additionally, for those shares determined to be subject to a CDSL, the CDSL will be assessed on the current net asset value or original purchase price, whichever is less. No CDSL will be imposed on shares acquired through the investment of dividends or gain distributions from any Class A, Class B or Class D shares of Seligman Mutual Funds.


     For example, assume an investor purchased 100 Class D shares in January at a price of $10.00 per share. During the first year, 5 additional Class D shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 Class D shares were purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 Class D shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

Total shares to be redeemed
  (122.449 @ $12.25) as follows: .............    $1,500.00
                                                  =========
Dividend/Distribution shares
  (5 @ $12.25) ...............................     $  61.25
Shares held more than 1 year
  (100 @ $12.25) .............................     1,225.00
Shares held less than 1 year subject
  to CDSL (17.449 @ $12.25) ..................     $ 213.75
                                                  ---------
  Gross proceeds of redemption ...............     1,500.00
  Less CDSL (17.449 shares @ $12.00 =
    $209.39 x 1% = $2.09) ....................        (2.09)
                                                  ---------
  Net proceeds of redemption .................    $1,497.91
                                                  =========

     For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     The CDSL will be waived or reduced in the following instances:


     (a) on redemptions following the death or disability (as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder or beneficial owner; (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account (an "IRA") due to death, disability, minimum distribution requirements after attainment of age 701/2, or, for accounts established prior to January 1, 1998, attainment of age 591/2, and (iii) a tax-free return of an excess contribution to an IRA; (c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) in whole or in part, in connection with automatic cash withdrawals; (f) in connection with participation in the Merrill Lynch Small Market 401(k) Program; and (g) in connection with the redemption of shares of a Series if such Series is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction.

     If, with respect to a redemption of any Class A, Class B or Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the payment or a portion of the payment made by SFSI at the time of sale of such shares.


     SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments will not exceed the amounts of the sales loads retained by SFSI in respect of sales of shares of the Fund and the other Seligman Mutual Funds effected through participating dealers and shall be consistent with the Rules of the National Association of Securities Dealers, Inc. as then in effect.


TELEPHONE TRANSACTIONS



     A shareholder with telephone transaction privileges, and THE SHAREHOLDER'S BROKER/DEALER REPRESENTATIVE, has the ability to effect the following transactions via telephone: (i) redemption of Series shares with proceeds sent to the address of record (up to $50,000 per day per fund account), (ii) exchange of Series shares for shares of the same class of another Seligman Mutual Fund,
(iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

     FOR INVESTORS WHO PURCHASED  SHARES BY COMPLETING AND SUBMITTING AN ACCOUNT
APPLICATION: Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker/dealer of record, as designated on the Account Application, will automatically receive telephone services.

     FOR INVESTORS WHO PURCHASE SHARES THROUGH A BROKER/DEALER: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election form available from the broker/dealer of record.


     FOR ACCOUNTS REGISTERED AS IRAS: Telephone services will include only exchanges or address changes.


     FOR CORPORATIONS OR GROUP RETIREMENT PLANS: Telephone redemptions are not permitted. Additionally, group retirement plans are not permitted to change a dividend or gain distribution option. Group retirement plans that may allow plan participants to place telephone exchanges directly with the Fund must first provide a letter of authorization signed by the plan custodian or trustee, and provide a telephone services election form signed by each plan participant.


     All Seligman Mutual Fund accounts with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental telephone services election form.

     For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone services, authorizes each of the other owners to effect telephone transactions on his or her behalf.


     During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares via telephone. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (See "Redemption of Shares" below.) Use of these other redemption or exchange procedures may result in the request being processed at a later time than if a telephone transaction had been used, and a Series' net asset value may fluctuate during such periods.


     The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER/DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of the addition of telephone services to an existing account or termination of telephone services will be sent to the shareholder at the address of record.

REDEMPTION OF SHARES


     A shareholder may redeem shares held in book credit ("uncertificated") form without charge except a CDSL, if applicable, at any time by SENDING A WRITTEN REQUEST to Seligman Data Corp., P.O. Box 3947, New York, NY 10008-3947; or if the request is being sent by overnight delivery service to 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form without charge, except a CDSL, if applicable, by surrendering certificates in proper form to the same address. Certificates should be sent certified or registered mail. Return receipt is advisable; however, this may increase mailing time. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by all shareowners exactly as their name(s) appear(s) on the account registration. The shareholder's letter of instruction or endorsed stock power should specify the Series name, account number, class of shares (A, B or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests (i.e., requests to sell shares at a specific price or on a future date).

     If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY A CORPORATION, EXECUTOR, ADMINISTRATOR, TRUSTEE, CUSTODIAN OR RETIREMENT PLAN. FOR FURTHER INFORMATION WITH RESPECT TO REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE.


     In the case of Class A shares (except for shares purchased without an initial sales load due to the size of the purchase), and in the case of Class B shares redeemed after six years and Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class A shares which were purchased without an initial sales load because the purchase amount was $1,000,000 or more are redeemed within eighteen months of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% described under "Purchase of Shares--Class A Shares--InitiaL Sales Load" above. If Class B shares are redeemed within six years of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order less the applicable CDSL as described under "Purchase of Shares--Class B Shares" above. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase of Shares--Class D Shares" above.


     A shareholder may "sell" shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL in the case of Class D shares). The Fund makes no charge for this transaction, but the dealer may charge a service fee. "Sell" or repurchase orders received from an authorized dealer before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of regular trading on the NYSE on that day, less any applicable CDSL. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business, will be executed at the net asset value determined as of the close of the NYSE on the next trading day, less any applicable CDSL. Shares held in a "street name" account with a broker/dealer may be sold to the Fund only through a broker/dealer.

     TELEPHONE REDEMPTIONS. Telephone redemptions of uncertificated shares may be made once per day, in an amount of up to $50,000 per fund account. Proceeds will be sent to the address of record. Telephone redemption requests received by Seligman Data Corp. at (800) 221-2450 by the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) will be processed at the Fund's net asset value determined as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. IRAs, group retirement plans, corporations and trusts for which the name of the current trustee does not appear in the account registration are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.


     For more information about telephone redemptions, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.


     GENERAL. With respect to shares redeemed, a check for the proceeds, less any applicable CDSL, will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased by the Fund, a check for the proceeds will be sent to the investment dealer within seven days after acceptance of the repurchase order and will be made payable to the investment dealer. Payment of redemption proceeds will be delayed on redemptions of shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account. No interest is paid on the redemption proceeds after the redemption but before the funds are paid. The proceeds of a redemption or repurchase may be more or less than the shareholder's cost.


     The Fund reserves the right to redeem shares owned by a shareholder whose investment in a Series has a value of less than a minimum specified by the Fund's Board of Directors, which is presently $500. Shareholders would be sent a notice before such redemption is processed stating that the value of their investment in a Series is less than the specified minimum and that they have sixty days to make an additional investment.

     REINSTATEMENT PRIVILEGE. If a shareholder redeems Class A shares and then decides to reinvest them, or to shift the investment to another Series of the Fund or to one of the other Seligman Mutual Funds, a shareholder may, within 120 calendar days of the date of the redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of the investment in Class A shares of the Series or any of the other Seligman Mutual Funds. If a shareholder redeems Class B or Class D shares and the redemption was subject to a CDSL, the shareholder may reinstate the investment in shares of the same class of the Series or of any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the applicable CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase is a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT.

     Generally, exercise of the Reinstatement Privilege does not alter the federal income tax status of any capital gain realized on a sale of a Series' shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same Series, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.


ADMINISTRATION, SHAREHOLDER
SERVICES AND DISTRIBUTION PLANS

     Under each Series' Administration, Shareholder Services and Distribution Plan (the "Plans"), each Series may pay to SFSI an administration, shareholder services and distribution fee in respect of each Series' Class A, Class B and Class D shares. Payments under the Plans may include, but are not limited to:
(i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in a Series, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Series' shareholders, and (iii) otherwise promoting the sale of shares of each Series, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Series. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources which may include the management fee that the Manager receives from each Series.

     Under the Plans, each Series reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of such Series' Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25%, on an annual basis, payable quarterly, of the average daily net assets of a Series' Class A shares attributable to the particular Service Organization for providing personal services and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.

     Under the Plans, each Series reimburses SFSI for its expenses with respect to Class B and Class D shares at an annual rate of up to 1% of the respective average daily net asset value of such Series' Class B and Class D shares. Proceeds from a Series' Class B distribution fees are used to pay Service Organizations a continuing fee of up to .25% on an annual basis of the average net asset value of Class B shares attributable to particular Service
Organizations for providing personal service and/or the maintenance of shareholder accounts and will also be used by SFSI to defray the expense of the payment of 4% made by it to Service Organizations at the time of sale of Class B shares. Proceeds from Class D distribution fees are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25%, on an annual basis, of the average daily net asset value of a Series' Class D shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the payment of 1% made by it to Service Organizations at the time of the sale of Class D shares. The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D shares may exceed the amounts received by it from the Plan payments retained. Expenses of administration, shareholder services and distribution of a Series' Class B and Class D shares in one fiscal year may be paid from a Series' Class B and Class D Plan fees, respectively, received in any other fiscal year.


     The Plan as it relates to the Class A and Class D shares of the International Fund was first approved by the Fund's Board of Directors on July 15, 1993 and by the shareholders of the International Fund on September 21, 1993. The Plan as it relates to the Class A, B, and D shares of the Emerging Markets Growth Fund was first approved by the Fund's Board of Directors on March 21, 1996 and by the sole shareholder of each class of the Fund on May 10, 1996. The Plan as it relates to the Class A and Class D shares of the Global Growth Opportunities Fund was approved by the Fund's Board of Directors on September 21, 1995 and by the sole shareholder of the Global Growth Opportunities Fund on October 30, 1995. The Plan as it relates to the Class A and Class D shares of the Global Smaller Companies Fund was first approved by the Fund's Board of Directors on July 16, 1992 and by the shareholders of the Global Smaller Companies Fund on May 20, 1993. The Plan as it relates to the Class A and Class D shares of the Global Technology Fund was first approved by the Directors on March 17, 1994 and by the sole shareholder of the Global Technology Fund on May 20, 1994. The Plan as it relates to Class B shares was approved by the Directors of the Fund on March 21, 1996. The Plans are reviewed by the Directors annually. The total amounts paid for the fiscal year ended October 31, 1997 in respect of each Series' Class A, Class B and Class D shares' average daily net assets pursuant to the Plans were as follows:



                                % OF AVERAGE NET ASSETS
                           ---------------------------------
        SERIES             CLASS A      CLASS B      CLASS D
        ------             -------      -------      -------
International Fund          .20%         1.00%        1.00%
Emerging Markets
  Growth Fund               .23%         1.00%        1.00%
Global Growth
  Opportunities Fund        .24%         1.00%        1.00%
Global Smaller
  Companies Fund            .24%         1.00%        1.00%
Global Technology
  Fund                      .25%         1.00%        1.00%



     Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as a broker/dealer of record for most shareholder accounts that do not have a designated broker/dealer of record, including all such shareholder accounts established after April 1, 1995, and receives compensation for providing personal service and account maintenance to such accounts of record.


EXCHANGE PRIVILEGE

     A shareholder may, without charge, exchange at net asset value any part or all of an investment in a Series for shares of another Series or for shares of any of the other Seligman Mutual Funds. Exchanges may be made by mail, or by telephone if the shareholder has telephone services.

     Class A, Class B and Class D shares may be exchanged only for Class A, Class B and Class D shares, respectively, of another Seligman Mutual Fund on the basis of relative net asset value.


     If shares  that are subject to a CDSL are  exchanged  for shares of another
Seligman Mutual Fund, then for purposes of assessing the CDSL payable upon disposition of the acquired shares, the applicable holding period shall be reduced by the period for which the original shares were held.


     Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new

Class B shares. In addition, Class B shares of the Series acquired through exchange will be subject to the Series' CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which such shares were exchanged.


     Aside from the Series described in this Prospectus, the Seligman Mutual Funds available under the Exchange Privilege are:

o SELIGMAN CAPITAL FUND, INC. seeks aggressive capital appreciation. Current income is not an objective.

o SELIGMAN CASH MANAGEMENT FUND, INC. invests in high-quality money market instruments. Shares are sold at net asset value.

o SELIGMAN COMMON STOCK FUND, INC. seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.

o SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC. invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.

o SELIGMAN FRONTIER FUND, INC. seeks to produce growth in capital value, income may be considered but will only be incidental to the fund's investment objective.

o SELIGMAN GROWTH FUND, INC. seeks longer-term growth in capital value and an increase in future income.

o SELIGMAN HIGH INCOME FUND SERIES seeks high current income by investing in debt securities. The Fund consists of the Seligman U.S. Government Securities Series and the Seligman High-Yield Bond Series.

o SELIGMAN INCOME FUND, INC. seeks high current income and the possibility of improvement of future income and capital value.

o SELIGMAN MUNICIPAL FUND SERIES, INC. consists of several State Series and a National Series. The National Municipal Series seeks to provide maximum income exempt from regular federal income taxes; individual state series, each seeking to maximize income exempt from regular federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not currently offer Class B shares.)

o SELIGMAN MUNICIPAL SERIES TRUST includes the Seligman California Municipal Quality Series, the Seligman California Municipal High-Yield Series, the Seligman Florida Municipal Series and the Seligman North Carolina Municipal Series, each of which invests in municipal securities of its designated state. (Does not currently offer Class B shares.)

o SELIGMAN NEW JERSEY MUNICIPAL FUND, INC. invests in investment grade New Jersey municipal securities. (Does not currently offer Class B shares.)

o SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES invests in investment grade Pennsylvania municipal securities. (Does not currently offer Class B shares.)


o SELIGMAN VALUE FUND SERIES, INC. consists of the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund, each of which seeks long-term capital appreciation by investing in equity securities of value companies primarily located in the U.S.

     All permitted exchanges will be based on the net asset values of the respective funds determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on that day. Telephone requests for exchanges must be received by the close of regular trading on the NYSE by Seligman Data Corp. at (800) 221-2450, and will be processed as of the close of business on that day. Requests received after the close of regular trading on the NYSE will be processed at the net asset values per share calculated the following business day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends and Automatic Cash Withdrawal Service will not be carried over tO the new fund account unless specifically requested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of an exchange request together with certificates representing shares to be exchanged in proper form.

     The Exchange Privilege via mail is generally applicable to investments in group retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.

     A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders.

     Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the dealer of record listed on the account. SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchange privileges, which, unless objected to, are assigned to certain shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes.

FURTHER INFORMATION ABOUT TRANSACTIONS IN THE SERIES

     Because excessive trading (including short-term, "market timing" trading) can hurt a Series' performance, the Fund, on behalf of a Series, may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Series' net assets. The Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund reserves the right to refuse any order for the purchase of shares.


DIVIDENDS AND GAIN DISTRIBUTIONS


     Dividends payable from each Series' net investment income are distributed at least annually. Payments vary in amount depending on income received from portfolio securities and the cost of operations. Each Series distributes substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually. Dividends and gains distributions will generally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.

     Shareholders   may  elect:   (1)  to  receive  both   dividends   and  gain
distributions in shares; (2) to receive dividends in cash and gain distributions in shares; or (3) to receive both dividends and gain distributions in cash.

Cash dividends and gain distributions are paid by check and sent to the shareholder's address of record.

     In the case of prototype retirement plans, dividends and capital gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to shareholder accounts in additional shares. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distributions paid in shares are invested on the payable date using the net asset value of the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. Eastern time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see "Telephone Transactions." These elections must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or gain distribution.


     The per share dividends from net investment income on Class B and Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fees applicable with respect to Class B and Class D shares. Per share dividends of the three classes may also differ as a result of differing class expenses. Distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class D shares. See "Purchase of Shares--Valuation."


     Shareholders exchanging shares of a mutual fund for shares of another Seligman Mutual Fund will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared and payable will be paid in cash regardless of the existing election. A transfer or exchange of all shares (closing an account), between the record date and payable date, will result in the value of dividends or gain distributions being paid to the new fund account in accordance with the option on the closed account, unless Seligman Data Corp. is instructed otherwise.


FEDERAL INCOME TAXES

     Each Series intends to continue to qualify as a regulated investment company under the Code. For each year so qualified, each Series will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.


     Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from a Series' dividend income that would be eligible for the dividends received deduction if the Series were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders will be subject to federal income tax on distributions of net capital gains at a maximum rate of 28% if designated as derived from a Series' capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from the a Series' capital gains from property held for more than eighteen months.

     Any gain or loss realized upon a sale or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gain at a maximum rate of 28% in respect of shares held for more than one year and at a maximum rate of 20% in respect of shares held for more than eighteen months. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Series if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of such Series.


     In determining gain or loss on shares of a Series that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

     A Series will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Series and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

     Portions of a Series' investment income may be subject to foreign income taxes withheld at source. Each Series intends to operate so as to meet the requirements of the Code to enable it, subject to certain limitations imposed by the Code, to "pass through" to its shareholders credit for foreign taxes paid, but there can be no assurance that a Series will be able to do so. See "Taxes" in the Statement of Additional Information.

     UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 THAT MAY BE DEDUCTED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.

     Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.


SHAREHOLDER INFORMATION


     Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund and its Series may be requested by writing the Corporate Communications/Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017 or telephoning the Corporate Communications/Investor Relations Department toll-free at (800) 221-7844 from all continental United States or (212) 850-1864 the New York City area. Information about shareholder accounts may be requested by writing Shareholder Services, Seligman Data Corp. at the same address or by calling toll-free by dialing (800) 221-2450 from all continental United States, or (212) 682-7600 outside the continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. Eastern time, and calls will be answered by a service representative.


     24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS AND FORM 1099-DIV CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF DISTRIBUTION CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELEPHONE TRANSACTIONS" ABOVE.

     ACCOUNT   SERVICES.   Shareholders  are  sent   confirmation  of  financial
transactions.

     Other investor services are available. These include:


     o INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize additional purchases of shares automatically bY electronic funds transfer from a checking or savings account, if the bank that maintains the account is a member of the Automated Clearing House ("ACH") or by preauthorized checks to be drawn on the shareholder's checking account at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, to purchase shares. Accounts may be established concurrently with the Invest-A-Check(R) Service only if accompanied by a check for aT least $100 in conjunction with the monthly investment option or a check for at least $250 in conjunction with the quarterly investment option. For investments into the Seligman Time Horizon MatrixSM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. By utilizing the Invest-a-Check(R) Service to establish an account, you are agreeing to continue the service until the Fund's minimuM investment is met. If you elect to cancel the service prior to meeting the minimum, your account may be subject to closure. (See "Terms and Conditions.")


     o AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder of Seligman Cash Management Fund to exchange a specified amount, at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, from shares of any class of the Cash Management Fund into shares of the same class of any other Seligman Mutual Fund registered in the same name. For exchanges into the Seligman Time Horizon MatrixSM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. The shareholder's Cash Management Fund account must have a dollar value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.


     o DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of a Series or another Seligman Mutual Fund. (Dividend checks must include the shareholder's name, account number, the name of the fund and the class of shares in which the investment is to be made.) If the dividends are to be invested in a new fund account, the first investment must meet the required minimum purchase amount for such Fund.


     o AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.


     o AUTOMATIC CASH WITHDRAWAL SERVICE permits payments in fixed amounts of $50 or more at regular intervals to be made to a shareholder who owns or purchases shares worth $5,000 or more held as book credits. Payments will be sent by check to the address designated by the shareholder who has current bank information on file with Seligman Data Corp. Holders of Class A shares purchased at net asset value because the purchase amount was $1,000,000 or more should bear in mind that withdrawals will be subject to a 1% CDSL if made within eighteen months of purchase of such shares. Holders of Class B and Class D shares may elect to use this service immediately, although certain withdrawals may be subject to a CDSL. (See "Terms and Conditions.")


     o DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may be directed only to shares of the same class of another Seligman Mutual Fund.

     o OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which will be deducted from a shareholder's account, if requested.

     o COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

     TAX-DEFERRED RETIREMENT PLANS. Shares of each Series may be purchased for all types of tax-deferred retirement plans. SFSI makes available plans, plan forms and custody agreements for:

     --Individual Retirement Accounts (IRAs);


     --Savings Incentive Match Plans for Employees (SIMPLE IRAs);


     --Simplified Employee Pension Plans (SEPs);

     --Section 401(k) Plans for corporations and their employees;

     --Section 403(b)(7) Plans for employees of public school systems and certain non-profit organizations who wish to make deferred compensation arrangements; and


     --Money Purchase Pension and Profit Sharing Plans for sole proprietorships, corporations and partnerships.


     These types of plans may be established only upon receipt of a written application form. The Fund may register an IRA investment for which an account application has not been received as an ordinary taxable account.

     For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017 or telephone toll-free (800) 445-1777 from all continental United States. You also may receive information through an authorized dealer.

ADVERTISING A SERIES' PERFORMANCE

     From time to time, a Series advertises its "total return" and "average annual total return", each of which is calculated separately for Class A, Class B and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in shares of Class A, Class B and Class D of a Series would have earned over a specified period of time (for example, one, five and ten year periods or since inception) assuming the payment of the maximum front-end sales load, if any (or CDSL upon redemption, if applicable), when the investment was made and that all distributions and dividends paid by the Series were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten year periods or since inception of the Series), i.e., the average annual compound rate of return. Total return and average annual total return may also be presented without the effect of an initial sales load or CDSL, as applicable. The total return and average annual total return for Class A shares of the International Fund quoted from time to time are not adjusted for the period prior to September 21, 1993 for the annual administration, shareholder services and distribution fee. Such fee, if reflected, would reduce the performance quoted. The waiver by the Manager and Subadviser of their fees and reimbursement of certain expenses during certain periods (as set forth under "Financial Highlights" herein) would positively affect the performance results quoted.


     From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent reporting service that monitors the performance of mutual funds. In calculating the total return of a Series' Class A, Class B and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. A Series may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Series' performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WEISENBERGER MUTUAL FUND INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR,
FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSIONS AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL, WASHINGTON POST, WORTH MAGAZINE and YOUR MONEY.


ORGANIZATION AND CAPITALIZATION

     The International Fund, the Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund are each separate series of Seligman Henderson Global Fund Series, Inc., an open-end investment company incorporated under the laws of the state of Maryland on November 22, 1991. The name of the Fund was changed from Seligman International Fund Series Inc., to its present name on May 25, 1993. The Directors of the Fund are authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. To date, shares in the five Series described herein have been authorized. Shares of capital stock of each Series have a par value $.001 and are divided into three classes. Each share of a Series' Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have non-cumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion or preemptive rights.

                              TERMS AND CONDITIONS
                           GENERAL ACCOUNT INFORMATION
   Investments will be made in as many shares of a Series, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in the shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any distributions from gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed by notifying Seligman Data Corp. These option changes must be received by Seligman Data Corp. before the record date for the dividend or distribution to be effective for such dividend or distribution. Stock certificates will not be issued, unless requested. Replacement stock certificates and certain waiver of probate procedures will be subject to a surety fee.

                            INVEST-A-CHECK(R) SERVICE
    The Invest-A-Check(R) Service is available to all shareholders. The application is subject to acceptance by thE shareholder's bank and Seligman Data Corp. The electronic funds transfer ("ACH debit") or preauthorized check in the amount specified will be invested in the shareholder's account on the fifth day (unless otherwise specified) of each month (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the close of business on the same date. By utilizing the Invest-A-Check(R) Service to establisH an account, you are agreeing to continue the Service until the Fund's minimum investment amount is met. If you elect to cancel the Service prior to meeting the minimum, your account may be subject to closure. If an ACH debit or preauthorized check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Invest-A-Check(R) Service may be suspended. In the event that a check or ACH debit is returned uncollectable, Seligman DatA Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee will be deducted from the shareholder's account. The Invest-A-Check(R) Service may be reinstated upon written request indicating that the causE of interruption has been corrected. The Invest-A-Check(R) Service may be terminated by the shareholder or Seligman DatA Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event the shareholder exchanges all of the shares from one Seligman Mutual Fund to another, the Invest-A-Check(R) Service will be terminated in the Seligman Mutual Fund that was closed as a result of the exchange of all shares and the shareholder must re-apply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Mutual Fund from which the exchange was made. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a check for at least $100 in connection with the monthly investment option or a check for at least $250 in connection with the quarterly investment option. If the shareholder uses the Invest-A-Check(R) Service to make an IRA or group retirement plan investment, the purchase will be credited as a current year contribution.

                        AUTOMATIC CASH WITHDRAWAL SERVICE
    A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment and any applicable CDSL. Redemptions will be made at the net asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday), less, in the case of Class B or Class D shares, any applicable CDSL. Automatic withdrawals of Class A shares which were purchased at net asset value because the purchase amount was $1,000,000 or more will be subject to a CDSL if made within eighteen months of purchase of such shares. Under this Service, a Class B, or Class D shareholder who requests both dividends and capital gain distributions in additional shares may withdraw up to 12%, or 10%, respectively, of the value of the shareholder's fund account (at the time of election) per annum, without the imposition of a CDSL. A minimum payment amount of $50 per cycle is needed to establish this Service. A shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.


                      LETTER OF INTENT--CLASS A SHARES ONLY
    Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid directly to the shareholder or credited to the shareholder's account. All shares held in escrow will be deposited into the shareholder's account in book credit form, or, if requested, delivered to the shareholder upon completion of the Letter of Intent. The shareholder may include toward completion of a Letter of Intent the total asset value of shares of the Seligman Mutual Funds on which an initial sales load was paid as of the date of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, the shareholder will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, the shareholder has not paid this additional sales load to Seligman Financial Services, Inc., sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the shareholder's account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that the Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded to the Fund and that the required additional escrowed shares will be purchased by the shareholder.


    Shares of Seligman Cash Management Fund, Inc. which have been acquired by an exchange of shares of another Seligman Mutual Fund on which there is an initial sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of the Seligman Cash Management Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other Seligman Mutual Funds.

SELIGMAN HENDERSON
GLOBAL FUND SERIES, INC.
--------------------------------------------------------------------------------
Seligman Henderson International Fund
Seligman Henderson Emerging Markets Growth Fund
Seligman Henderson Global Growth
Opportunities Fund
Seligman Henderson Global Smaller
Companies Fund
Seligman Henderson Global Technology Fund

================================================================================


100 Park Avenue
New York, New York 10017


INVESTMENT MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, New York 10017

PORTFOLIO SECURITIES CUSTODIAN
Morgan Stanley Trust Company (NY)
One Pierrepont Plaza
Brooklyn, New York 11201


GENERAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004

EQSH1 3/98


================================================================================
                                   PROSPECTUS




                      Seligman Henderson International Fund

                 Seligman Henderson Emerging Markets Growth Fund

               Seligman Henderson Global Growth Opportunities Fund

                        Seligman Henderson Global Smaller
                                 Companies Fund

                    Seligman Henderson Global Technology Fund



                                  March 1, 1998








================================================================================
                           A CAPITAL APPRECIATION FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 1998


                      SELIGMAN HENDERSON INTERNATIONAL FUND
                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
               SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND
               SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND series of
                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.

                                 100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
       Toll Free Telephone: (800) 221-2450 - all continental United States
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus, dated March 1, 1998, which includes the Seligman Henderson International Fund (the "International Fund"), the Seligman Henderson Emerging Markets Growth Fund (the "Emerging Markets Growth Fund"), the Seligman Henderson Global Growth Opportunities Fund (the "Global Growth Opportunities Fund"), the Seligman Henderson Global Smaller Companies Fund (the "Global Smaller Companies Fund") and the Seligman Henderson Global Technology Fund (the "Global Technology Fund"), each a separate series (individually, a "Series") of Seligman Henderson Global Fund Series, Inc. (the "Fund"). It should be read in conjunction with the Fund's Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


         Each Series of the Fund offers three classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% (of the current net asset value or original purchase price, whichever is less) if such shares are redeemed within eighteen months of purchase. Class B shares may be purchased at net asset value and are subject to a CDSL, if applicable, in the following amount (as a percentage of the current net asset value or the original purchase price, whichever is less, if redemption occurs within the indicated number of years of purchase of such shares: 5% (less than 1 year), 4% (1 year but less than 2 years), 3% (2 but less than 4 years), 2% (4 but less that 5 years), 1% (5 but less than 6 years) and 0% (6 or more years). Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Class D shares may be purchased at net asset value and are subject to a CDSL of 1% if redeemed within one year of purchase.

                                TABLE OF CONTENTS


                                                  Page


Investment Objectives, Policies and Risks.........   2
Investment Limitations............................   5
Directors and Officers............................   6
Management and Expenses...........................  11
Administration, Shareholder Services
  And Distribution Plans..........................  12
Portfolio Transactions............................  13
Purchase And Redemption Of Series Shares..........  14
Distribution Services.............................  16


                                                  Page


Valuation.........................................  18
Taxes.............................................  19
Performance.......................................  20
General Information...............................  23
Financial Statements..............................  24
Appendix A........................................  25
Appendix B........................................  28
Appendix C........................................  30

         Each Series' Class A, Class B and Class D shares represent an identical legal interest in the investment portfolio of such Series and have the same rights except for certain class expenses and except that Class B and Class D shares bear higher distribution fees that generally will cause the Class B and Class D shares to have higher expense ratios and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

         The International Fund, the Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund are each separate Series of Seligman Henderson Global Fund Series, Inc. The International Fund seeks to achieve long-term capital appreciation primarily by making investments in securities of non-U.S. issuers. The Emerging Markets Growth Fund seeks long-term capital appreciation by investing at least 65% of its net assets in equity securities of companies in emerging markets. The Global Growth Opportunities Fund seeks long-term capital appreciation primarily by investing in equity securities of companies that have the potential to benefit from global economic or social trends. The Global Smaller Companies Fund seeks to achieve long-term capital appreciation primarily by making global investments in securities of emerging companies, i.e., companies with small- to medium-market capitalization. The Global Technology Fund seeks to achieve long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries. There can be no assurance that a Series will achieve its investment objective. The following information regarding the Series' investment policies supplements the information contained in the Prospectus.

PURCHASING PUT OPTIONS ON SECURITIES. A Series may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since a Series, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Series will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

         Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Series would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. A Series' maximum financial exposure will be limited to these costs.

         A Series may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging, and due to their relatively low cost and short duration, liquidity is not a significant concern.

         A Series' ability to engage in option transactions may be limited by tax considerations.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. A Series will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or to hedge the U.S. dollar value of securities it owns.

         A Series may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against another currency (including the U.S. dollar). In this case the contract would approximate the value of some or all of a Series' portfolio securities denominated in such foreign currency. If appropriate, a Series may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or proxy currency act as an effective proxy for other currencies. In these circumstances, a Series may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Series. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Series may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of each Series and its ability to purchase additional securities.

         Except as set forth above and immediately below, a Series will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige a Series to deliver an amount of foreign currency in excess of the value of such Series' portfolio securities or other assets denominated in that currency. A Series, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Series will be served.

         At the maturity of a forward contract, a Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Series is obligated to deliver. However, a Series may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Series retains the portfolio security and engages in an offsetting transaction, such Series will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Series' entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Series will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Series will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Series' dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Series reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, a Series is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Series at one rate, while offering a lesser rate of exchange should such Series desire to resell that currency to the dealer.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which the Fund acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value and the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, the Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested. The Fund to date has not entered into any repurchase agreements and has no present intention of doing so in the future.

BORROWING. Each Series may from time to time borrow money for temporary, extraordinary or emergency purposes in an amount up to 5% (10% for the Emerging Markets Growth Fund) of its total assets from banks at prevailing interest rates and invest the funds in additional securities. A Series' borrowings are limited so that immediately after such borrowing the value of the Series' assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Series, for any reason, have borrowings that do not meet the above test, then within three business days, such Series must reduce such borrowings so as to meet the foregoing test. Under these circumstances, a Series may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of a Series' shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of a Series could decrease faster than if there had been no borrowings.

LENDING OF PORTFOLIO SECURITIES. A Series may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans made by a Series will generally be short-term. Loans are subject to termination at the option of each Series or the borrower. A Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

ILLIQUID SECURITIES. A Series may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Series does not currently expect to invest more than 5% of its assets in such securities. A Series may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance the level of liquidity in the market for securities. This investment practice could have the effect of increasing the level of illiquidity in the Series to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

         Except as otherwise specifically noted above and below, the Series' investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of a Series' outstanding voting securities (as defined below).


PORTFOLIO TURNOVER. A Series may generally change its portfolio investments at any time in accordance with the Subadviser's appraisal of factors affecting any particular issuer or the market or economy in general. Each Series anticipates that its annual rate of portfolio turnover will not exceed 100%. High portfolio turnover involves correspondingly greater transactions costs and a possible increase in short-term capital gains or losses. The portfolio turnover rates for the International Fund for the fiscal years ended October 31, 1997 and 1996 were 83.11% and 55.71%, respectively. The portfolio turnover rates for the Emerging Markets Growth Fund for the fiscal year ended October 31, 1997 and for the period May 28, 1996 (commencement of operations) through October 31, 1996 were 84.09% and 12.24%, respectively. The portfolio turnover rates for the Global Growth Opportunities Fund for the fiscal years ended October 31, 1997 and 1996 were 79.32% and 31.44%, respectively. The portfolio turnover rates for the Global Smaller Companies Fund for the fiscal years ended October 31, 1997 and 1996 were 57.24% and 45.38%, respectively. The portfolio turnover rates for the Global Technology Fund for the fiscal years ended October 31, 1997 and 1996 were 94.06% and 73.00%, respectively.

                             INVESTMENT LIMITATIONS

         Under each Series' fundamental policies, which cannot be changed except by vote of a majority of the outstanding voting securities of each Series, each Series may not:

 1. As to 75% of the value of its total assets, invest more than 5% of its total assets, at market value, in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 2. Invest more than 25% of its total assets, at market value, in the securities of issuers principally engaged in the same industry (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 3. Own more than 10% of the outstanding voting securities of any issuer, or more than 10% of any class of securities of one issuer.

 4. Invest more than 5% of the value of its total assets, at market value, in the securities of issuers which, with their predecessors, have been in business less than three years; provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this limitation.

 5. Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and other applicable law.

 6. Invest in warrants if, at the time of acquisition, the investment in warrants, valued at the lower of cost or market value, would exceed 5% of such Series net assets. For purposes of this restriction, warrants acquired by a Series in units or attached to securities may be deemed to have been purchased without cost.

 7. Make loans of money or securities other than (a) through the purchase of securities in accordance with a Series' investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of any Series' total assets.

 8. Issue senior securities or borrow money except from banks and then in amounts not in excess of 5% (10% for Emerging Markets Growth Fund) of its total assets, as described in the Prospectus and on page 4 herein.

 9. Buy any securities or other property on margin (except for such short-term credits as are necessary for the clearance of transactions).

10.   Invest in companies for the purpose of exercising control or management.

11. Underwrite securities of other issuers except to the extent that a Series may be deemed an underwriter when purchasing or selling portfolio securities.

12. Purchase or retain securities of any issuer (other than the shares of the Series) if to the Fund's knowledge, those officers and directors of the Fund and the officers and directors of the Manager or Subadviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

13. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts that invest in real estate or interests therein).

14.   Make short sales except short sales against-the-box.

         Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Series means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Series or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Series are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

   Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*          Director,  Chairman  of the Board,  Chief  Executive
         (59)               Officer and Chairman of the Executive Committee

                            Chairman, J. & W. Seligman & Co. Incorporated, investment managers and advisers; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director, Seligman Data Corp., shareholder service agent; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the
                            Board of Governors of the Investment Company Institute; formerly, President, J. & W. Seligman & Co. Incorporated; Chairman, Seligman Advisors, Inc., advisers; Seligman Holdings, Inc., holding company; Seligman Securities, Inc., broker/dealer and J. & W. Seligman Trust Company, trust company; and Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

BRIAN T. ZINO*              Director,  President  and  Member  of the  Executive
         (45)               Committee

                            Director and President, J. & W. Seligman & Co. Incorporated, investment managers and advisers; President (with the exception of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.), and Director or Trustee, the Seligman Group of Investment Companies; Chairman, Seligman Data Corp., shareholder service agent; Director, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; and Seligman Henderson Co., advisers; formerly, Director, Seligman Advisors, Inc., advisers; Seligman Securities, Inc., broker/dealer and J. & W. Seligman Trust Company, trust company.

RICHARD R. SCHMALTZ*        Director and Member of the Executive Committee
         (57)

                            Managing Director, Director of Investments, J. & W. Seligman & Co. Incorporated; Director of Seligman Henderson Co. and Trustee Emeritus of Colby College; formerly, Director, Investment Research at Neuberger & Berman from May 1993 to September 1996 and
                            Executive Vice President of McGlinn Capital from July 1987 to September 1993.

JOHN R. GALVIN              Director
         (68)

                            Dean, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee, the Seligman Group of Investment Companies; Chairman, American Council on Germany; a Governor of the Center for Creative Leadership; Director, USLIFE Corporation, life insurance; Raytheon Co., electronics; National Defense University; and the Institute for Defense Analysis; and formerly, Ambassador, U.S. State Department for negotiations in Bosnia; Distinguished Policy Analyst at Ohio State University and Olin Distinguished Professor of National Security Studies at the United States Military Academy. From June, 1987 to June, 1992, he was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command. Tufts University, Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN            Director
         (62)
                            President,   Sarah  Lawrence  College;  Director  or
                            Trustee, the Seligman Group of Investment Companies;
                            and  the   Committee   for   Economic   Development;
                            Chairman,  The  Rockefeller  Foundation,  charitable
                            foundation;    formerly,    Trustee,    The   Markle
                            Foundation,    philanthropic    organization;    and
                            Director,     NYNEX,    telephone    company;    and
                            International    Research   and   Exchange    Board,
                            intellectual  exchanges.
                            Sarah Lawrence College, Bronxville, New York 10708

FRANK A. McPHERSON          Director
         (64)
                            Director, various corporations; Director or Trustee,
                            the   Seligman   Group  of   Investment   Companies;
                            Director,   Kimberly-Clark   Corporation,   consumer
                            products; Bank of Oklahoma Holding Company; Oklahoma
                            City Chamber of Commerce;  Baptist  Medical  Center;
                            Oklahoma Chapter of the Nature Conservancy; Oklahoma
                            Medical Research  Foundation;  and National Boys and
                            Girls  Clubs of  America;  Chairman,  Oklahoma  City
                            Public  Schools   Foundation;   and  Member  of  the
                            Business  Roundtable and National Petroleum Council;
                            formerly,  Chairman of the Board and Chief Executive
                            Officer,   Kerr-McGee   Corporation,    energy   and
                            chemicals.
                            123 Robert S. Kerr Avenue, Oklahoma City, OK 73102

JOHN E. MEROW               Director
         (68)
                            Retired  Chairman  and  Senior  Partner,  Sullivan &
                            Cromwell,   law  firm;  Director  or  Trustee,   the
                            Seligman  Group of Investment  Companies;  Director,
                            Commonwealth  Industries,  Inc.;  the Foreign Policy
                            Association;  Municipal Art Society of New York; the
                            U.S.  Council for  International  Business;  The New
                            York and Presbyterian Hospital;  Chairman,  American
                            Australian    Association;    The   New   York   and
                            Presbyterian    Hospital   Care    Network,    Inc.;
                            Vice-Chairman, U.S.-New Zealand Council; Member of the American Law Institute and Council on Foreign
                            Relations.
                            125 Broad Street, New York, NY 10004

BETSY S. MICHEL             Director
         (55)
                            Attorney; Director or Trustee, the Seligman Group of
                            Investment  Companies;  Trustee,  Geraldine R. Dodge
                            Foundation,  charitable foundation;  and Chairman of
                            the  Board  of  Trustees  of  St.   George's  School
                            (Newport,  RI);  formerly,  Director,  the  National
                            Association  of  Independent  Schools   (Washington,
                            D.C.), education.
                            St.  Bernard's  Road,  P.O. Box 449,  Gladstone,  NJ
                            07934

JAMES C. PITNEY             Director
         (71)
                            Retired Partner,  Pitney,  Hardin, Kipp & Szuch, law
                            firm;  Director or Trustee,  the  Seligman  Group of
                            Investment Companies;  Director, Public Broadcasting
                            Service (PBS);  formerly,  Director,  Public Service
                            Enterprise  Group,  public  utility.
                            Park  Avenue  at  Morris  County,   P.O.  Box  1945,
                            Morristown, NJ 07962-1945

JAMES Q. RIORDAN            Director
         (70)
                            Director, various corporations; Director or Trustee,
                            the  Seligman  Group of  Investment  Companies;  The
                            Houston  Exploration  Company;  The Brooklyn Museum;
                            The Brooklyn  Union Gas Company;  the  Committee for
                            Economic  Development;  Dow  Jones  & Co.  Inc.  and
                            Public Broadcasting Service;  formerly,  Co-Chairman
                            of  the  Policy  Council  of  the  Tax   Foundation;
                            Director,  Tesoro  Petroleum  Companies,  Inc.;  and
                            Director and President, Bekaert Corporation.
                            675 Third Avenue, Suite 3004, New York, NY  10017

ROBERT L. SHAFER            Director
   (65)
                            Director, various corporations; Director or Trustee, the Seligman Group of Investment Companies and
                            USLIFE Corporation,  life insurance;  formerly, Vice
                            President, Pfizer Inc., pharmaceuticals.
                            230 Park Avenue, New York, NY 10169 - 0079

JAMES N. WHITSON            Director
   (62)
                            Executive Vice President, Chief Operating Officer and Director, Sammons Enterprises, Inc.; Director or
                            Trustee, the Seligman Group of Investment Companies;
                            C-SPAN; and CommScope, Inc., manufacturer of coaxial cables; formerly, Director, Red Man Pipe and Supply
                            Company, piping and other materials.
                            300 Crescent Court, Suite 700, Dallas, TX 75202

PETER BASSETT               Vice President and Portfolio Manager
   (42)
                            Portfolio Manager, Seligman Henderson Co., advisers;
                            and Henderson plc, investment management; formerly, Portfolio Manager, Touche Remnant & Co., investment management.

IAIN C. CLARK               Vice President and Portfolio Manager
   (47)
                            Managing  Director  and  Chief  Investment  Officer,
                            Seligman  Henderson  Co.,  advisers;   Director  and
                            Senior Portfolio Manager, Henderson plc, investment management.

NITIN MEHTA                 Vice President and Portfolio Manager
   (37)
                            Portfolio Manager, Seligman Henderson Co., advisers;
                            and Henderson plc, investment management;  formerly,
                            Head of Currency Management and Derivatives,  Quorum
                            Capital     Management;      Investment     Officer,
                            International Finance Corp.,  investment management;
                            and Director of  Equities,  Shearson  Lehman  Global
                            Asset Management.

BRIAN ASHFORD-RUSSELL       Vice President and Portfolio Manager
   (39)
                            Portfolio Manager, Seligman Henderson Co., advisers;
                            and Henderson plc, investment management; formerly, Portfolio Manager, Touche Remnant & Co., investment management.

PAUL H. WICK                Vice President and Portfolio Manager
   (35)
                            Director  and  Managing  Director  (formerly,   Vice
                            President,  Investment Officer),  J. & W. Seligman &
                            Co. Incorporated,  investment managers and advisers;
                            Vice President and Portfolio Manager, two other open-end investment companies with the Seligman
                            Group of Investment  Companies;  Portfolio  Manager,
                            Seligman Henderson Co., advisers;  formerly,  Senior
                            Vice  President and Portfolio  Manager,  Chuo Trust,
                            JWS Advisors, Inc., advisers.

ARSEN MRAKOVCIC             Vice President and Portfolio Manager
   (32)
                            Managing   Director   (formerly,   Vice   President,
                            Investment   Officer),   J.  &  W.  Seligman  &  Co.
                            Incorporated, investment managers and advisers; Vice
                            President and Portfolio Manager,  one other open-end
                            investment   company  with  the  Seligman  Group  of
                            Investment Companies; formerly, Portfolio Assistant,
                            J. & W. Seligman & Co. Incorporated.

LAWRENCE P. VOGEL           Vice President
   (41)
                            Senior Vice President,  Finance,  J. & W. Seligman &
                            Co. Incorporated,  investment managers and advisers;
                            Seligman Financial  Services,  Inc.,  broker/dealer;
                            and Seligman Data Corp.,  shareholder service agent;
                            Vice  President,  the Seligman  Group of  Investment
                            Companies;     and    Seligman    Services,    Inc.,
                            broker/dealer;  and  Treasurer,  Seligman  Henderson
                            Co.,  advisers;  formerly,  Senior  Vice  President,
                            Finance,  Seligman  Advisors,  Inc.,  advisers;  and
                            Treasurer, Seligman Holdings, Inc., holding company.

FRANK J. NASTA              Secretary
   (33)
                            Senior  Vice  President,   Law  and  Regulation  and
                            Corporate   Secretary,   J.  &  W.  Seligman  &  Co.
                            Incorporated,   investment  managers  and  advisers;
                            Corporate   Secretary,   the   Seligman   Group   of
                            Investment  Companies;  Seligman Financial Services,
                            Inc.;   broker/dealer;   Seligman   Henderson   Co.,
                            advisers;  Seligman Services,  Inc.,  broker/dealer;
                            and Seligman Data Corp.,  shareholder service agent;
                            formerly, Senior Vice President, Law and Regulation and Corporate Secretary, Seligman Advisors, Inc., advisers; and an attorney at Seward & Kissel, law firm.

THOMAS G. ROSE              Treasurer
   (40)
                            Treasurer,   the   Seligman   Group  of   Investment
                            Companies  and  Seligman  Data  Corp.,   shareholder
                            service agent.



         The Executive Committee of the Board of Directors of the Fund acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Series of the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                               Compensation Table
                               ------------------

                                                                            Pension or                Total Compensation
                                               Aggregate                Retirement Benefits              from Fund and
                                             Compensation               Accrued as part of             Fund Complex Paid
       Position with Fund                    from Fund (1)                 Fund Expenses              to Directors (1)(2)
       ------------------                    -------------                 -------------              -------------------

   William C. Morris, Director and Chairman       N/A                         N/A                              N/A
   Brian T. Zino, Director and President          N/A                         N/A                              N/A
   Richard R. Schmaltz, Director                  N/A                         N/A                              N/A
   Ronald T. Schroeder, Director**                N/A                         N/A                              N/A
   Fred E. Brown, Director Emeritus***            N/A                         N/A                              N/A
   John R. Galvin, Director                    $4,930.92                      N/A                          $67,000.00
   Alice S. Ilchman, Director                   4,842.00                      N/A                           65,000.00
   Frank A. McPherson, Director                 4,895.23                      N/A                           66,000.00
   John E. Merow, Director                      4,842.01                      N/A                           65,000.00
   Betsy S. Michel, Director                    4,930.95                      N/A                           67,000.00
   James C. Pitney, Director                    4,788.85                      N/A                           64,000.00
   James Q. Riordan, Director                   4,877.75                      N/A                           66,000.00
   Robert L. Shafer, Director                   4,877.73                      N/A                           66,000.00
   James N. Whitson, Director                   4,948.42(d)                   N/A                           67,000.00(d)

-----------------------

(1) For the Fund's fiscal year ended October 31, 1997. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all Funds in the Fund Complex.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of eighteen investment companies.

**  Retired May 15, 1997.

*** Retired as Director and designated Director Emeritus on March 20, 1997.


(d)  Deferred.


         The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest will be accrued on the deferred balances. The annual cost of such interest will be included in the Directors' fees and expenses, and the accumulated balance thereof will be included in other liabilities in the Series' financial statements. The total amount of deferred compensation (including interest) payable to Mr. Whitson as of October 31, 1997 was $16,118. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $14,047 and $1,780, respectively, as of October 31, 1997. The Fund has applied for and received exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either (i) the interest rate on short-term Treasury bills, or
(ii) the rate of return on the shares of any of the investment companies advised by the manager, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.


         Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.


         As of February 2, 1998, directors and officers of the Fund as a group owned directly or indirectly 67,290 Class A shares, or 2.53% of the outstanding shares of the Class A capital stock of the International Fund; 73,543 Class A shares, or 1.33% of the outstanding shares of the Class A capital stock of the Emerging Markets Growth Fund; and less than 1% of the outstanding shares of the Class A capital stock of each of the Global Growth Opportunities Fund, Global Smaller Companies Fund and the Global Technology Fund. No directors or officers owned Class B or Class D shares of any Series of the Fund as of such date.

         As of February 2, 1998, 300,691 Class A shares of the International Fund which represented 5.52% of such Series' capital stock and 11.29% of such Series' Class A capital stock then outstanding; 1,011,208 Class A shares of the Emerging Markets Growth Fund, which represented 7.78% of such Series' capital stock and 18.23% of such Series' Class A capital stock then outstanding;
4,620,897 Class A shares of the Global Growth Opportunities Fund, which represented 22.57% of such Series' capital stock and 40.56% of such Series' Class A capital stock then outstanding; 6,947,472 Class A shares of the Global Smaller Companies Fund, which represented 10.43% of such Series' capital stock and 26.27% of such Series' Class A capital stock then outstanding; and 8,711,149 Class A shares of the Global Technology Fund, which represented 13.19% of such Series' capital stock and 20.19% of such Series' Class A capital stock then outstanding were registered in the name of MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246.

         As of February 2, 1998, 1,578,751 Class B shares of the Emerging Markets Growth Fund, which represented 12.14% of such Series' capital stock and 42.57% shares of such Series' Class B capital stock then outstanding, and 6,182,534 Class B shares of the Global Smaller Company Fund, which represented 9.28% of such Series' capital stock and 36.93% of such Series' Class B capital stock then outstanding, were registered in the name of MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246.

         As of February 2, 1998, 877,886 Class D shares of the International Fund, which represented 16.12% of such Series' capital stock and 36.81% of such Series' Class D capital stock then outstanding; 1,367,852 Class D shares of the Emerging Markets Growth Fund, which represented 10.52% of such Series' capital stock and 36.54% of such Series' Class D capital stock then outstanding;
3,622,046 Class D shares of the Global Growth Opportunities Fund, which represented 17.69% of such Series' capital stock and 51.90% of such Series' Class D capital stock then outstanding; 11,454,309 Class D shares of the Global Smaller Companies Fund, which represented 17.20% of such Series' capital stock and 48.91% of such Series' Class D capital stock then outstanding; and 5,705,282 Class D shares of the Global Technology Fund, which represented 8.64% of such Series' capital stock and 31.06% of such Series' D capital stock then outstanding were registered in the name of MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246.

                             MANAGEMENT AND EXPENSES


         Under the Management Agreement dated March 19, 1992, subject to the control of the Board of Directors, J. & W. Seligman & Co. Incorporated (the "Manager") administers the business and other affairs of each Series. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of Directors of the Fund who are employees, consultants and/or directors of the Manager and of the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent. The Manager receives a fee for its services, calculated daily and payable monthly, equal to 1.25% per annum of the average daily net assets of Emerging Markets Growth Fund and 1.00% per annum of the other Series' average daily net assets, of which 1.15% and .90%, respectively, are paid to Seligman Henderson Co. (the "Subadviser"). The following chart indicates the management fees paid by each Series as well as the percentage such fee represents of a Series' average daily net assets for fiscal 1997, 1996 and 1995 or for such periods that a Series has been operational.


                                                                            Annualized % of
                                             Management Fee Paid      Average Daily Net Assets
                                             -------------------      ------------------------

International Fund
    Year ended 10/31/97                          $  993,229                     1.00%
    Year ended 10/31/96                             963,308                     1.00
    Year ended 10/31/95                             796,849**                    .96**
Emerging Markets Growth Fund
    Year ended 10/31/97                          $1,110,307                     1.25%
    5/28/96* - 10/31/96                              66,785**                    .45**
Global Growth Opportunities Fund
    Year ended 10/31/97                          $1,903,374                     1.00%
    Year ended 10/31/96                           1,318,826                     1.00
Global Smaller Companies Fund
    Year ended 10/31/97                          $9,494,033                     1.00%
    Year ended 10/31/96                           4,279,964                     1.00
    Year ended 10/31/95                           1,148,074                     1.00
Global Technology Fund
    Year ended 10/31/97                          $8,488,410                     1.00%
    Year ended 10/31/96                           7,054,213                     1.00
    Year ended 10/31/95                           2,127,260                     1.00


--------------------------------
 *  Commencement of operations.
** During the year/period, the Manager and Subadviser, at their discretion, elected to waive a portion of their fees.

         Each Series of the Fund pays all its expenses other than those assumed by the Manager, or the Subadviser, including brokerage commissions; administration, shareholder services and distribution fees; fees and expenses of independent attorneys and auditors; taxes and governmental fees, including fees and expenses of qualifying the Series' shares under federal and state securities laws; cost of stock certificates and expenses of repurchase or redemption of shares; expenses of printing and distributing reports, notices and proxy materials to shareholders; expenses of printing and filing reports and other documents with governmental agencies; expenses of shareholders' meetings; expenses of corporate data processing and related services; shareholder record keeping and shareholder account services fees and disbursements of custodians; expenses of disbursing dividends and distributions; fees and expenses of Directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates; insurance premiums; and extraordinary expenses such as litigation expenses. The Fund's expenses are allocated between the Series in a manner determined by the Directors to be fair and equitable.

         The Management Agreement provides that the Manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         The Management Agreement was initially approved by the Board of Directors of the Fund at a meeting held on March 19, 1992 and by the shareholders on May 20, 1993. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Series and by a vote of a majority of the Directors who are not parties to the

Management Agreement or interested persons of any such party) and (2) if the Manager has not notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

         The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix B for further history of the Manager.

         Under the Subadvisory Agreement dated March 19, 1992, the Subadviser supervises and directs the investment of the assets of the Fund's Series, including making purchases and sales of portfolio securities consistent with each Series' investment objective and policies. For these services the Subadviser is paid, by the Manager, a fee as described above. The Subadvisory Agreement was approved by the Board of Directors of the Fund at a meeting held on March 19, 1992 and by shareholders of the Fund on May 20, 1993. The Subadvisory Agreement will continue in effect until December 31 of each year if such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Series and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) if the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days' written notice to the Subadviser. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement.

     The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. Henderson plc, headquartered in London, is one of the largest independent money managers in Europe. See Appendix C for further history of the Subadviser. On February 10, 1998, AMP Ltd. made an offer to purchase all of the outstanding shares of Henderson plc. The offer is subject to various conditions. The Manager and the Fund's Board of Directors are monitoring the status of the offer and its implications for the Subadviser's relationship with the Fund.

     Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the
Manager's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Compliance Officer, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.


     The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

     Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLANS

         Each Series of the Fund has adopted an Administration, Shareholder Services and Distribution Plan for each Class (the "Plan") in accordance with
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

         The Plan with respect to the International Fund was originally approved on July 15, 1993 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Fund ("Qualified Directors") and by the shareholders of such Series on September 21, 1993. The Plan with respect to the Emerging Markets Growth Fund was originally approved on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and by the sole shareholder of each Class of the Fund on May 10, 1996. The Plan with respect to the Global Growth Opportunities Fund was originally approved on September 21, 1995 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and by the sole shareholder of such Series on October 30, 1995. The Plan with respect to the Global Smaller Companies Fund was originally approved on July 16, 1992 by the Board of Directors of the Fund, including a majority of the Qualified Directors. Amendments to the Plan in respect of Class D shares of the Global Smaller Companies Fund were approved by the Board of Directors of the Fund, including a majority of the Qualified Directors, on March 18, 1993 and the amended Plan was approved by the shareholders of the Global Smaller Companies Fund on May 20, 1993. The Plan with respect to the Global Technology Fund was originally approved on March 17, 1994 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and by the sole shareholder of such Series on that date. The Plans were approved in respect of the Class B shares of each Series (other than the Emerging Markets Growth Fund) on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and by the sole shareholder of each such class on that date, and became effective in respect of the Class B shares on April 22, 1996. The Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amounts payable to Service Organizations (as defined in the Fund's Prospectus) with respect to a Class without the approval of a majority of the outstanding voting securities of such Class. If the amount payable in respect of Class A shares under the Plans is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plans as existing Class A shares, in which case Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plans may be made except by a majority of both the Directors and Qualified Directors.

         The Plans require that the Treasurer of the Fund shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS

         The Management Agreement recognizes that in the purchase and sale of portfolio securities of the Series, the Manager and the Subadviser will seek the most favorable price and execution, and consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and the Subadviser for their use. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager and Subadviser to be beneficial to the Fund. In addition, the Manager and the Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis through the use of such brokers selected solely on the basis of seeking the most favorable price and execution, although such research and analysis may be useful to the Manager and the Subadviser in connection with their services to clients other than the Fund.

         In over-the-counter markets, the Fund deals with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

         When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager or the Subadviser desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager and the Subadviser in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


         Total brokerage commissions paid to others for the execution, research and statistical services for the International Fund for the fiscal years ended October 31, 1997, 1996 and 1995 were $409,545, $337,391 and $230,997, respectively; for the Emerging Markets Growth Fund for the fiscal year ended October 31, 1997 and for the period from May 28, 1996 (commencement of operations) through October 31, 1996 were $419,950 and $151,798, respectively; for the Global Growth Opportunities Fund for the fiscal years ended October 31, 1997 and 1996 were $585,985 and $635,930, respectively; for the Global Smaller Companies Fund for the fiscal years ended October 31, 1997, 1996, and 1995 were $1,910,979, $1,558,525 and $359,655, respectively; and for the

Global Technology Fund for the fiscal years ended October 31, 1997, 1996 and 1995 were $936,431, $1,072,773 and $735,490, respectively.


                    PURCHASE AND REDEMPTION OF SERIES SHARES

         Each Series issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class A shares purchased at net asset value without an initial sales load due to the size of the purchase are subject to a CDSL of 1% if such shares are redeemed within eighteen months of purchase. Class B shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within 6 years of purchase. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase of Shares," and "Redemption of Shares" in the Prospectus.

SPECIMEN PRICE MAKE-UP


         Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold subject to a sales load of up to 4.75% and Class B and Class D shares are sold at net asset value. Using each Series' net asset value at October 31, 1997, the maximum offering prices of each Series' shares are as follows:


                                 CLASS A SHARES

                                        Net Asset           Maximum Sales Load        Maximum Offering
         Series                      Value Per Share     (4.75% of Offering Price)    Price Per Share
         ------                      ---------------     -------------------------    ---------------

International Fund                       $17.92                     $.89                   $18.81
Emerging Markets Growth Fund               7.34                      .37                     7.71
Global Growth Opportunities Fund           9.20                      .46                     9.66
Global Smaller Companies Fund             15.62                      .78                    16.40
Global Technology Fund                    15.14                      .76                    15.90


                                                   CLASS B SHARES               CLASS D SHARES

                                              Net Asset Value and Maximum  Net Asset Value and Maximum
          Series                               Offering Price Per Share*    Offering Price Per Share**
          ------                               -------------------------    --------------------------

International Fund                                   $17.30                         $17.30
Emerging Markets Growth Fund                           7.27                           7.27
Global Growth Opportunities Fund                       9.06                           9.06
Global Smaller Companies Fund                         15.04                          15.05
Global Technology Fund                                14.73                          14.73


----------


* Class B shares are subject to a CDSL declining from 5% in the first year after purchase to 0% after six years.
** Class D shares are subject to a CDSL of 1% on redemptions within one year of purchase. See "Redemption of Shares" in the Fund's Prospectus.


CLASS A SHARES - REDUCED INITIAL SALES LOADS

         REDUCTIONS AVAILABLE. Shares of any Seligman Mutual Fund sold with an initial sales load in a continuous offering will be eligible for the following reductions:

         VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of a Series alone, or in any combination of Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

         THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in Class A shares of a Series of the Fund and shares of the other mutual funds in the Seligman Group sold with an initial sales load with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales load and the total net asset value of shares of

Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman Mutual Fund (as defined in the Prospectus) on which there was an initial sales load at the time of purchase, to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. ("SFSI") is notified by the investor or the dealer of the amount owned at the time the purchase is made and is furnished sufficient information to permit confirmation.

         A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales load of the other mutual funds in the Seligman Group already owned and the total net asset value of shares of Seligman Cash Management Fund, Inc. which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase. Reduced initial sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent see "Terms and Conditions - Letter of Intent - Class A Shares Only" in the back of the Prospectus.

         Class A shares purchased without an initial sales load in accordance with the sales load schedule in the Fund's prospectus, or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions of such shares within eighteen months of purchase.

         PERSONS ENTITLED TO REDUCTIONS. Reductions in initial sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

         1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Fund's Prospectus, reports and other shareholder communications.

         2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

         3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

         ELIGIBLE EMPLOYEE BENEFIT PLANS. The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans" (as defined in the Prospectus), except that each Series may sell shares at net asset value to "eligible employee benefit plans," which have at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI.

         PAYMENT IN SECURITIES. In addition to cash, the Series may accept securities in payment for Series shares sold at the applicable public offering price (net asset value plus any applicable sales load), although the Series does not presently intend to accept securities in payment for Series shares. Generally, a Series will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. A Series may reject in whole or in part offers to pay for shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for shares at any time without notice. A Series will not accept restricted securities in payment for shares. A Series will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Series in payment for Series shares will have an active and substantial market and have a value which is readily ascertainable. (See "Valuation.")


     FURTHER TYPES OF REDUCTIONS. Class A shares of each Series may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and other personal holding companies to financial institution trust departments, to registered investment advisers exercising investment discretionary authority with respect to the purchase of Series shares, or pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Series, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.


         Class A shares may be issued without a sales load to present and retired directors, trustees, officers, employees (and their family members, as defined in the Prospectus) of the Funds, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund.

         Class A shares may be sold at net asset value to these persons since such shares require less sales effort and lower sales related expenses as compared with sales to the general public.

         MORE ABOUT REDEMPTIONS. The procedures for redemption of Series' shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              DISTRIBUTION SERVICES

         SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Series of the Fund and of the other mutual funds in the Seligman Group. The Fund and SFSI are parties to a Distributing Agreement dated January 1, 1993. As general distributor of the Fund's capital stock, SFSI allows commissions to all dealers, as indicated in the Prospectus, up to 4.25% on purchases to which the 4.75% maximum sales load applies. SFSI receives the balance of sales loads and any CDSLs paid by investors on Class D shares.


         The following tables set forth the concessions received by SFSI, dealer commissions and total commissions paid by each Series on sales of Class A shares for the fiscal years ended October 31, 1997, 1996 and 1995. Also included in the table are the amounts of CDSL retained by SFSI on sales of Class D shares of each Series for the fiscal years ended October 31, 1997, 1996 and 1995.




                                   Fiscal 1997
                                                 SFSI                   Dealer                   Total               CDSL
Series                                        Concessions             Commissions             Commissions          Retained
------                                        -----------             -----------             -----------          --------

International Fund                          $   17,927               $   134,739              $  152,666         $ 13,490
Emerging Markets Growth Fund                    69,894                   552,204                 622,098           13,185
Global Growth Opportunities Fund                44,965                   358,779                 403,744           14,175
Global Smaller Companies Fund                  400,220                 3,231,906               3,632,126          172,825
Global Technology Fund                         210,590                 1,713,143               1,923,733           52,154


                                   Fiscal 1996
                                                 SFSI                   Dealer                   Total               CDSL
Series                                        Concessions             Commissions             Commissions          Retained
------                                        -----------             -----------             -----------          --------
International Fund                          $   42,719              $    331,586            $    374,305         $ 11,127
Emerging Markets Growth Fund*                   31,761                   749,016                 780,777            1,677
Global Growth Opportunities Fund               201,990                 4,179,489               4,381,479           21,849
Global Smaller Companies Fund                  810,616                 6,498,877               7,309,493           62,753
Global Technology Fund                         930,729                 7,535,643               8,466,372          173,702

                                   Fiscal 1995
                                                 SFSI                   Dealer                   Total               CDSL
Series                                        Concessions             Commissions             Commissions          Retained
------                                        -----------             -----------             -----------          --------
International Fund                         $    24,712             $     340,375           $     365,087          $ 9,926
Global Smaller Companies Fund                  149,478                 1,581,277               1,730,755           20,784
Global Technology Fund                       1,452,931                13,763,930              15,216,861           47,859



----------------------------
*     For the period 5/28/96 to 10/31/96.


         SFSI has sold its rights to collect any CDSL imposed on redemptions of Class B shares to FEP Capital, L.P. ("FEP"). SFSI has also sold its rights to substantially all of the distribution fee with respect to Class B shares receivable by it pursuant to the Plans to FEP, which provides funding to SFSI to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares, SFSI receives payments from FEP based on the value of Class B shares sold. The aggregate amounts of such payments together with the Class B distribution fees retained by SFSI for the fiscal year ended October 31, 1997 and for the period ended October 31, 1996 amounted to the following:

          Series                                            Amount
          ------                                            ------
                                                   1997                   1996
                                                   ----                   ----
International Fund                              $ 10,837               $   7,499
Emerging Markets Growth Fund                      59,915                  29,634
Global Growth Opportunities Fund                  28,585                  24,532
Global Smaller Companies Fund                    446,351                 269,847
Global Technology Fund                            86,256                  50,272

         Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager, became eligible to receive commissions from certain sales of Series shares, as well as distribution and service fees pursuant to the Plans. For the periods ended October 31, 1997, 1996 and 1995, Seligman Services, Inc. received commissions from sales of the Series of the Fund and distribution and service fees, pursuant to the Plans, as follows:

                                                    1997                             1996                           1995
                                                    ----                             ----                           ----

                                                    Distribution and                 Distribution and               Distribution and
          Series                    Commissions     Service Fees     Commissions     Service Fees      Commissions  Service Fees
          ------                    -----------     ------------     -----------     ------------      -----------  ------------


International Fund                      $ 1,009       $18,553         $    3,204       $15,809           $   1,843    $10,799
Emerging Markets Growth Fund              7,957         5,900              2,722           568                 ---        ---
Global Growth Opportunities Fund          1,921         6,876              9,362         3,281                 ---        ---
Global Smaller Companies Fund            35,359        45,222            137,567        25,474              16,474      4,833
Global Technology Fund                   38,720        86,328            190,014        36,015             240,079      6,303



         Class A shares may be sold at net asset value to present and retired Directors, trustees, officers, employees (and their family members, as defined in the Prospectus) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager and the Subadviser. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Series.

                                    VALUATION


         The net asset value per share of each class of a Series of the Fund is determined as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open. The Fund and the NYSE are currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will also determine net asset value for each class of a Series on each day in which there is a sufficient degree of trading in a Series' portfolio securities that the net asset value of Series shares might be materially affected. Net asset value per share for a class of a Series is computed by dividing that class' share of the value of the net assets of such Series (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Series, including the Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. The net asset value of Class B and Class D shares of a Series will generally be lower than the net asset value of Class A shares of such Series as a result of the higher distribution fee with respect to such shares.


          Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market maker in such securities. Other securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.


         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the Series shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.


         For purposes of determining the net asset value per share of a Series, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.


                                      TAXES

FOREIGN INCOME TAXES. Investment income received by the Series from sources within foreign countries may be subject to foreign income taxes withheld at source. The United States has entered into tax treaties with many foreign countries which entitle the Series to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Series' assets to be invested within various countries is not known.

U.S. FEDERAL INCOME TAXES. Each Series intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Qualification relieves a Series of Federal income tax liability on that part of its net ordinary income and net realized capital gains which it pays out to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements a Series must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to the U.S. Federal income taxes on dividends and distributions by a Series and assumes that each Series qualifies as a regulated investment company. Investors should consult their own counsel for further details, including their possible entitlement to foreign tax credits that might be "passed through" to them under the rules described below, and the application of state and local tax laws to his or her particular situation.

         Each Series intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% Federal excise tax imposed on certain undistributed income of regulated investment companies. Each Series will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Certain distributions of the Series which are paid in January of a given year but are declared in the prior October, November or December to shareholders of record as of a specified date during such a month will be treated as having been distributed to shareholders and will be taxable to shareholders as if received in December.

         Dividends of net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Since each Series expects to derive a substantial portion of its gross income (exclusive of capital gains) from sources other than qualifying dividends, it is expected that only a portion of each Series' dividends or distributions will qualify for the dividends received deduction for corporations.


         The excess of net long-term capital gains over the net short-term capital losses realized and distributed by each Series to its shareholders will be taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held Series shares. Individual shareholders will be subject to federal income tax on net capital gain at a maximum rate of 28% in respect of shares held for more than one year and at a maximum rate of 20% in respect of shares held for more than eighteen months. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any dividend or distribution received by a shareholder on shares of a Series shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, would be taxable to the shareholder as described above. If a shareholder has held shares in a Series for six months or less and during that period has received a distribution taxable to the shareholder as a long-term capital gain, any loss recognized by the shareholder on the sale of those shares during that period will be treated as a long-term capital loss to the extent of the distribution.


         Dividends and distributions are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of a Series' common stock.

         Each Series generally will be required to withhold tax at the rate of 31% with respect to a portion of distributions and other reportable payments to noncorporate shareholder unless the shareholder certifies on his Account Application that the social security or taxpayer identification number provided is correct and that the shareholder has not been notified by the Internal Revenue Service that he is subject to backup withholding.

         Income received by a Series from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of a Series' total assets at the close of its taxable year consists of the stock or securities of foreign corporations, such Series may elect to "pass through" to its shareholders the amount of foreign income taxes paid by such Series.

Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata shares of a Series' gross income from foreign sources; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use such share as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Series from its foreign source income will be treated as foreign source income. Each Series' gains from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Series which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Series.

         Each Series intends for each taxable year to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a Series will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of each Series whether the foreign taxes paid by such Series will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) such Series' gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

INVESTMENTS IN PASSIVE FOREIGN INVESTMENT COMPANIES. If a Series purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Series itself may be subject to U.S. Federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by such Series as a dividend to its shareholders. If a Series were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, such Series would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, its pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to such Series.

CERTAIN FOREIGN CURRENCY TRANSACTIONS. Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Series accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Series' net investment income available to be distributed to its shareholders as ordinary income.

OPTIONS TRANSACTIONS. A special "marked-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. Each Series may invest in such section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Series on the actual or deemed disposition of a section 1256 contract will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time the section 1256 contract is actually held by such Series. Each Series can elect to exempt its section 1256 contracts which are part of a "mixed" straddle from the application of section 1256.
                                   PERFORMANCE


    The average annual total returns for the one-year and five-year periods ended October 31, 1997 and for the period April 7, 1992 (inception) through October 31, 1997 for the Class A shares of the International Fund were 4.59%, 11.25% and 9.86%, respectively; for the one-year period ended October 31, 1997 and for the period May 28, 1996 (inception) through October 31, 1997 for the Class A shares of the Emerging Markets Growth Fund were 3.09% and (1.50)%, respectively; for the one-year period ended October 31, 1997 and for the period November 1, 1995 (inception) through October 31, 1997 for the Class A shares of the Global Growth Opportunities Fund were 8.49% and 10.75%, respectively; for the one-year and five-year periods ended October

31, 1997 and for the period September 9, 1992 (inception) through October 31, 1997 for the Class A shares of the Global Smaller Companies Fund were 3.11%, 19.49% and 18.92%, respectively; for the one-year period ended October 31, 1997 and for the period May 23, 1994 (inception) through October 31, 1997 for the Class A shares of the Global Technology Fund were 27.55% and 25.36%, respectively. These returns were computed by assuming a hypothetical initial investment of $1,000 in Class A shares of each Series. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions paid by the Series' Class A shares over the relevant time period, were reinvested. It was then assumed that at the end of these periods, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

    The total returns for the one-year period ended October 31, 1997 for the Class B shares of the International Fund, Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund were 3.90%, 2.54%, 7.97%, 2.39% and 27.82%, respectively; for the period April 22, 1996 (inception) through October 31, 1997 for the Class B shares of the International Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund were 0.60%, 5.61%, 3.56% and 15.39%, respectively. The total return for the period May 28, 1996 (inception) through October 31, 1997 for the Class B shares of the Emerging Markets Growth Fund was (1.53)%. These returns were computed by assuming a hypothetical initial investment of $1,000 in Class B shares of each Series and that all of the dividends and distributions paid by the Series' Class B shares over the relevant time period, were reinvested. It was then assumed that at the end of these periods, the entire amount was redeemed, subtracting the applicable CDSL (5% for the one-year period and 4% for the period since inception).


    The average annual total returns for the one-year period ended October 31, 1997 and for the period September 21, 1993 (inception) through October 31, 1997 for the Class D shares of the International Fund, were 7.90% and 7.52%, respectively; for the one-year period ended October 31, 1997 and for the period May 28, 1996 (inception) through October 31, 1997 for the Class D shares of the Emerging Markets Growth Fund were 6.54% and 1.27%, respectively; for the one-year period ended October 31, 1997 and the period November 1, 1995 (inception) through October 31, 1997 for the Class D shares of the Global Growth Opportunities Fund were 11.97% and 12.65%, respectively; for the one-year period ended October 31, 1997 and for the period May 3, 1993 (inception) through October 31, 1997 for Class D shares of the Global Smaller Companies Fund were 6.47% and 17.57%, respectively; for the one-year period ended October 31, 1997 and for the period May 23, 1994 (inception) through October 31, 1997 for the Class D shares of the Global Technology Fund were 31.82% and 26.12%, respectively. These returns were computed by assuming a hypothetical initial investment of $1,000 in Class D shares of each Series and that all of the dividends and distributions paid by the Series' Class D shares over the relevant time period, were reinvested. It was then assumed that at the end of these periods, the entire amount was redeemed, subtracting the 1% CDSL, if applicable.

    The tables below illustrate the total returns on a $1,000 investment in each of the Series' Class A, Class B and Class D shares from the commencement of a Series' operations through October 31, 1997, assuming investment of all dividends and capital gain distributions.

                                 CLASS A SHARES

Year/                  Value of          Value of                  Value         Total Value
Period                  Initial        Capital Gain                 of               of                    Total
Ended 1              Investment 2      Distributions             Dividends       Investment 2             Return 1,3
-------              ------------      -------------             ---------       ------------            ---------

INTERNATIONAL FUND
10/31/92              $    944            $  --                   $ --          $    944
10/31/93                 1,268               --                      4             1,272
10/31/94                 1,402               28                      5             1,435
10/31/95                 1,326               87                      5             1,418
10/31/96                 1,363              169                      5             1,537
10/31/97                 1,422              261                      5             1,688                  68.81%
EMERGING MARKETS GROWTH FUND
10/31/96                   904               --                     --               904
10/31/97                   979               --                     --               979                  (2.13)
GLOBAL GROWTH OPPORTUNITIES FUND
10/31/96                 1,077               --                     --             1,077
10/31/97                 1,227               --                     --             1,227                  22.67




Year/                  Value of          Value of                  Value         Total Value
Period                  Initial        Capital Gain                 of               of                    Total
Ended 1              Investment 2      Distributions             Dividends       Investment 2             Return 1,3
-------              ------------      -------------             ---------       ------------             ----------
GLOBAL SMALLER COMPANIES FUND
10/31/92               $   953            $  --                   $ --           $   953
10/31/93                 1,330               --                      3             1,333
10/31/94                 1,591               10                      3             1,604
10/31/95                 1,853               69                      4             1,926
10/31/96                 2,019              230                      4             2,253
10/31/97                 2,083              352                      4             2,439                 143.91%
GLOBAL TECHNOLOGY FUND
10/31/94                 1,116               --                     --             1,116
10/31/95                 1,740               16                     --             1,756
10/31/96                 1,508              116                      3             1,627
10/31/97                 2,019              156                      3             2,178                 117.79


                                 CLASS B SHARES


Year/                  Value of          Value of                  Value         Total Value
Period                  Initial        Capital Gain                 of               of                    Total
Ended 1              Investment 2      Distributions             Dividends       Investment 2             Return 1,3
-------              ------------      -------------             ---------       ------------             ----------
INTERNATIONAL FUND
10/31/96                $ 963              $ --                   $ --             $ 963
10/31/97                  955                54                     --             1,009                   0.91%
EMERGING MARKETS GROWTH FUND
10/31/96                  947                --                     --               947
10/31/97                  978                --                     --               978                  (2.18)
GLOBAL GROWTH OPPORTUNITIES FUND
10/31/96                  998                --                     --               998
10/31/97                1,087                --                     --             1,087                   8.69
GLOBAL SMALLER COMPANIES FUND
10/31/96                1,019                --                     --             1,019
10/31/97                1,002                53                     --             1,055                   5.48
GLOBAL TECHNOLOGY FUND
10/31/96                  967                --                     --               967
10/31/97                1,244                --                     --             1,244                  24.42


                                 CLASS D SHARES


Year/                  Value of          Value of                  Value         Total Value
Period                  Initial        Capital Gain                 of               of                    Total
Ended 1              Investment 2      Distributions             Dividends       Investment 2             Return 1,3
-------              ------------      -------------             ---------       ------------             ----------
INTERNATIONAL FUND
10/31/93               $ 1,048              $ --                  $ --            $ 1,048
10/31/94                 1,151                23                    --              1,174
10/31/95                 1,079                71                    --              1,150
10/31/96                 1,099               138                    --              1,237
10/31/97                 1,136               211                    --              1,347                 34.74%
EMERGING MARKETS GROWTH FUND
10/31/96                   947                --                    --                947
10/31/97                 1,018                --                    --              1,018                  1.82
GLOBAL GROWTH OPPORTUNITIES FUND
10/31/96                 1,123                --                    --              1,123
10/31/97                 1,269                --                    --              1,269                 26.89


                                                                -22-

GLOBAL SMALLER COMPANIES FUND
10/31/93               $ 1,167             $  --                  $ --            $ 1,167
10/31/94                 1,385                 9                    --              1,394
10/31/95                 1,600                60                    --              1,660
10/31/96                 1,728               200                    --              1,928
10/31/97                 1,767               305                    --              2,072                107.15%
GLOBAL TECHNOLOGY FUND
10/31/94                 1,168                --                    --              1,168
10/31/95                 1,806                16                    --              1,822
10/31/96                 1,554               121                    --              1,675
10/31/97                 2,063               161                    --              2,224                122.41

-----------------------
  1    From commencement of operations on:


                                   Class A Shares             Class B Shares            Class D Shares
                                   --------------             --------------            --------------
  International Fund                   4/7/92                     4/22/96                  9/21/93
  Emerging Markets Growth Fund         5/28/96                    5/28/96                  5/28/96
  Global Growth Opportunities Fund     11/1/95                    4/22/96                  11/1/95
  Global Smaller Companies Fund        9/9/92                     4/22/96                  5/3/93
  Global Technology Fund               5/23/94                    4/22/96                  5/23/94


2 The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load or CDSL, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSL, if applicable, and assumes investment of all dividends and capital gain distributions.


3 "Total Return" for each class of shares of a Series is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales load for Class A shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSL on Class B and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment. The International Fund's total return and average annual total return quoted from time to time through September 21, 1993 for Class A shares does not reflect the deduction of the administration, shareholder services and distribution fee effective on that date, which fee if reflected would reduce the performance quoted.

         No adjustments have been made for any income taxes payable by investors on dividends invested or gain distributions taken in shares.

         Waiver by the Manager and Subadviser of a portion of their fees during the period (as set forth under "Management and Expenses" herein and "Financial Highlights" in the Prospectus) positively affected the performance results provided in this section.

                               GENERAL INFORMATION

CAPITAL STOCK. The Board of Directors is authorized to classify or reclassify and issue any unissued capital stock of the Fund into any number of series or classes without further action by shareholders. To date, shares of five series have been authorized, which shares constitute interests in the International Fund, the Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund. The 1940 Act requires that where more than one series or class exists, each series or class must be preferred over all other series or classes in respect of assets specifically allocated to such series or class.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.


CUSTODIAN AND  RECORDKEEPING  AGENTS.  Morgan  Stanley  Trust Company (NY),  One
Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for the Fund. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, maintains, under the general supervision of the Manager, certain accounting records and determines the net asset value for the each Series.


ACCOUNTANTS. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                              FINANCIAL STATEMENTS


         The Annual Report to Shareholders for the Fund for the fiscal year ended October 31, 1997 contains a schedule of the investments of each Series as of October 31, 1997, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditor's Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this Statement of Additional Information.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC.  ("MOODY'S")

         DEBT SECURITIES

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

         Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicate the highest quality repayment ability of the rated issue.

         The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S  RATING SERVICE ("S&P")

         DEBT SECURITIES

         AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt issues rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Debt issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although it is somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         C: The rating C is reserved for income bonds on which no interest is being paid.

         D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

         A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

         C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

         D: Debt rated "D" is in payment default.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.
         The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.


THE SELIGMAN COMPLEX:

 ...Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o     Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o     Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o     Establishes Investment Advisory Service.

 ...1940s

o     Helps shape the Investment Company Act of 1940.
o     Leads in the  purchase and  subsequent  sale to the public of Newport News
      Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o     Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s


o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global and international investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.
o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                                   APPENDIX C

                            HISTORY OF HENDERSON PLC

Henderson's origins can be traced back to the year 1872, when its founder, Sir Alexander Henderson, joined the London Stock Exchange. In the years that followed, Sir Alexander and the Henderson brothers began a long tradition of global investing.

 ...Prior to 1900:

o     Alexander Henderson joins the London Stock Exchange in 1872.
      Invests in railways in South America and Spain, mining and gold interests in Mexico, Australia, and Chile, and wheat field developments in Canada and the United States.
o     Invests in the Argentine  Transandine  Railway in 1887.
o Helps finance the building of Manchester Ship Canal in England in 1887. Launches TR Smaller Companies Investment Trust in 1887.
o     Launches The Bankers Investment Trust in 1888.
o     Launches Electric and General Investment Company in 1890.
o     Launches TR City of London Trust in 1891.
o Helps finance the building of the Great Central Railway in England in 1894.
o     Alexander Henderson is elected to British Parliament in 1898.

 ...1900-1910


o     Alexander Henderson is knighted in 1902.
o Finances British Central African Company in 1902 to build railways across Africa.
o     Launches TR Property Investment Trust in 1905.
o     Helps establish the National Bank of Turkey in 1909.
o     Establishes Witan Investment Company in 1909.

 ...1910s

o     Alexander Henderson achieves peerage as the first Lord Faringdon in 1916.
o Helps establish The British Trade Corporation in 1917, dedicated to developing international trade for English companies.

 ...1920-1989

o Presides over the 1922 merger of the Great Central Railway with the London and North Eastern Railway.
o Henderson Administration, today Henderson plc, is formally incorporated in 1934.
o Henderson is one of the first United Kingdom investors in Occidental Petroleum in 1959.
o Begins managing a series of retail unit trusts in 1974 that are focused on international markets, including Japan, North America, Europe, and the Pacific. Today, Henderson manages 22 retail unit trusts, eight exempt unit trusts, and 20 investment trusts.
o Launches the Luxembourg-based Henderson Horizon Funds in 1983, including European Smaller Companies Fund and Global Bond Fund. Today, Henderson offers 12 Henderson Horizon Funds.
o     Henderson is listed on the London Stock Exchange in 1983.

 ...1990s

o Establishes a joint venture in 1991 with New York-based J. & W. Seligman & Co., known as Seligman Henderson Co., to offer global investment products.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund, and Seligman Henderson Emerging Markets Growth Fund.
o Is, today, the largest investment trust manager in the United Kingdom and one of the largest independent money managers in Europe.
o Has been the recipient of Micropal's "Best Investment Trust Manager of the Year" award for the years 1994, 1995, and 1996.

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON INTERNATIONAL FUND
                                                         SHARES        VALUE
                                                       ---------      --------
COMMON STOCKS 96.50%
ARGENTINA 0.03%
SIDERCA (CLASS A)
   Manufacturer and producer
   of steel (Metals) ...........................          11,274     $    27,637
                                                                     -----------
AUSTRALIA  1.19%
AUSTRALIAN GAS LIGHT
   Natural oil and gas distributor
   and transporter (Resources) .................          25,000         166,642
BRAMBLES INDUSTRIES
   Operator of diversified
   transportation and commercial
   services (Industrial Goods
   and Services) ...............................           5,400         103,589
BROKEN HILL PROPRIETARY
   Resource company with interests
   in steel, oil, and minerals
   (Resources) .................................          13,305         131,630
ICI AUSTRALIA
   Diversified manufacturer of
   products such as paints,
   explosives, and pharmaceuticals
   (Manufacturing) .............................          20,900         156,910
LEND LEASE
   Construction company
   (Construction and Property) .................           7,400         151,197
SANTOS
   Independent producer and
   explorer of oil and natural gas
   (Resources) .................................          10,600          48,641
WESTPAC BANKING
   Provider of banking
   services (Banking) ..........................          34,400         199,852
WOODSIDE PETROLEUM
   Oil and gas explorer and
   producer (Resources) ........................          18,000         151,683
                                                                     -----------
                                                                       1,110,144
                                                                     -----------
BELGIUM  1.32%
CREDIT COMMUNAL HOLDING/DEXIA*
   Special-purpose banking
   (Financial Services) ........................          11,302       1,230,132
                                                                     -----------
BRAZIL  2.85%
COMPANHIA ENERGETICA DE MINAS
GERAIS "CEMIG" (ADRS)
   Provider of electrical utility
   services (Utilities) ........................          20,700         807,300
PETROLEO BRASILEIRO "PETROBRAS"
   Oil and gas producer and
   distributor (Resources) .....................          46,200         917,754
TELECOMUNICACOES BRASILEIRAS
"TELEBRAS" (ADRS)
   Provider of telecommunications
   services (Telecommunications) ...............           9,286         940,207
                                                                     -----------
                                                                       2,665,261
                                                                     -----------
CROATIA  0.34%
PLIVA (GDRS)*
   Manufacturer of pharmaceutical
   products (Health and Household) .............          22,000         320,100
                                                                     -----------
CZECH REPUBLIC  0.38%
SPT TELECOM
   Provider of telecommunications
   services (Telecommunications) ...............           3,100         355,988
                                                                     -----------
DENMARK  0.66%
NOVO NORDISK (CLASS B)
   Producer and supplier of
   insulin and industrial enzymes
   (Health and Household) ......................           5,701         615,621
                                                                     -----------
FRANCE  11.28%
ACCOR
   Hotel operator and provider
   of related services
   (Leisure and Hotels) ........................           6,780       1,258,191
AXA-UAP
   Provider of insurance and
   financial services (Insurance) ..............          19,642       1,340,589
BANQUE NATIONALE DE PARIS
   Provider of commercial,
   investment, and private
   banking services (Banking) ..................          23,800       1,048,648
CARREFOUR SUPERMARCHE
   Supermarket operator in
   Europe, the Americas, and
   Taiwan (Retailing) ..........................           1,736         902,878
CIE GENERALE DES EAUX
   Water purification and
   distribution; energy production
   (Industrial Goods and Services) .............           9,780       1,137,278
ELF AQUITAINE
   Oil and gas exploration;
   manufacturer of chemical
   compounds (Resources) .......................          12,140       1,497,716
FRANCE TELECOM*
   Provider of telecommunications
   services (Telecommunications) ...............          16,028         604,569
LAFARGE
   Producer and seller of
   building materials
   (Construction and Property) .................          13,528         842,425
---------
See footnotes on page 12.
-----
8

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON INTERNATIONAL FUND

                                                         SHARES        VALUE
                                                       ---------      --------
FRANCE (CONTINUED)
SGS-THOMSON MICROELECTRONICS*
   Manufacturer of semiconductor
   integrated circuits (Electronics) ...........          12,726     $   902,647
USINOR SACILOR
   Producer of steel products
   (Metals) ....................................          61,070       1,007,730
                                                                     -----------
                                                                      10,542,671
                                                                     -----------
GERMANY  9.53%
ADIDAS
   Manufacturer of sporting
   goods (Retailing) ...........................           7,572       1,099,900
BAYER
   Producer of specialty chemicals,
   pharmaceuticals, and plastics
   (Chemicals) .................................          29,208       1,048,003
BAYERISCHE VEREINSBANK*
   Provider of universal banking
   services (Banking) ..........................          19,124       1,105,638
LUFTHANSA
   Airline services worldwide;
   operator of Penta hotels
   (Transportation) ............................          63,416       1,112,014
MANNESMANN
   Plant and machinery construction;
   automotive technology
   (Industrial Goods and Services) .............           3,352       1,416,106
METRO
   Department store
   operator (Retailing) ........................             713          31,360
SKW TROSTBERG
   Conglomerate involved in
   construction materials, chemicals,
   and agrochemicals (Chemicals) ...............          27,023         930,506
THYSSEN
   Manufacturer of steel
   products (Metals) ...........................           5,536       1,222,248
VOLKSWAGEN
   Manufacturer of economy
   and luxury cars and trucks
   (Automotive and Related) ....................           1,580         935,409
                                                                     -----------
                                                                       8,901,184
                                                                     -----------
HONG KONG  0.72%
CHEUNG KONG
   Real estate investment
   and development
   (Construction and Property) .................           7,000          48,674
HANG SENG BANK
   Provider of commercial
   banking and related financial
   services (Banking) ..........................           7,900          68,729
HUTCHISON WHAMPOA  Holding  company with major
   interests in finance and property
   investment (Industrial Goods
   and Services) ...............................          17,000         117,659
NEW WORLD DEVELOPMENT
   Property investor and developer
   (Construction and Property) .................          14,000          49,263
NEW WORLD INFRASTRUCTURE*
   Developer and operator
   of infrastructure projects
   (Construction and Property) .................          50,000          98,965
SUN HUNG KAI PROPERTIES
   Property developer
   (Construction and Property) .................           6,000          44,243
SWIRE PACIFIC
   Conglomerate with major
   interests in property
   development and aviation
   (Construction and Property) .................          17,000          90,828
TELEVISION BROADCASTS
   Television broadcasting,
   program production, and licensing
   (Media) .....................................          34,000          94,567
WHARF HOLDINGS
   Real estate investment manager
   (Construction and Property) .................          31,000          63,363
                                                                     -----------
                                                                         676,291
                                                                     -----------
HUNGARY  1.33%
MOL MAGYAR OLAJ-ES GAZIPARI (GDRS)
   Oil and gas producer and
   distributor (Resources) .....................          28,300         614,110
MOL MAGYAR OLAJ-ES
GAZIPARI (GDRS)+
   Oil and gas producer and
   distributor (Resources) .....................          29,000         623,500
                                                                     -----------
                                                                       1,237,610
                                                                     -----------
INDIA  1.66%
GUJURAT AMBUJA CEMENT (GDRS)
   Cement producer
   (Building Materials) ........................          60,300         508,027

---------
See footnotes on page 12.


                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON INTERNATIONAL FUND
                                                         SHARES        VALUE
                                                       ---------      --------
INDIA (CONTINUED)
HINDALCO INDUSTRIES (GDRS)+
   Producer of aluminum and
   aluminum products (Metals) ..................          18,200     $   525,980
VIDESH SANCHAR NIGAM (GDRS)+
   Provider of international
   communications services
   (Telecommunications) ........................          39,000         511,875
                                                                     -----------
                                                                       1,545,882
                                                                     -----------
ITALY  3.77%
ENI
   Refiner and marketer of oil
   and gas (Resources) .........................         188,211       1,056,156
ISTITUTO NAZIONALE DELLE ASSICURAZIONI
   Provider of life and non-life
   insurance products (Insurance) ..............          37,120         828,171
TELECOM ITALIA
   Provider of telecommunications
   services (Telecommunications) ...............         405,806       1,636,141
                                                                     -----------
                                                                       3,520,468
                                                                     -----------
JAPAN  15.58%
AOYAMA TRADING
   Retailer of clothing
   (Retailing) .................................           7,500         201,422
AUTOBACS SEVEN
   Manufacturer and retailer of
   automobile and truck parts
   (Retailing) .................................          10,000         521,327
BANK OF TOKYO MITSUBISHI
   Provider of a broad range
   of financial services
   (Financial Services) ........................          48,000         626,590
BENESSE
   Provider of educational
   services (Business Services) ................           7,000         208,947
CSK
   Information services company
   (Business Services) .........................          21,000         660,015
DAI NIPPON PRINTING
   Provider of printing services for
   commercial and industrial uses
   (Industrial Goods and Services) .............          25,000         498,877
DENNY'S
   Restaurant operator (Restaurants) ...........           9,000         234,223
EAST JAPAN RAILWAY
   Provider of railway services
   (Transportation) ............................             114         554,502
FUJITSU BUSINESS SYSTEMS
   Electronic and communications
   equipment dealer
   (Business Services) .........................           8,000         163,632
HOKKAI CAN
   Manufacturer of cans for the
   food industry (Manufacturing) ...............          46,000         139,603
ISHIKAWAJIMA-HARIMA
   Manufacturer of industrial heavy
   machinery and equipment
   (Industrial Goods and Services) .............         232,000         526,615
JAPAN AIRPORT TERMINAL
   Provider of management and
   maintenance services for Haneda
   airport terminal (Transportation) ...........          22,000         215,848
JAPAN TOBACCO
   Tobacco producer (Tobacco) ..................              63         517,012
KAO
   Manufacturer of cosmetics
   and personal care products
   (Consumer Products) .........................          36,000         502,869
MITSUBISHI MATERIALS
   Non-ferrous smelter and
   cement producer (Metals) ....................         263,000         743,494
MITSUI CHEMICALS
   Producer of petrochemical
   products (Chemicals) ........................         254,400         812,252
MITSUI MARINE & FIRE
   Provider of non-life insurance
   (Insurance) .................................          73,000         429,733
MITSUI O.S.K. LINES
   Shipping company
   (Transportation) ............................         308,000         494,255
NITTO DENKO
   Producer of industrial materials
   (Industrial Goods and Services) .............          27,000         487,154
NOMURA SECURITIES
   Securities firm
   (Financial Services) ........................          58,000         675,148
PIONEER ELECTRONIC+
   Manufacturer of audio
   equipment, including
   laser disks (Electronics) ...................          36,000         592,666
SECOM
   Security services pioneer
   (Retailing) .................................           7,000         452,814
---------
See footnotes on page 12.
-----
10

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON INTERNATIONAL FUND

                                                         SHARES        VALUE
                                                       ---------      --------
JAPAN (CONTINUED)
SUMITOMO BANK
   Provider of commercial
   banking services (Banking) ..................          59,000     $   627,920
SUMITOMO METAL INDUSTRIES
   Blast furnace and steel
   producer (Metals) ...........................         349,000         699,335
SUMITOMO REALTY & DEVELOPMENT
   Real estate developer
   (Construction and Property) .................          96,000         701,621
SUMITOMO TRUST AND BANKING
   Trust bank with commercial
   banking operations (Banking) ................          48,000         365,977
TOHO
   Producer and distributor of movies,
   TV dramas, and videos (Media) ...............           2,000         262,742
TOSHIBA
   Diversified manufacturer of
   consumer and industrial
   electronics (Electronics) ...................         154,000         697,847
TSUBAKI NAKASHIMA
   Manufacturer of ball bearings
   (Manufacturing) .............................          36,000         246,944
YAMAHA
   Manufacturer of musical
   instruments and audio
   equipment (Manufacturing) ...................          35,000         453,979
YORK-BENIMARU
   Supermarket chain operator
   (Retailing) .................................          13,000         236,717
                                                                     -----------
                                                                      14,552,080
                                                                     -----------
MEXICO  1.85%
DESC (ADRS)
   Diversified product manufacturer;
   financial services provider
   (Manufacturing) .............................          34,894       1,182,034
GRUPO IUSACELL (ADRS)*
   Provider of wireless
   telecommunications services
   (Telecommunications) ........................          30,400         547,200
                                                                     -----------
                                                                       1,729,234
                                                                     -----------

NETHERLANDS  5.42%
AKZO NOBEL
   Manufacturer of diversified
   chemicals (Chemicals) .......................           8,277       1,453,201
ELSEVIER
   Global printer and publisher
   of professional trade journals
   and magazines (Media) .......................          49,587         776,189
ING GROEP
   Worldwide underwriter of
   reinsurance; provider of financial
   and consumer credit (Insurance) .............          32,884       1,375,440
PHILIPS ELECTRONICS
   Consumer and industrial
   electronics (Electronics) ...................          18,757       1,463,210
                                                                     -----------
                                                                       5,068,040
                                                                     -----------

PORTUGAL  1.70%
ELECTRICIDADE DE PORTUGAL
   Generator and distributor
   of electricity (Utilities) ..................          30,378         531,679
PORTUGAL TELECOM
   Provider of telecommunications
   services (Telecommunications) ...............          12,300         507,375
TELECEL-COMUNICACAOES PESSOAIS*
   Cellular communications
   operator (Telecommunications) ...............           6,100         549,363
                                                                     -----------
                                                                       1,588,417
                                                                     -----------

RUSSIA  1.65%
TATNEFT (ADRS)+
   Oil and gas explorer and
   producer (Resources) ........................          10,240       1,472,000
TATNEFT (ADRS)
   Oil and gas explorer and
   producer (Resources) ........................             480          70,440
                                                                     -----------
                                                                       1,542,440
                                                                     -----------

SPAIN  4.33%
BANCO BILBAO VIZCAYA
   Provider of banking services
   (Banking) ...................................          41,889       1,116,007
ENDESA
   Producer, transmitter, and
   distributor of electricity
   to other utilities (Utilities) ..............          71,784       1,347,087
SOL MELIA
   Hotel manager and franchise
   company (Leisure and Hotels) ................          11,862         357,054
TELEFONICA DE ESPANA
   Provider of telecommunications
   services (Telecommunications) ...............          45,050       1,224,906
                                                                     -----------
                                                                       4,045,054
                                                                     -----------

SWEDEN  3.43%
ASTRA
   Developer, manufacturer, and
   marketer of pharmaceuticals
   (Health and Household) ......................          54,322         875,695


---------
See footnotes on page 12.


                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON INTERNATIONAL FUND

                                                         SHARES        VALUE
                                                       ---------      --------
SWEDEN (CONTINUED)
ELECTROLUX (SERIES B)
   Manufacturer of appliances
   and outdoor and industrial
   products (Consumer Products) ................           9,989     $   825,097
L.M. ERICSSON TELEFON (SERIES B)
   Manufacturer of
   telecommunications equip-
   ment (Telecommunications) ...................          34,175       1,502,498
                                                                     -----------
                                                                       3,203,290
                                                                     -----------

SWITZERLAND  5.50%
CS HOLDINGS
   Banking group (Banking) .....................           8,497       1,192,609
NOVARTIS
   Manufacturer of pharmaceuticals
   (Health and Household) ......................             903       1,409,100
ROCHE HOLDINGS
   European pharmaceutical
   company and chemical producer
   (Health and Household) ......................             143       1,252,083
ZURICH VERSICHERUNGS
   Provider of insurance services
   (Insurance) .................................           3,134       1,288,969
                                                                     -----------
                                                                       5,142,761
                                                                     -----------

TAIWAN  0.24%
THE ROC TAIWAN FUND
   Closed-end fund investing
   in Taiwan (Miscellaneous) ...................          26,000         225,875
                                                                     -----------

UNITED KINGDOM  21.74%
B.A.T. INDUSTRIES
   Manufacturer of tobacco
   products; financial services
   company (Tobacco) ...........................         180,000       1,578,777
BRITISH BIOTECH
   Biotechnology company
   (Health and Household) ......................         215,000         365,625
BRITISH PETROLEUM
   Oil producer, refiner, and
   distributor (Resources) .....................         100,000       1,468,532
BUNZL
   Distributor and manufacturer
   of paper and plastic products
   (Manufacturing) .............................         295,000       1,225,759
CARADON
   Supplier of building products
   (Building Materials) ........................         180,000         573,004
DIXONS GROUP
   Consumer electronics retailer
   (Retailing) .................................          73,000         849,428
FKI BABCOCK
   Electrical engineering company
   (Industrial Goods and Services) .............         290,000         949,896
GRANADA GROUP
   Television group with additional
   leisure interests, including
   hotels (Leisure and Hotels) .................         111,000       1,524,995
LAPORTE
   Producer and seller of
   specialty chemicals (Chemicals) .............          70,000         775,817
NATIONAL POWER
   Electric power generation
   (Utilities) .................................         140,000       1,162,260
RAILTRACK GROUP
   Monopoly provider of rail
   services (Transportation) ...................         102,101       1,619,131
RENTOKIL
   Provider of commercial services
   such as pest control and office
   maintenance (Business Services) .............         109,200         437,272
REUTERS HOLDINGS
   International news and
   information organization (Media) ............          90,000         974,861
ROLLS ROYCE
   Aerospace; power generation,
   transmission, and distribution
   systems (Industrial Goods
   and Services) ...............................         249,500         876,807
ROYAL BANK OF SCOTLAND
   Provider of banking services
   (Banking) ...................................         122,000       1,279,575
TESCO
   Supermarket chain (Retailing) ...............         233,000       1,841,617
UNITED UTILITIES
   Provider of water utility
   services (Utilities) ........................          90,000       1,093,231
WPP GROUP
   Provider of worldwide marketing
   services, including advertising,
   public relations, and market
   research (Media) ............................         375,500       1,717,529
                                                                     -----------
                                                                      20,314,116
                                                                     -----------

TOTAL INVESTMENTS  96.50%
(Cost $80,689,715) .............................                      90,160,296
OTHER ASSETS
LESS LIABILITIES  3.50% ........................                       3,273,737
                                                                     -----------
NET ASSETS  100.00% ............................                     $93,434,033
                                                                     ===========

----------
 * Non-income producing security.
 + Rule 144A security.
Descriptions of companies have not been audited by Deloitte & Touche LLP. See Notes to Financial Statements.


-----
12

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
                                                         SHARES        VALUE
                                                       ---------      --------
COMMON STOCKS  82.58%
ARGENTINA  3.11%
BANCO RIO DE LA PLATA (ADRS)*
   Provider of commercial and
   investment banking services
   (Financial Services) ........................          45,300     $   475,650
IRSA INVERSIONES Y REPRESENTACIONES
(GDRS)
   Real estate developer
   (Construction and Property) .................          39,300       1,326,375
PEREZ (ADRS)
   Producer of oil and gas, and
   provider of energy services
   (Resources) .................................         111,810       1,396,216
SIDERCA
   Manufacturer and
   producer of steel (Metals) ..................          15,637          38,333
                                                                     -----------
                                                                       3,236,574
                                                                     -----------
BRAZIL  9.59%
COMPANHIA DE SANEAMENTO
BASICO DO ESTADO SAO PAULO "SABESP"
   Provider of water treatment
   and distribution services
   (Electric Utilities) ........................      10,144,000       2,208,218
COMPANHIA ENERGETICA DE
MINAS GERAIS "CEMIG" (ADRS)
   Provider of electrical utility
   services (Electric Utilities) ...............          64,500       2,515,500
COMPANHIA PARANAENSE DE
ENERGIA "COPEL" (ADRS)
   Provider of electrical utility
   services (Electric Utilities) ...............          39,800         475,112
ERICSSON TELECOMUNICACOES*
   Manufacturer of
   telecommunications equipment
   (Telecommunications) ........................       7,700,000         239,556
PETROLEO BRASILEIRO "PETROBRAS"
   Oil and gas producer and
   distributor (Resources) .....................       9,700,000       1,944,399
TELECOMUNICACOES BRASILEIRAS
"TELEBRAS" (ADRS)
   Provider of telecommunications
   services (Telecommunications) ...............          25,700       2,602,125
                                                                     -----------
                                                                       9,984,910
                                                                     -----------
CHILE  5.73%
BANCO SANTANDER CHILE (ADRS)
   Provider of banking services
   (Financial Services) ........................          74,600         969,800
COMPANIA DE TELECOMUNICACIONES
DE CHILE "CTC" (ADRS)
   Provider of telecommunications
   services (Telecommunications) ...............          66,000       1,831,500
DISTRIBUCION Y SERVICIO (ADRS)*
   Supermarket operator
   (Consumer Goods and Services) ...............          77,000       1,352,312
ENERSIS (ADRS)
   Provider of electric utility
   services (Electric Utilities) ...............          54,800       1,808,400
                                                                     -----------
                                                                       5,962,012
                                                                     -----------
CHINA  5.10%
CHINA EVERBRIGHT*
   Department store and
   supermarket operator;
   property investor and
   developer (Diversified) .....................         920,000         987,840
CNPC HONG KONG*
   Explorer and producer
   of crude oil (Resources) ....................       1,900,000         792,691
HUANENG POWER INTERNATIONAL
(ADRS)*
   Developer and manufacturer
   of coal-fired power plants
   (Electric Utilities) ........................         103,000       2,266,000
QINGLING MOTORS*
   Manufacturer of
   lightweight trucks
   (Automotive Manufacturing) ..................       1,930,000       1,260,867
                                                                     -----------
                                                                       5,307,398
                                                                     -----------
EGYPT  3.65%
COMMERCIAL INTERNATIONAL BANK+
   Provider of banking services
   (Financial Services) ........................          54,000       1,188,000
MIBANK (GDSS)+
   Diversified banking services
   provider (Financial Services) ...............          62,000         988,900
MIBANK (GDSS)
   Diversified banking services
   provider (Financial Services) ...............          18,000         281,250
SUEZ CEMENT (GDRS)*+
   Cement manufacturer
   (Construction and Property) .................          58,000       1,342,700
                                                                     -----------
                                                                       3,800,850
                                                                     -----------
ESTONIA  0.81%
SOCIETIE GENERAL BALTIC REPUBLICS FUND
   Investor in the Baltic
   Republics (Financial Services) ..............           3,200         848,000
                                                                     -----------
---------
See footnotes on page 21.
-----
18
================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
                                                         SHARES        VALUE
                                                       ---------      --------
GREECE  1.13%
ALPHA CREDIT BANK
   Provider of banking services
   (Financial Services) ........................           6,000     $   395,379
MAILLIS
   Producer of packaging
   and packaging systems
   (Manufacturing) .............................          54,000         779,112
                                                                     -----------
                                                                       1,174,491
                                                                     -----------
HUNGARY  2.95%
MOL MAGYAR OLAJ-ES GAZIPARI
(GDRS)+
   Oil and gas producer and
   distributor (Resources) .....................          45,000         967,500
OTP BANK (GDRS)+
   Provider of commercial banking
   services (Financial Services) ...............          19,620         591,151
RICHTER GEDEON (GDRS)
   Manufacturer of pharmaceuticals
   and cosmetics (Drugs and
   Health Care) ................................          16,300       1,515,900
                                                                     -----------
                                                                       3,074,551
                                                                     -----------
INDIA  5.13%
BSES (GDRS)*
   Provider of electric utility
   services (Electric Utilities) ...............          41,000         662,150
HINDALCO INDUSTRIES (GDRS)
   Producer of aluminum and
   aluminum products (Metals) ..................          45,000       1,300,500
MAHINDRA & MAHINDRA (GDRS)
   Manufacturer of automobiles,
   automobile components, and
   farm equipment (Manufacturing) ..............          71,000         745,500
RELIANCE INDUSTRIES (GDRS)
   Manufacturer of synthetic
   fibers and petrochemicals
   (Diversified) ...............................          50,000       1,050,000
STATE BANK OF INDIA (GDRS)
   Provider of banking services
   (Financial Services) ........................          20,400         388,110
STATE BANK OF INDIA (GDRS)+
   Provider of banking services
   (Financial Services) ........................          29,600         529,100
VIDESH SANCHAR NIGAM (GDRS)+
   Provider of international
   telecommunications services
   (Telecommunications) ........................          51,000         669,375
                                                                     -----------
                                                                       5,344,735
                                                                     -----------
INDONESIA  0.29%
BANK DAGANG NASIONAL INDONESIA
   Provider of commercial banking
   services (Financial Services) ...............         354,000          47,871
KAWASAN INDUSTRI JABABEKA
   Developer of industrial estates
   and facilities (Construction
   and Property) ...............................         580,000         255,409
                                                                     -----------
                                                                         303,280
                                                                     -----------
LEBANON  1.25%
BANQUE AUDI (GDRS)+
   Commercial bank
   (Financial Services) ........................          47,200       1,298,000
                                                                     -----------
LITHUANIA  0.83%
HERMIS BANK (GDRS)
   Provider of commercial and
   retail banking services
   (Financial Services) ........................          75,000         862,500
                                                                     -----------
MALAYSIA  0.08%
FRASER & NEAVE HOLDINGS
   Manufacturer of glass bottles and
   glass products (Manufacturing) ..............          32,900          80,793
                                                                     -----------
MEXICO  10.26%
ALFA
   Producer of steel, chemicals,
   and food products (Industrial
   Goods and Services) .........................         207,900       1,526,669
DESC (ADRS)
   Diversified product
   manufacturer; financial
   services provider (Diversified) .............          59,975       2,031,653
FOMENTO ECONOMICO MEXICANO "FEMSA"
(SERIES B)*
   Beverage and packaging
   producer; retail store operator
   (Consumer Goods and Services) ...............         297,500       2,099,373
GRUPO IUSACELL (ADRS)*
   Provider of wireless
   telecommunications services
   (Telecommunications) ........................          95,600       1,720,800
GRUPO TELEVISA (GDRS)*
   Provider of television and
   other media services
   (Leisure and Hotels) ........................          44,700       1,385,700
---------
See footnotes on page 21.
                                                                           -----
================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
                                                         SHARES        VALUE
                                                       ---------      --------
MEXICO (CONTINUED)
PANAMERICAN BEVERAGES (ADRS)
   Producer of Coca-Cola and
   other beverages (Consumer
   Goods and Services) .........................          62,100     $ 1,925,100
                                                                     -----------
                                                                      10,689,295
                                                                     -----------
PHILIPPINES  1.24%
PHILIPPINE LONG DISTANCE TELEPHONE
   Telephone utility
   (Telecommunications) ........................          30,000         742,574
SM PRIME HOLDINGS
   Developer and operator
   of retail properties
   (Construction and Property) .................       3,150,000         552,475
                                                                     -----------
                                                                       1,295,049
                                                                     -----------
POLAND  0.32%
KGHM POLSKA MIEDZ*
   Producer of copper, silver,
   and related products (Metals) ...............          34,000         336,600
                                                                     -----------
PORTUGAL  4.21%
JERONIMO MARTINS
   Retailer of food and
   consumer products (Retailing) ...............          19,333       1,259,300
PORTUGAL TELECOM
   Provider of telecommunications
   services (Telecommunications) ...............           6,000         245,200
PORTUGAL TELECOM (ADRS)
   Provider of telecommunications
   services (Telecommunications) ...............          18,000         742,500
SONAE INVESTIMENTOS
   Hypermarket operator (Retailing) ............          32,000       1,190,824
TELECEL-COMUNICACAOES PESSOAIS*
   Cellular communications
   operator (Telecommunications) ...............          10,550         950,128
                                                                     -----------
                                                                       4,387,952
                                                                     -----------
RUSSIA  8.59%
LUKOIL HOLDING (ADRS)
   Prospector, extractor, and
   transporter of oil and gas
   (Resources) .................................          10,800         943,615
MOSENERGO (ADRS)
   Producer and distributor of
   electric and thermal energy
   (Electric Utilities) ........................          29,500       1,316,467
NIZHNY NOVGOROD TELEPHONE (RDCS)*
   Telephone utility
   (Telecommunications) ........................              13       2,145,000
ROSTELKOM (RDCS)*
   Provider of long distance and
   international telecommunications
   services (Telecommunications) ...............              22         671,000
SURGUTNEFTEGAZ (ADRS)
   Oil and natural gas provider
   (Resources) .................................         101,500         938,875
TATNEFT (ADRS)+
   Oil and gas explorer and
   producer (Resources) ........................          20,400       2,932,500
                                                                     -----------
                                                                       8,947,457
                                                                     -----------
SAUDI ARABIA  1.39%
SAUDI ARABIA INVESTMENT FUND*
   Closed-end fund investing in
   Saudi Arabia (Miscellaneous) ................         158,400       1,445,400
                                                                     -----------
SLOVENIA  0.25%
SKB BANKA (GDRS)+
   Provider of commercial,
   savings, and investment
   banking services
   (Financial Services) ........................          14,000         255,500
                                                                     -----------
SOUTH AFRICA  6.00%
BARLOW
   Producer and distributor of
   products used in building
   and construction and other
   industries (Construction
   and Property) ...............................         100,000       1,007,374
LIBERTY LIFE ASSOCIATION OF AFRICA
   Provider of life and health
   insurance (Financial Services) ..............          43,000       1,071,762
METRO CASH & CARRY
   Retailer of food and consumer
   products (Retailing) ........................       1,280,000       1,153,848
SASOL
   Fuel and chemical producer
   (Diversified) ...............................          76,000         915,567
---------
See footnotes on page 21.

-----
20

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
                                                         SHARES        VALUE
                                                       ---------      --------
SOUTH AFRICA (CONTINUED)
SOUTH AFRICAN BREWERIES
   Producer of beer and other
   beverages (Consumer Goods
   and Services) ...............................          42,500     $ 1,126,389
STANDARD BANK INVESTMENT
   Provider of commercial banking
   services (Financial Services) ...............          23,000         974,556
                                                                     -----------
                                                                       6,249,496
                                                                     -----------
SOUTH KOREA  0.49%
SAMSUNG ELECTRONICS
   Manufacturer of consumer
   electronics and semiconductors
   (Manufacturing) .............................          10,491         469,062
SK TELECOM
   Provider of mobile
   telecommunications
   and paging services
   (Telecommunications) ........................             130          43,937
                                                                     -----------
                                                                         512,999
                                                                     -----------
TAIWAN  8.56%
CHINA STEEL (GDRS)
   Producer of steel and steel
   products (Metals) ...........................          60,475         887,471
FORMOSA FUND*
   Closed-end fund investing
   in Taiwan (Miscellaneous) ...................              90         824,130
FORMOSA GROWTH FUND*
   Closed-end fund investing
   in Taiwan (Miscellaneous) ...................         102,000       1,811,520
HOTUNG INVESTMENT HOLDINGS*
   Investor in unlisted
   technology-related companies
   (Financial Services) ........................       2,500,000         593,750
SILICONWARE PRECISION INDUSTRIES
(GDRS)
   Integrated circuit packaging
   (Industrial Goods and Services) .............         112,000       1,078,000
SYNNEX TECHNOLOGY INTERNATIONAL
(GDRS)
   Manufacturer of PCs and
   peripherals (Consumer Goods
   and Services) ...............................          57,000         994,650
TAIPEI FUND*
   Closed-end fund investing
   in Taiwan (Miscellaneous) ...................              90         907,740
TAIWAN OPPORTUNITIES FUND*
   Closed-end fund investing
   in Taiwan (Miscellaneous) ...................         140,000       1,813,000
                                                                     -----------
                                                                       8,910,261
                                                                     -----------
THAILAND  0.34%
EXPLORATION & PRODUCTION
   Producer of natural gas
   (Resources) .................................          35,000         356,522
                                                                     -----------
TURKEY  1.28%
MIGROS TURK
   Retailer of food and consumer
   products (Retailing) ........................       1,268,750       1,330,253
                                                                     -----------
TOTAL INVESTMENTS  82.58%
(Cost $86,155,869) .............................                      85,994,878
OTHER ASSETS
LESS LIABILITIES  17.42% .......................                      18,143,965
                                                                    ------------

NET ASSETS  100.00% ............................                    $104,138,843
                                                                    ============
----------
 * Non-income producing security.
 + Rule 144A security.
Descriptions of companies have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                                                         SHARES           VALUE
                                                        ---------       --------
COMMON STOCKS  96.30%

AUSTRALIA  0.35%
PACIFICA GROUP
   Manufacturer of industrial
   products, mainly automobile
   components (Automotive
   and Related) ................................         215,300     $   679,643
                                                                     -----------
BRAZIL  2.44%
COMPANHIA ENERGETICA DE MINAS
GERAIS "CEMIG" (ADRS)
   Provider of electrical utility services
   (Electric and Gas Utilities) ................          18,100         705,900
PETROLEO BRASILEIRO"PETROBRAS"
   Oil and gas producer and
   distributor (Resources) .....................          81,000       1,609,049
TELECOMUNICACOES BRASILEIRAS
"TELEBRAS" (ADRS)
   Provider of telecommunications
   services (Telecommunications) ...............          23,550       2,384,437
                                                                     -----------
                                                                       4,699,386
                                                                     -----------
CHINA  0.51%
HUANENG POWER INTERNATIONAL (ADRS)*
   Developer and manufacturer
   of coal-fired power plants
   (Electric and Gas Utilities) ................          45,000         990,000
                                                                     -----------
FINLAND  3.15%
NOKIA
   Developer and manufacturer
   of mobile phones and networks
   (Telecommunications) ........................          29,055       2,531,684
OUTOKUMPU
   Manufacturer of diversified
   metal products (Industrial
   Goods and Services) .........................          90,770       1,347,359
RAISION TEHTAAT
   Processor and marketer
   of agricultural products
   (Consumer Goods and Services) ...............          20,300       2,191,464
                                                                     -----------
                                                                       6,070,507
                                                                     -----------
FRANCE  5.27%
ACCOR
   Hotel operator and
   provider of related services
   (Entertainment and Leisure) .................          13,558       2,516,012
CAP GEMINI
   Provider of computer
   consulting services (Computer
   and Technology Related) .....................          29,080       2,301,297
GENSET*
   Biomedical research company
   (Drugs and Health Care) .....................          36,000         672,750
SGS-THOMSON MICROELECTRONICS*
   Manufacturer of semiconductor
   integrated circuits (Electronics) ...........          36,070       2,558,421
VALEO
   Manufacturer of automobile
   components (Automotive
   and Related) ................................          31,698       2,107,011
                                                                     -----------
                                                                      10,155,491
                                                                     -----------
GERMANY  5.84%
ADIDAS
   Manufacturer of sporting goods
   (Consumer Goods and Services) ...............          27,080       3,933,609
LUFTHANSA
   Airline services worldwide;
   operator of Penta hotels
   (Transportation) ............................         128,000       2,244,509
METRO
   Department store operator
   (Retailing) .................................          44,400       1,952,834
PORSCHE*
   Manufacturer of luxury sports cars
   (Automotive and Related) ....................           2,115       3,115,064
                                                                     -----------
                                                                      11,246,016
                                                                     -----------
HONG KONG  0.77%
KWOON CHUNG BUS HOLDINGS
   Provider of bus services
   (Transportation) ............................       1,800,000         541,397
NG FUNG HONG
   Food wholesaler and distributor
   (Consumer Goods and Services) ...............       1,000,000         937,904
                                                                     -----------
                                                                       1,479,301
                                                                     -----------
HUNGARY  2.78%
MOL MAGYAR OLAJ-ES GAZIPARI
(GDRS)
   Oil and gas producer and
   distributor (Resources) .....................         110,000       2,387,000
RICHTER GEDEON (GDRS)
   Manufacturer of
   pharmaceuticals and cosmetics
   (Drugs and Health Care) .....................          32,000       2,976,000
                                                                     -----------
                                                                       5,363,000
                                                                     -----------
------------
See footnotes on page 31.
                                                                           -----
================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                                                         SHARES           VALUE
                                                        ---------       --------
INDIA  1.07%
STATE BANK OF INDIA (GDRS)+
   Provider of banking services
   (Financial Services) ........................          42,300     $   756,113
VIDESH SANCHAR NIGAM (GDRS)+
   Provider of international
   telecommunications services
   (Telecommunications) ........................         100,000       1,312,500
                                                                     -----------
                                                                       2,068,613
                                                                     -----------
INDONESIA  0.35%
GULF INDONESIA RESOURCES*
   Developer and producer of
   oil and natural gas (Resources) .............          32,000         672,000
                                                                     -----------
IRELAND  0.83%
ELAN (ADRS)*
   Developer, manufacturer,
   and marketer of drug
   delivery systems (Drugs
   and Health Care) ............................          32,000       1,596,000
                                                                     -----------
ITALY  1.73%
AEROPORTI DI ROMA
   Manager, operator, and
   developer of airfields and
   terminals (Transportation) ..................         139,600       1,263,518
MEDIOLANUM*
   Life insurer; provider of
   a wide range of financial
   services (Financial Services) ...............         124,000       2,075,803
                                                                     -----------
                                                                       3,339,321
                                                                     -----------
JAPAN  9.62%
ASAHI DIAMOND INDUSTRIES
   Manufacturer of diamond-tipped
   tools (Manufacturing and
   Industrial Equipment) .......................             100             582
BELLSYSTEM 24
   Telemarketer (Business Goods
   and Services) ...............................           8,400       1,159,391
DAITEC
   Developer of point-of-sale
   systems for Nippon Oil Company
   (Business Goods and Services) ...............          38,700         611,374
DDI
   Provider of long distance and mobile
   telecommunications services
   (Telecommunications) ........................             250         835,620
DIAMOND COMPUTER SERVICE
   Provider of data processing
   and software development
   services (Computer and
   Technology Related) .........................          59,000       1,005,654
HIS
   Travel agency specializing
   in overseas and package tours
   (Entertainment and Leisure) .................          46,200       1,501,971
HOGY MEDICAL
   Producer of disposable surgical
   gowns and medical supplies
   (Drugs and Health Care) .....................          37,300       1,221,934
KEYENCE
   Manufacturer of detection
   devices and measuring control
   equipment (Electronics) .....................           9,500       1,421,801
KYOCERA
   Supplier of semiconductor
   packaging, capacitors, and
   cellular components (Electronics) ...........          25,000       1,432,194
MEITEC
   Provider of software engineering
   services (Computer and
   Technology Related) .........................          59,100       1,744,450
NOMURA SECURITIES
   Securities firm
   (Financial Services) ........................         140,000       1,629,667
ORIENTAL LAND
   Operator of Tokyo Disneyland
   (Entertainment and Leisure) .................          17,000         883,429
SANYO SHINPAN FINANCE
   Consumer finance company
   (Financial Services) ........................          29,000       1,584,186
SECOM
   Security services pioneer
   (Support Services) ..........................          23,000       1,487,819
SHIMACHU
   Furniture retailer (Retailing) ..............          28,500         606,635
SOFTBANK
   PC wholesaler (Computer
   and Technology Related) .....................          22,400         720,778
TSUTSUMI JEWELRY
   Manufacturer and retailer
   of jewelry (Retailing) ......................          49,500         691,444
                                                                     -----------
                                                                      18,538,929
                                                                     -----------
MEXICO  2.86%
DESC (ADRS)
   Diversified product
   manufacturer; financial
   services provider (Diversified) .............         123,274       4,175,907

------------
See footnotes on page 31.

-----
28

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                                                         SHARES           VALUE
                                                        ---------       --------
MEXICO (CONTINUED)

GRUPO IUSACELL (ADRS)*
   Provider of wireless
   telecommunications services
   (Telecommunications) ........................          73,600     $ 1,324,800
                                                                     -----------
                                                                       5,500,707
                                                                     -----------
NETHERLANDS  5.58%
ELSEVIER
   Global printer and publisher
   of professional trade journals
   and magazines (Publishing) ..................         117,615       1,841,035
GUCCI GROUP
   Manufacturer and marketer
   of apparel (Consumer Goods
   and Services) ...............................          27,405         996,857
HEINEKEN
   Brewery and soft drink producer
   (Consumer Goods and Services) ...............          11,885       1,926,242
KONINKLIJKE KNP BT
   Producer of paper and plastic
   packaging products (Business
   Goods and Services) .........................          55,530       1,259,649
KONINKLIJKE VAN OMMEREN
   Provider of logistic services
   to marine transport industry
   (Transportation) ............................          49,615       1,769,691
PHILIPS ELECTRONICS
   Consumer and industrial
   electronics (Electronics) ...................          37,900       2,956,531
                                                                     -----------
                                                                      10,750,005
                                                                     -----------
NORWAY  1.53%
TOMRA SYSTEMS
   Provider of recycling systems
   used mainly for beverage cans
   (Business Goods and Services) ...............         115,000       2,944,356
                                                                     -----------
RUSSIA  0.84%
TATNEFT (ADRS)
   Oil and gas explorer and
   producer (Resources) ........................          11,000       1,614,258
                                                                     -----------
SINGAPORE  1.43%
ADVANCED SYSTEMS AUTOMATION
   Manufacturer of machines for
   packaging integrated circuits
   (Manufacturing and Industrial
   Equipment) ..................................         340,000         660,362
DATACRAFT ASIA
   Researcher, designer, and
   producer of communications
   hardware and software
   (Telecommunications) ........................         418,000         953,040
ELECTRONIC RESOURCES
   Distributor of electronic
   components and computer
   peripherals (Electronics) ...................         500,000         552,206
WANT WANT HOLDINGS (CLASS A)*
   Manufacturer of rice crackers
   (Consumer Goods and Services) ...............         210,400         420,800
WANT WANT HOLDINGS*
   Manufacturer of rice crackers
   (Consumer Goods and Services) ...............          83,600         162,184
                                                                     -----------
                                                                       2,748,592
                                                                     -----------
SOUTH KOREA  0.22%
SAMSUNG ELECTRONICS
   Manufacturer of consumer
   electronics and semiconductors
   (Electronics) ...............................          11,382         214,835
SAMSUNG ELECTRONICS+
   Manufacturer of consumer
   electronics and semiconductors
   (Electronics) ...............................           4,777         213,584
                                                                     -----------
                                                                         428,419
                                                                     -----------
SPAIN  3.19%
AGUAS DE BARCELONA
   Drinking water supplier; liquid
   and solid waste management
   (Consumer Goods and Services) ...............          38,875       1,549,569
SOL MELIA*
   Hotel manager and franchise
   company (Entertainment
   and Leisure) ................................          62,376       1,877,560
TABACALERA (CLASS A)
   Manufacturer and marketer
   of tobacco products (Tobacco) ...............          37,990       2,726,767
                                                                     -----------
                                                                       6,153,896
                                                                     -----------
SWEDEN  4.16%
AUTOLIV (ADRS)
   Manufacturer and worldwide
   retailer of automobile airbags
   and other safety equipment
   (Automotive and Related) ....................          54,950       2,166,679
KALMAR INDUSTRIES
   Manufacturer of forklifts and
   special lift trucks (Manufacturing
   and Industrial Equipment) ...................          83,600       1,459,046
------------
See footnotes on page 31.
                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                                                         SHARES           VALUE
                                                        ---------       --------
SWEDEN (CONTINUED)

KALMAR INDUSTRIES (RIGHTS)*
   Manufacturer of forklifts and
   special lift trucks (Manufacturing
   and Industrial Equipment) ...................          83,600     $    73,509
L.M. ERICSSON TELEFON (SERIES B)
   Manufacturer of telecommu-
   nications equipment
   (Telecommunications) ........................          97,950       4,306,355
                                                                     -----------
                                                                       8,005,589
                                                                     -----------
SWITZERLAND  1.54%
SWISSAIR
   International airline operator
   (Transportation) ............................           2,221       2,966,391
                                                                     -----------
TAIWAN  0.55%
HOTUNG INVESTMENT HOLDINGS*
   Investor in unlisted
   technology-related
   companies (Financial Services) ..............       2,400,000         570,000
SYNNEX TECHNOLOGY INTERNATIONAL (GDRS)*
   Manufacturer of PCs and
   peripherals (Computer and
   Technology Related) .........................          28,400         495,580
                                                                     -----------
                                                                       1,065,580
                                                                     -----------
THAILAND  0.38%
SERM SUK
   Manufacturer and distributor
   of Pepsi-Cola drinks under
   franchise (Consumer Goods
   and Services) ...............................          50,500         737,739
                                                                     -----------
UNITED KINGDOM  11.40%
AIRTOURS
   Tour operator (Entertainment
   and Leisure) ................................          40,000         792,488
BODYCOTE INTERNATIONAL
   Diversified manufacturer and
   distributor (Industrial Goods
   and Services) ...............................         100,000       1,721,525
BRITISH BIOTECH
   Biotechnology company
   (Drugs and Health Care) .....................         300,000         510,175
CAPITAL RADIO
   Radio broadcasting company
   (Entertainment and Leisure) .................         150,000       1,181,192
CRT GROUP
   Provider of training and
   recruitment services; publisher
   of multimedia products
   (Support Services) ..........................         350,000       1,888,232
DIXONS GROUP
   Consumer electronics retailer
   (Retailing) .................................          90,000       1,047,240
GRANADA GROUP
   Television group with additional
   leisure interests including hotels
   (Entertainment and Leisure) .................         128,800       1,769,543
HALMA
   Producer of fire detection and
   security equipment (Electronics) ............         503,066       1,003,006
LADBROKE GROUP
   Leisure group with interests
   in hotels and gaming
   (Entertainment and Leisure) .................         500,000       2,232,537
PARITY
   Provider of software engineering
   and consulting services
   (Computer and
   Technology Related) .........................         300,000       2,885,125
PIZZA EXPRESS
   Operator of restaurant
   chain (Restaurants) .........................         245,000       3,054,010
ROLLS ROYCE
   Aerospace; power generation,
   transmission, and distribution
   systems (Aerospace) .........................         450,000       1,581,415
WPP GROUP
   Provider of worldwide
   marketing services, including
   advertising, public relations,
   and market research (Business
   Goods and Services) .........................         500,000       2,286,989
                                                                     -----------
                                                                      21,953,477
                                                                     -----------
UNITED STATES  27.91%
ADAPTEC*
   Manufacturer of computer
   input-output systems (Computer
   and Technology Related) .....................          20,000         970,625
AMERICAN INTERNATIONAL GROUP
   Commercial and industrial
   insurer (Financial Services) ................          24,750       2,526,047
BIOGEN*
   Developer of genetically
   engineered drugs (Drugs and
   Health Care) ................................          28,000         934,500
BOSTON SCIENTIFIC*
   Developer, producer, and
   marketer of medical devices
   (Drugs and Health Care) .....................          13,400         609,700
------------
See footnotes on page 31.
-----
30

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND

                                                         SHARES           VALUE
                                                        ---------       --------
UNITED STATES (CONTINUED)
CARDINAL HEALTH
   Distributor of pharmaceutical
   products (Drugs and Health Care) ............          32,500     $ 2,413,125
COMPAQ COMPUTERS
   Global PC manufacturer
   (Computer and Technology
   Related) ....................................          41,200       2,626,500
DAYTON HUDSON
   General merchandise retailer,
   specializing in large stores
   (Retailing) .................................          19,000       1,193,437
DISNEY, WALT
   Theme parks and hotel operator;
   film production (Entertainment
   and Leisure) ................................          25,000       2,056,250
DONALDSON, LUFKIN & JENRETTE
   Integrated investment and
   merchant banker and broker
   (Financial Services) ........................          12,000         843,000
GENERAL ELECTRIC
   Supplier of electrical equipment
   and other industrial and
   consumer products (Diversified) .............          41,500       2,679,344
HEWLETT-PACKARD
   Manufacturer of computers
   and peripherals (Computer
   and Technology Related) .....................          35,300       2,177,569
INTEL
   Manufacturer of microprocessors
   and FLASH memory circuits
   (Computer and Technology
   Related) ....................................          31,000       2,387,969
INTERPUBLIC GROUP OF COMPANIES
   Global advertising through
   agencies in various countries
   (Business Goods and Services) ...............          55,350       2,629,125
MBNA
   Issuer of credit cards; deposit,
   loan, and transaction processing
   (Financial Services) ........................         135,225       3,558,108
MERCK
   Developer and manufacturer
   of pharmaceuticals (Drugs
   and Health Care)                                       18,600       1,660,050
MICROSOFT*
   Producer of microcomputer
   software (Computer and
   Technology Related) .........................          33,800       4,391,887
PEPSICO
   Manufacturer and marketer
   of soft drinks and consumer
   products (Consumer Goods
   and Services) ...............................          74,500       2,742,531
PFIZER
   Ethical drugs; hospital products;
   and specialty chemicals
   (Drugs and Health Care)                                64,400       4,556,300
PROCTER & GAMBLE
   Manufacturer and distributor
   of household and personal
   care products (Consumer Goods
   and Services) ...............................          35,600       2,420,800
TRAVELERS
   Provider of broad-based financial
   services (Financial Services) ...............          40,900       2,863,000
UNITED HEALTHCARE
   Owner and manager of HMO
   and specialty managed care
   centers (Drugs and Health Care) .............          51,700       2,394,356
WORLDCOM*
   Provider of interstate long distance
   telecommunications services
   (Telecommunications) ........................          81,200       2,727,812
XEROX
   Developer, manufacturer, and
   marketer of office automation
   products (Business Goods
   and Services) ...............................          30,500       2,419,031
                                                                     -----------
                                                                      53,781,066
                                                                     -----------
TOTAL INVESTMENTS  96.30%
(Cost $155,631,405) ............................                     185,548,282
OTHER ASSETS
LESS LIABILITIES  3.70% ........................                       7,122,961
                                                                     -----------

NET ASSETS  100.00% ............................                    $192,671,243
                                                                    ============

----------
 * Non-income producing security.
 + Rule 144A security.
Descriptions of companies have not been audited by Deloitte & Touche LLP. See Notes to Financial Statements.

                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND
                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCKS  97.70%

AUSTRALIA  0.88%
AUSTRALIA NATIONAL INDUSTRIES
   Manufacturer and distributor
   of castings and forgings, and
   specialty steels (Industrial
   Goods and Services) .........................       1,173,000     $ 1,176,941
BRISTILE*
   Manufacturer of building
   and construction products
   (Construction and Property) .................         243,280         241,537
CSL
   Developer, manufacturer,
   and marketer of human and
   veterinary pharmaceutical and
   diagnostic products (Medical
   Products and Technology) ....................         110,620         699,092
FUTURIS
   Mini-conglomerate with interests
   in automobile components, building
   materials, and financial services
   (Automotive Parts
   Manufacturing) ..............................       1,049,822       1,222,769
HIH WINTERTHUR INTERNATIONAL HOLDINGS
   General insurance provider
   (Financial Services) ........................         599,800       1,115,252
JUPITERS
   Casino hotel operator
   (Leisure and Hotels) ........................         610,000       1,121,377
SAVAGE RESOURCES
   Explorer and producer of
   diversified minerals (Resources) ............       1,559,000         896,975
SIMSMETAL
   Processor and resaler of scrap
   metal (Metals) ..............................         203,000       1,139,480
SKILLED ENGINEERING
   Provider of personnel
   placement and outsourcing
   services (Business Services) ................         627,734         585,798
HENRY WALKER GROUP
   Provider of civil engineering
   and mining services
   (Support Services) ..........................         738,500       1,114,062
                                                                     -----------
                                                                       9,313,283
                                                                     -----------
AUSTRIA  0.71%
BAU HOLDINGS (VOTING PREFERENCE SHARES)
   Construction and civil engineering
   (Construction and Property) .................         103,250       5,114,630
BAU HOLDINGS
   Construction and civil engineering
   (Construction and Property) .................          37,894       2,355,003
                                                                     -----------
                                                                       7,469,633
                                                                     -----------
BELGIUM  0.60%
TELINFO
   Developer of telecommunications
   networks for business
   (Telecommunications)                                  119,040       6,361,400
TELINFO (RIGHTS)*
   Developer of telecommunications
   networks for business
   (Telecommunications)                                   18,900           1,060
                                                                     -----------
                                                                       6,362,460
                                                                     -----------
CANADA  0.71%
FINNING INTERNATIONAL
   Lessor of construction
   equipment (Construction and
   Property) ...................................         250,000       3,351,658
TARRAGON OIL AND GAS*
   Explorer, developer, and producer
   of oil and gas (Resources) ..................         370,000       4,120,589
                                                                     -----------
                                                                       7,472,247
                                                                     -----------
CHILE  0.10%
DISTRIBUCION Y SERVICIO (ADRS)*
   Supermarket operator (Retailing) ............          58,000       1,018,625
                                                                     -----------
CHINA  0.08%
QINGLING MOTORS
Manufacturer of lightweight
trucks (Automotive Parts
Manufacturing) .................................       1,363,000         890,446
                                                                     -----------
DENMARK  1.98%
DANSKE TRAELASTKOMPAGNI
   Timber supply company
   (Construction and Property) .................          85,981       7,859,252
SYDBANK
   Commercial financial services
   provider (Financial Services) ...............         109,700       5,672,699
THORKILD KRISTENSEN
   Property development
   (Construction and Property) .................          72,983       5,938,541
THORKILD KRISTENSEN*
   Property development
   (Construction and Property) .................          17,328       1,409,959
                                                                     -----------
                                                                      20,880,451
                                                                     -----------
-------------------
See footnotes on page 48.
                                                                           -----
                                                                              37

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
FINLAND  2.97%
KCI KONECRANES INTERNATIONAL
   Manufacturer of cranes and
   other heavy-duty lifting
   equipment (Capital Goods) ...................          91,900     $ 3,454,621
NOKIAN TYRES*
   Manufacturer of tires
   (Automotive Parts Manufacturing) ............         119,506       3,363,511
RAUMA
   Manufacturer of forestry-related
   machinery (Capital Goods) ...................         453,550       8,481,002
TAMRO
   Pharmaceutical distributor for
   Scandinavia and the Baltics
   (Drugs and Health Care) .....................       1,487,230       9,174,415
VALMET
   Manufacturer of paper and
   pulp machinery (Capital Goods) ..............         433,290       6,765,719
                                                                     -----------
                                                                      31,239,268
                                                                     -----------
FRANCE  4.34%
ASSYSTEM
   Global industrial consultant for
   the nuclear, steel, oil, automobile,
   space, and transportation industries
   (Industrial Goods and Services) .............         112,657       3,270,244
CENTRALE POUR L'INDUSTRIE
   Diversified holding company with
   interests in financial services and
   insurance (Financial Services) ..............           5,743         319,527
ECIA
   Manufacturer of automobile
   components (Automotive Parts
   Manufacturing) ..............................          43,848       7,235,456
L'EUROPEENNE D'EXTINCTEURS++
   Manufacturer and distributor of
   fire extinguishers (Manufacturing) ..........         142,402       9,497,650
IMS INTERNATIONAL METAL SERVICE
   Distributor and broker of specialized
   metal products (Metals) .....................         124,070       1,811,491
MONTUPET
   Manufacturer of automobile
   components (Automotive Parts
   Manufacturing) ..............................          32,068       3,629,326
REXEL
   European electrical distributor
   (Electrical Distribution) ...................           6,900       1,824,119
RUBIS
   Chemical storage and distribution
   company (Transportation) ....................          79,799       1,813,159
SYLEA
   Manufacturer of automobile
   components (Automotive Parts
   Manufacturing) ..............................          86,233       7,599,000
TECHNIP
   Engineering contractor
   (Construction and Property) .................          33,090       3,487,702
VIRBAC
   Manufacturer of veterinary
   drugs and products
   (Veterinary Products) .......................          66,532       5,159,364
                                                                     -----------
                                                                      45,647,038
                                                                     -----------
GERMANY  2.99%
GERRY WEBER INTERNATIONAL*
   Designer and manufacturer
   of ladies' apparel (Manufacturing) ..........           4,281         132,546
HORNBACH BAUMARKT
   Large home improvement and
   garden center retailer (Retailing) ..........         118,090       3,485,396
HUCKE
   Manufacturer of textiles and
   clothing (Manufacturing) ....................         256,805       5,944,732
MOEBEL WALTHER
   Retailer of furniture and related
   products (Retailing) ........................         109,770       4,446,830
PLETTAC
   Manufacturer of scaffolding,
   lightweight construction
   sheds, and related products
   (Construction and Property) .................          33,913       6,172,423
PLETTAC (RIGHTS)*
   Manufacturer of scaffolding,
   lightweight construction
   sheds, and related products
   (Construction and Property) .................          33,863          29,396
TARKETT
   Manufacturer and distributor
   of hardwood flooring
   (Consumer Goods and Services) ...............         455,420      11,227,693
                                                                     -----------
                                                                      31,439,016
                                                                     -----------
HONG KONG  0.72%
BEIJING DATANG POWER GENERATION*
   Generator and distributor of
   electric power (Electric Utilities) .........       1,347,000         679,599
ESPRIT HOLDINGS
   Retail and wholesale distributor
   of high-quality fashion products
   (Retailing) .................................       1,511,000         537,548

-------------------
See footnotes on page 48.

-----
38

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
HONG KONG (CONTINUED)
JARDINE INTERNATIONAL MOTOR HOLDINGS
   Seller and servicer of cars with
   operations in many countries
   (Retailing) .................................       1,903,000     $ 1,378,629
JOHNSON ELECTRIC HOLDINGS
   Designer, manufacturer, and
   marketer of micromotors
   (Electronics) ...............................         272,000         742,458
KWOON CHUNG BUS HOLDINGS
   Provider of bus services
   (Transportation) ............................       1,472,000         442,743
LI & FUNG
   Export trader and wholesale
   distributor of consumer products
   (Consumer Goods and Services) ...............       1,571,000       1,575,065
SOUTH CHINA MORNING POST
   English language newspaper
   (Media) .....................................       2,569,000       2,226,688
                                                                     -----------
                                                                       7,582,730
                                                                     -----------
INDIA  0.21%
GUJURAT AMBUJA CEMENT (GDRS)
   Cement producer
   (Building Materials) ........................         260,000       2,190,500
                                                                     -----------
INDONESIA  0.03%
KAWASAN INDUSTRI JABABEKA
   Developer of industrial estates
   and facilities (Construction
   and Property) ...............................         830,000         365,499
                                                                       ---------
ISRAEL  0.22%
ZAG INDUSTRIES*
   Designer, developer, and
   manufacturer of plastic consumer
   products (Manufacturing) ....................         220,000       2,268,750
                                                                       ---------
ITALY  0.91%
LA DORIA++
   Producer of food, specializing
   in fruits, fruit juices, and canned
   tomatoes (Consumer Goods
   and Services) ...............................       2,252,166       6,478,379
INDUSTRIE NATUZZI (ADRS)+
   Manufacturer of leather
   furniture (Manufacturing) ...................         127,380       2,850,128
INSTRUMENTATION LABORATORIES (ADRS)*
   Developer, manufacturer and
   distributor of in vitro diagnostic
   instruments (Medical Products
   and Technology) .............................          95,500         250,687
                                                                     -----------
                                                                       9,579,194
                                                                     -----------
JAPAN  8.19%
AIYA
   Operator of restaurant chain
   (Restaurants) ...............................         121,000       1,146,919
AOYAMA TRADING
   Retailer of clothing (Retailing) ............          84,000       2,255,924
ASAHI DIAMOND INDUSTRIES
   Manufacturer of diamond-tipped
   tools (Manufacturing) .......................         166,670         970,059
ASATSU
   Advertising agency (Advertising) ............          90,100       1,872,869
DANTO
   Manufacturer of wall and floor
   tiles (Building Materials) ..................         132,000         987,778
ENPLAS
   Manufacturer of electronic
   components and engineering
   plastics (Electronics) ......................          39,000         518,833
FORVAL
   Seller of telephones
   (Telecommunications) ........................          77,000       1,235,636
FUJI FIRE AND MARINE INSURANCE
   Non-life insurance firm
   (Financial Services) ........................         832,000       2,656,423
FUJICCO
   Food manufacturer (Consumer
   Goods and Services) .........................         131,300       1,179,047
FUJITSU BUSINESS SYSTEMS
   Distributor of computer
   equipment (Business Services) ...............         105,000       2,147,668
GLORY KOGYO
   Manufacturer and major exporter
   of currency-handling machines
   (Manufacturing) .............................         153,000       2,506,111
HIS
   Travel agency specializing in
   overseas and package tours
   (Leisure and Hotels) ........................          40,700       1,323,165
HIGASHI NIHON HOUSE
   Home builder (Construction
   and Property) ...............................         252,000       1,885,757
HITACHI INFORMATION SYSTEMS
   Leading data processing firm
   (Computer Software) .........................         134,000       1,325,850
HITACHI MEDICAL
   Manufacturer of medical
   equipment (Medical Products
   and Technology) .............................         171,000       1,734,597

-------------------
See footnotes on page 48.
                                                                           -----
                                                                              39

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
JAPAN (CONTINUED)
HOGY MEDICAL
   Producer of disposable surgical
   gowns and medical supplies
   (Medical Products and
   Technology) .................................          20,000     $   655,192
HOKKAI CAN
   Manufacturer of cans for the
   food industry (Manufacturing) ...............         366,000       1,110,751
HOKUSHIN
   Producer of fiber board
   (Manufacturing) .............................         264,000         932,901
HORIBA INSTRUMENTS
   Manufacturer of instruments
   and analyzers (Electronics) .................         178,000       2,012,805
ICHIYOSHI SECURITIES
   Kansai-based securities
   business (Financial Services) ...............         740,000       1,433,608
IINO KAIUN*
   Shipping company
   (Transportation) ............................         825,000       1,852,083
JAPAN INFORMATION PROCESSING SERVICE
   Computer software developer
   (Computer Software) .........................          74,450         804,731
JOSHIN DENKI
   Budget electrical appliance
   retailer (Retailing) ........................         196,000         855,575
KENTUCKY FRIED CHICKEN
   Fast food restaurants
   (Restaurants) ...............................         102,000       1,094,038
KISSEI PHARMACEUTICAL
   Manufacturer, seller, importer,
   and exporter of medical products
   (Drugs and Health Care) .....................          62,000       1,010,393
KOMATSU SEIREN
   Printer of long-staple fabrics
   (Manufacturing) .............................         194,000       1,572,711
KOMORI
   Manufacturer of offset printing
   machines (Capital Goods) ....................         133,000       2,432,859
MASPRO DENKOH
   Manufacturer of reception-related
   telecommunications equipment
   (Telecommunications) ........................         123,100       1,248,707
MITSUBISHI CABLE INDUSTRIES
   Manufacturer of wire and cable
   products (Manufacturing) ....................         332,000         952,357
MITSUI HOME
   Home builder (Construction
   and Property) ...............................         320,000       2,064,688
NAKAYAMA STEEL WORKS
   Small blast furnace company,
   mainly for the housing industry
   (Metals) ....................................         709,000       1,685,990
NAMURA SHIPBUILDING
   Shipbuilder (Capital Goods) .................         229,000         704,498
NICHICON
   Manufacturer of electrical
   equipment (Manufacturing) ...................         162,000       2,006,984
NIPPON SEIKI
   Manufacturer of automobile
   components (Automotive Parts
   Manufacturing) ..............................         159,700       1,327,846
NISHIO RENT ALL
   Rentor of construction equipment
   (Construction and Property) .................         114,000       1,080,569
NISSHA PRINTING
   Integrated printing firm
   (Paper and Printing) ........................         126,000       1,058,119
NISSHIN FIRE & MARINE INSURANCE
   Non-life insurance company
   (Financial Services) ........................         404,000       1,135,379
NITTETSU MINING
   Open cast coal miner (Resources) ............         396,000       2,219,207
NOVA
   Provider of language instruction
   courses (Consumer Goods
   and Services) ...............................         132,000         867,049
OKINAWA ELECTRIC POWER
   Supplier of electricity to Okinawa
   Island (Electric Utilities) .................          69,800       1,096,882
RENGO
   Manufacturer of paper board
   (Paper and Printing) ........................         260,000       1,026,856
RYOYO ELECTRO
   Distributor of electronic goods
   (Electronics) ...............................         151,000       1,983,704
SAGAMI CHAIN
   Noodle restaurant chain
   (Restaurants) ...............................         133,000       1,481,833
SANKYO
   Manufacturer of pachinko game
   equipment (Manufacturing) ...................         102,000       2,179,596
SANYO SPECIAL STEEL
   Steel manufacturer (Metals) .................       1,179,000       2,009,603

-------------------
See footnotes on page 48.

-----
40

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
JAPAN (CONTINUED)
SHIMACHU
   Furniture retailer (Retailing) ..............          60,000     $ 1,277,127
SHOHKOH FUND
   Finance company
   (Financial Services) ........................           3,800       1,105,845
SODICK
   Manufacturer of electrodischargers
   (Manufacturing) .............................         348,000       1,678,224
SUNDRUG
   Operator of outlet drug stores
   (Retailing) .................................          95,800       1,632,909
TAKASAGO
   Specialty chemicals producer,
   including fragrances, flavorings,
   and aromatic chemicals
   (Chemicals) .................................         111,000         525,144
TOEI
   Producer of movies, particularly
   of animated movies (Media) ..................         228,000       1,080,569
TOKYO STYLE
   Manufacturer of women's
   ready-to-wear apparel
   (Manufacturing) .............................          96,000       1,013,719
TOWA PHARMACEUTICAL
   Large generic drug wholesaler
   (Drugs and Health Care) .....................         187,000       1,819,157
TOYO INK MANUFACTURING
   Ink manufacturer (Chemicals) ................         305,000         907,874
TSUBAKI NAKASHIMA
   Manufacturer of ball bearings
   (Manufacturing) .............................         359,900       2,468,758
TSUDAKOMA
   Manufacturer of air-jet looms
   (Manufacturing) .............................         625,000       2,078,656
TSUTSUMI JEWELRY
   Manufacturer and retailer of
   jewelry (Retailing) .........................         118,400       1,653,879
XEBIO
   Retailer of outdoor clothing
   (Retailing) .................................         131,800       2,125,983
YOKOHAMA REITO
   Cold storage, freezing, and loading
   services (Distribution) .....................         140,000       1,175,688
                                                                     -----------
                                                                      86,187,682
                                                                     -----------
MALAYSIA  0.08%
CHEMICAL COMPANY OF MALAYSIA
   Producer of industrial chemicals
   and pharmaceuticals (Chemicals) .............         231,000         276,416
CHEMICAL COMPANY OF MALAYSIA (WARRANTS)*
   Producer of industrial chemicals
   and pharmaceuticals (Chemicals) .............          53,250          15,217
KFC HOLDINGS
   Fast food restaurants
   (Restaurants) ...............................         271,000         540,467
                                                                     -----------
                                                                         832,100
                                                                     -----------
NETHERLANDS  3.18%
CMG
   Information technology
   consulting (Support Services) ...............         489,300      11,354,198
GETRONICS
   Computer systems integration
   consultant (Support Services) ...............         164,226       5,402,559
GUCCI GROUP
   Designer, producer, and
   distributor of luxury accessories
   and apparel (Consumer Goods
   and Services) ...............................          39,700       1,444,087
OTRA
   Holding company for various
   technical product wholesale
   companies (Electronics) .....................         479,803       7,633,509
SAMAS GROEP
   Manufacturer of office
   furniture (Manufacturing) ...................         168,812       7,667,366
                                                                     -----------
                                                                      33,501,719
                                                                     -----------
NORWAY  0.87%
EKORNES
   Manufacturer of home
   furnishings (Manufacturing) .................       1,007,000       9,167,046
                                                                     -----------
SINGAPORE  0.33%
BUKIT SEMBAWANG ESTATES
   Property developer
   (Construction and Property) .................          54,200         412,821
EXCEL MACHINE TOOLS*
   Manufacturer of computerized
   numerical-controlled machine
   tools (Manufacturing) .......................       2,039,000         899,464
INFORMATICS HOLDINGS
   Operator of computer training
   schools (Business Services) .................       1,893,000         780,990
VENTURE MANUFACTURING
   Contract manufacturer for the
   electronics industry (Electronics) ..........          98,000         335,893
WANT WANT HOLDINGS (CLASS A)*
   Manufacturer of rice crackers
   (Consumer Goods and Services) ...............         393,400         786,800

-------------------
See footnotes on page 48.
                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND
                                                          SHARES        VALUE
                                                          ------        -----
SINGAPORE (CONTINUED)
WANT WANT HOLDINGS*
   Manufacturer of rice crackers
   (Consumer Goods and Services) ...............         159,400     $   309,236
                                                                     -----------
                                                                       3,525,204
                                                                     -----------
SWEDEN  3.54%
ANGPANNEFORENINGEN (CLASS B)
   Engineering consultancy
   (Business Services) .........................         161,250       2,449,041
BT INDUSTRIES
   Manufacturer of forklifts
   (Capital Goods) .............................         268,694       5,727,557
BURE INVESTMENT AKTIEBOLAGET
   Investment company
   (Financial Services) ........................         287,527       3,505,025
FINNVEDEN (SERIES B)
   Industrial conglomerate
   (Manufacturing) .............................         392,510       8,628,317
IRO
   Manufacturer of textile
   machinery (Capital Goods) ...................         130,120       1,785,553
KALMAR INDUSTRIES
   Manufacturer of forklifts and
   special lift trucks (Capital Goods) .........         235,700       4,113,603
KALMAR INDUSTRIES (RIGHTS)*
   Manufacturer of forklifts and
   special lift trucks (Capital Goods) .........         235,700         207,250
MUNSKJO
   Producer of specialty paper
   (Paper and Printing) ........................         387,800       3,771,569
PLM
   Manufacturer of food packaging
   (Manufacturing) .............................         443,130       7,025,376
                                                                     -----------
                                                                      37,213,291
                                                                     -----------
SWITZERLAND  2.90%
FOTOLABO CLUB
   Film processor (Retailing) ..................          13,314       3,221,091
HERO
   Producer and exporter of
   food and beverages (Consumer
   Goods and Services) .........................           7,340       3,864,945
KARDEX
   Manufacturer and distributor
   of industrial storage and
   retrieval systems (Industrial
   Goods and Services) .........................           2,022         535,948
PRODEGA++
   Food retailer (Retailing) ...................          12,353       6,460,636
SELECTA GROUP*
   Owner and operator of food
   and beverage vending machines
   (Consumer Goods and Services) ...............          47,255       6,590,515
SIG SCHWEIZERISCHE INDUSTRIE-GESELLSCHAFT*
   Industrial conglomerate
   (Manufacturing) .............................           4,293       5,681,844
TAG HEUER (ADRS)*
   Designer and producer of
   sports watches (Retailing) ..................          36,870       4,197,673
                                                                     -----------
                                                                      30,552,652
                                                                     -----------
TAIWAN  0.20%
HOTUNG INVESTMENT HOLDINGS*
   Investor in unlisted technology-
   related companies
   (Financial Services) ........................       1,922,000         456,475
TAIWAN AMERICAN FUND*
   Closed-end fund investing
   in Taiwan (Miscellaneous) ...................         104,000       1,646,320
                                                                     -----------
                                                                       2,102,795
                                                                     -----------
THAILAND  0.10%
HANA MICROELECTRONICS
   Circuit board manufacturer
   (Electronics) ...............................         288,000         493,714
HANA MICROELECTRONICS (RFD LINE)
   Circuit board manufacturer
   (Electronics) ...............................         288,000         522,336
                                                                     -----------
                                                                       1,016,050
                                                                     -----------
UNITED KINGDOM  18.15%
ABACUS POLAR
   Distributor of electronic
   components (Electrical
   Distribution) ...............................       1,167,500       3,716,567
AEA TECHNOLOGY
   Provider of engineering and
   research and development services
   (Industrial Goods and Services) .............         380,000       2,966,887
ALLIED LEISURE
   Bowling alley operator
   (Leisure and Hotels) ........................       4,525,000       2,653,494
ASHTEAD GROUP
   Rentor of equipment for
   the construction industry
   (Construction and Property) .................       2,582,500      15,035,802
BRITISH POLYTHENE INDUSTRIES
   Manufacturer and converter
   of polythene (Manufacturing) ................         270,000       2,103,527

-------------------
See footnotes on page 48.
-----
42

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED KINGDOM (CONTINUED)
BTG
   Technology transfer company
   assisting in the commercialization
   of technological innovations
   (Technology) ................................         258,000     $ 2,943,732
CAPITAL RADIO
   Commercial radio station
   (Media) .....................................       1,050,200       8,269,921
CHIROSCIENCE GROUP
   Pharmaceutical company
   specializing in pharmaceuticals
   for cancer, pain, and
   inflammatory disorders
   (Drugs and Health Care) .....................         185,000         798,142
CLINTON CARDS
   Retailer of greeting cards
   (Retailing) .................................       2,650,000       4,883,937
COBHAM
   High-integrity engineering
   (Manufacturing) .............................         470,000       6,618,614
CRT GROUP
   Provider of training and
   recruitment services; publisher
   of multimedia products
   (Support Services) ..........................       1,474,400       7,954,313
DAVID BROWN GROUP
   Diversified engineering company;
   manufacturer of transmission
   equipment and pumps
   (Manufacturing) .............................       1,781,232       6,177,636
DAWSON GROUP
   Rentor of commercial vehicles
   (Transportation) ............................       1,389,600       4,819,385
DOMNICK HUNTER GROUP
   Manufacturer of filtration,
   purification, and separation
   products (Manufacturing) ....................         860,700       4,881,372
DRUCK HOLDINGS
   Worldwide engineering group
   (Industrial Goods and Services) .............         421,200       1,975,959
ELECTRONICS BOUTIQUE*
   Electronic games retailer
   (Retailing) .................................       7,250,000       5,041,010
F.I. GROUP
   Designer and builder of
   software applications
   (Computer Software) .........................         617,200       6,938,729
FAIREY GROUP
   Electrical and electronic
   engineering (Electronics) ...................         738,600       7,610,547
GAMES WORKSHOP GROUP
   Manufacturer and retailer
   of specialty games (Retailing) ..............         542,600       6,159,147
GWR GROUP
   Local commercial radio
   station operator (Media) ....................       1,733,700       5,184,939
HAMLEY'S
   Toy store (Retailing) .......................         359,700       2,064,108
IBC GROUP
   Business communications
   (Business Services) .........................       1,180,000       8,056,401
ISA INTERNATIONAL
   Distributor of computer
   consumables (Business Services) .............       1,902,589       4,000,555
NATIONAL EXPRESS GROUP
   Long distance coach services
   operating in the UK and
   Europe (Transportation) .....................         700,000       6,514,987
PARITY
   Provider of software engineering
   and consulting services
   (Computer Software) .........................       1,229,100      11,820,357
PEPTIDE THERAPEUTICS
   Biopharmaceuticals
   development company
   (Drugs and Health Care) .....................         135,000         696,652
PIZZA EXPRESS
   Operator of restaurant chain
   (Restaurants) ...............................         917,300      11,434,464
POLYPIPE
   Manufacturer of plastic piping
   and molded plastic products
   (Building Materials) ........................       2,439,600       8,869,718
SAVE GROUP
   Gas station chain (Retailing) ...............         455,633         847,363
SHIRE PHARMACEUTICALS*
   Biotechnology company
   specializing in metabolic bone
   and Alzheimer's diseases
   (Drugs and Health Care) .....................         247,500       1,078,152
STOVES
   Manufacturer of ovens
   (Manufacturing) .............................         477,500       2,100,072
TILBURY DOUGLAS
   Building contractor
   (Construction and Property) .................         736,300       7,833,575

-------------------
See footnotes on page 48.

                                                                           -----
                                                                              43

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED KINGDOM (CONTINUED)
TRIFAST
   Manufacturer and distributor
   of fasteners for the
   electronics industry
   (Electrical Distribution) ...................         417,000     $ 3,678,459
TRINITY INTERNATIONAL HOLDINGS
   Publisher of regional
   newspapers in the UK, US,
   and Canada (Media) ..........................       1,257,600       9,955,792
UNIONAMERICA HOLDINGS (ADRS)
   Provider of property and
   casualty reinsurance
   (Financial Services) ........................         150,000       2,981,250
VANGUARD MEDICA GROUP
   Emerging biopharmaceutical
   company planning to develop
   and commercialize new drugs
   (Drugs and Health Care) .....................         145,000       1,102,949
WELLINGTON HOLDINGS
   Producer of sealing systems
   and rubber compounds
   (Manufacturing) .............................         440,000       1,245,865
                                                                     -----------
                                                                     191,014,379
                                                                     -----------
UNITED STATES  42.71%
ACCUSTAFF*
   Provider of temporary
   personnel services
   (Business Services) .........................         465,200      13,287,275
ACUSON*
   Designer, producer, and
   retailer of medical diagnostic
   ultrasound imaging systems
   (Medical Products and
   Technology) .................................         125,000       2,343,750
ACXIOM*
   Provider of data processing
   services (Computer Software) ................         200,000       3,287,500
ADVO*
   Direct mail advertising services
   (Business Services) .........................         195,600       4,388,775
AERIAL COMMUNICATIONS*
   Provider of cellular telephone
   services (Telecommunications) ...............         300,000       2,568,750
AFFILIATED COMPUTER SERVICES*
   Provider of information
   technology services and
   electronic funds transfer
   processing (Business Services) ..............         113,800       2,859,225
ALLIED WASTE INDUSTRIES
   Provider of integrated waste
   disposal services (Industrial
   Goods and Services) .........................         400,000       8,125,000
ALTERNATIVE RESOURCES*
   Provider of technical
   human resource services
   (Business Services) .........................          50,000       1,218,750
AMERICAN CAPITAL STRATEGIES*
   Provider of commercial financing
   (Financial Services) ........................         113,200       2,016,375
AMERICAN HOMEPATIENT*
   Provider of home health
   care services (Drugs and
   Health Care) ................................         220,000       5,637,500
AMERICAN HOMESTAR*
   Retailer and producer of
   manufactured homes
   (Manufacturing) .............................         300,000       6,825,000
AMERICAN MANAGEMENT SYSTEMS*
   Provider of information
   technology consulting services
   (Business Services) .........................          50,000       1,075,000
AMERISOURCE HEALTH (CLASS A)*
   Wholesale distributor of
   pharmaceuticals (Drugs and
   Health Care) ................................         151,600       9,001,250
ANALYSTS INTERNATIONAL
   Provider of diversified
   computer software services
   (Business Services) .........................          50,000       2,250,000
ANCHOR GAMING*
   Installer and operator
   of gaming machines
   (Leisure and Hotels) ........................           3,700         290,450
ANTEC*
   Developer and supplier of fiber
   optic transmission, construction,
   and maintenance equipment
   for the cable television industry
   (Telecommunications) ........................         149,100       2,357,644
ARCH COMMUNICATIONS GROUP*
   Provider of nationwide paging
   services (Telecommunications) ...............         273,600       2,120,400
ASYST TECHNOLOGIES*
   Miniature clean-room
   environment devices for
   the manufacture of silicon
   wafers (Technology) .........................         250,000       7,273,438

-------------------
See footnotes on page 48.

-----
44

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED STATES (CONTINUED)
AVANT!*
   Developer and marketer
   of software products that
   assist design engineers
   (Computer Software) .........................          87,100     $ 2,275,488
BA MERCHANT SERVICES (CLASS A)*
   Provider of payment processing
   services (Business Services) ................         250,400       3,740,350
BACOU USA*
   Designer and manufacturer of
   personal protective gear
   (Industrial Goods and Services) .............         205,000       3,549,063
BDM INTERNATIONAL*
   Information technology company,
   providing systems and services
   to public sector and commercial
   customers (Business Services) ...............         175,000       3,860,938
BERG ELECTRONICS*
   Manufacturer of electronic
   connectors (Electronics) ....................         175,200       4,095,300
BISYS GROUP*
   Provider of data processing services
   for banks (Business Services) ...............         150,400       4,671,800
BLACK BOX*
   Provider of communications
   and networking solutions
   (Electrical Distribution) ...................         100,000       4,075,000
BUDGET GROUP*
   Owner and operator of
   Budget Rent-a-Car franchises
   (Consumer Goods and Services) ...............         350,000      12,250,000
BURR-BROWN*
   Manufacturer of microelectric
   data devices for business
   end-users (Technology) ......................         110,000       3,306,875
CABOT OIL & GAS
   Explorer, developer, and producer
   of oil and gas (Technology) .................          36,400         873,600
CALENERGY*
   Developer of geothermal energy
   power (Electric Utilities) ..................         207,600       7,110,300
CALPINE*
   Developer of power generation
   facilities (Electric Utilities) .............         500,000       7,937,500
CANANDAIGUA BRANDS (CLASS A)*
   Wine, imported beer, and
   distilled spirits (Consumer
   Goods and Services) .........................         150,000       7,471,875
CARRIAGE SERVICES*
   Provider of funeral services
   and products (Consumer Goods
   and Services) ...............................         139,800       2,341,650
CELADON GROUP*
   Provider of transportation and
   international freight services
   (Transportation) ............................         300,000       4,331,250
CERIDIAN*
   Provider of data processing
   services (Business Services) ................         354,700      13,855,469
CHART INDUSTRIES
   Designer and producer of
   standard and custom-built
   industrial process equipment
   (Industrial Goods and Services) .............          46,000         989,000
CMP MEDIA (CLASS A)*
   Magazine and newspaper
   publisher (Media) ...........................          54,700       1,008,531
COGNEX*
   Manufacturer of machine vision
   systems (Electronics) .......................         266,700       7,092,553
COINMACH LAUNDRY*
   Provider of coin-operated
   laundry equipment and services
   (Consumer Goods and Services) ...............          13,100         275,100
COLLABORATIVE CLINICAL RESEARCH*
   Manager of a clinical research
   network (Drugs and Health Care) .............         150,000         900,000
COMPDENT*
   Provider of managed care
   dental services (Medical
   Products and Technology) ....................         300,000       6,215,625
CONTINENTAL NATURAL GAS*
   Independent owner and
   operator of natural gas pipelines
   (Resources) .................................         210,000       2,401,875
CORPORATE EXPRESS*
   Office products supplier
   (Retailing) .................................         518,900       7,621,344
COX RADIO (CLASS A)*
   Operator of radio stations
   (Media) .....................................         285,000       9,707,813
CREDENCE SYSTEMS*
   Manufacturer of automated
   semiconductor test equipment
   (Technology) ................................         158,800       4,674,675
DOMINICK'S SUPERMARKETS*
   Supermarket operator (Retailing) ............         150,000       5,475,000

-------------------
See footnotes on page 48.

                                                                           -----
                                                                              45

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED STATES (CONTINUED)
EAGLE GEOPHYSICAL*
   Company specializing in
   seismic data collection
   (Energy Services) ...........................         100,000     $ 1,762,500
EQUITY INTERNATIONAL*
   Funeral services provider
   (Consumer Goods and Services) ...............         158,500       3,229,437
FACTSET RESEARCH SYSTEMS*++
   Provider of on-line database
   services to the financial
   community (Business Services) ...............         500,000      13,343,750
FLANDERS*
   Designer, manufacturer, and
   marketer of a range of air
   filtration products (Consumer
   Goods and Services) .........................         194,500       1,543,844
FRONTIER INSURANCE GROUP
   Provider of specialty insurance
   products (Financial Services) ...............         115,800       3,901,012
GENERAL SEMICONDUCTOR*
   Designer and manufacturer
   of power semiconductors
   (Technology) ................................         304,700       3,465,962
GLENAYRE TECHNOLOGIES*
   Manufacturer of paging
   infrastructure equipment
   (Telecommunications) ........................         211,700       2,738,869
GTECH HOLDINGS*
   Operator of state and local
   lottery systems (Leisure
   and Hotels) .................................         100,000       3,225,000
GULF SOUTH MEDICAL SUPPLY*
   Distributor of medical
   supplies (Medical Products
   and Technology) .............................         137,300       4,496,575
HA-LO INDUSTRIES*
   Distributor of specialty
   advertising products (Advertising) ..........         115,000       3,220,000
IMNET SYSTEMS*
   Developer, marketer, and
   installer of electronic
   information and document
   management systems
   (Computer Software) .........................          75,800       1,383,350
IMPERIAL CREDIT*
   Mortgage banking operations
   (Financial Services) ........................         101,300       2,538,831
INSIGNIA FINANCIAL*
   Real estate management
   services (Financial Services) ...............         215,700       4,664,512
INSO*
   Marketer and developer of
   textual information software
   (Computer Software) .........................          81,600         974,100
INTEGRATED DEVICE TECHNOLOGY*
   Designer, manufacturer, and
   marketer of integrated circuits
   and modules (Technology) ....................          75,700         872,916
INTEGRATED HEALTH SERVICES
   Operator of geriatric medical
   facilities (Drugs and Health Care) ..........          70,000       2,222,500
INTERSTATE HOTELS*
   Hotel management company
   (Leisure and Hotels) ........................          81,300       2,499,975
IVEX PACKAGING*
   Manufacturer of specialty
   packages (Consumer Goods
   and Services) ...............................         151,700       3,204,663
JACOR COMMUNICATIONS*
   Radio broadcasting (Media) ..................         147,400       6,153,950
JOURNAL REGISTER*
   Newspaper publisher (Media) .................         200,000       3,487,500
JP FOODSERVICE*
   Distributor to food service
   industry (Business Services) ................         127,200       4,062,450
KEMET*
   Manufacturer and supplier
   of ceramic capacitors
   (Technology) ................................         311,700       6,818,438
KENDLE INTERNATIONAL*
   Provider of a variety of
   clinical research services
   (Drugs and Health Care) .....................         100,000       1,506,250
LATTICE SEMICONDUCTOR*
   Designer and developer of
   programmable logic devices
   (Technology) ................................         104,800       5,230,175
MAPICS
   Supplier of applications software, including
   solutions for business planning,
   production, logistics, and asset management needs
   (Computer Software) .........................         722,500       8,173,281

-------------------
See footnotes on page 48.

-----
46

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED STATES (CONTINUED)
MARCAM SOLUTIONS*
   Supplier of business planning
   applications and services
   (Computer Software) .........................         185,000     $ 1,884,687
MEDALLION FINANCIAL
   Provider of loan financing
   for the purchase of taxicab
   medallions and related assets
   (Financial Services) ........................         300,000       6,281,250
METALS USA*
   Metals processor (Metals) ...................          60,000         885,000
NCS HEALTHCARE (CLASS A)*
   Health care facility and
   pharmacy services (Drugs and
   Health Care) ................................         320,000       7,460,000
OCULAR SCIENCES*
   Manufacturer and marketer
   of soft contact lenses (Medical
   Products and Technology) ....................         150,000       3,281,250
OCWEN FINANCIAL*
   Specializes in savings and loans
   (Financial Services) ........................          57,400       3,153,412
OM GROUP
   Producer of specialty chemicals
   (Chemicals) .................................         200,000       7,550,000
OMNICARE
   Provider of pharmacy services
   to long-term care institutions
   (Drugs and Health Care) .....................         116,700       3,245,719
PERSONNEL GROUP OF AMERICA*
   Personnel staffing services
   (Business Services) .........................         111,000       3,850,312
PETERSEN COMPANIES*
   Special-interest magazine
   publisher (Media) ...........................         140,000       2,765,000
PHYCOR*
   Operator of multi-specialty
   medical clinics (Drugs and
   Health Care) ................................          82,300       1,895,472
PHYSICIAN SALES & SERVICES*
   Distributor of medical
   supplies, equipment, and
   pharmaceuticals
   (Drugs and Health Care) .....................          71,300       1,729,025
PIERCE LEAHY*
   Archive records management
   services (Business Services) ................         105,500       2,954,000
PMC-SIERRA*
   Provider of high-speed
   networking circuits (Technology) ............         190,300       5,007,269
PMT SERVICES*
   Marketer of electronic credit
   card authorization and payment
   services (Business Services) ................         227,700       3,636,084
POLYMER GROUP*
   Manufacturer and marketer
   of polyolefin products
   (Manufacturing) .............................         100,000         968,750
PRIDE INTERNATIONAL*
   Provider of oil and gas well
   services (Industrial Goods
   and Services) ...............................          68,300       2,253,900
PRISON REALTY TRUST
   Real estate investment trust
   investing in prisons
   (Construction and Property) .................         129,000       4,450,500
PSW TECHNOLOGIES*
   Provider of high-value
   solutions to technology vendors
   and business end-users
   (Business Services) .........................         160,000       2,470,000
QUORUM HEALTH GROUP*
   Owner and operator of
   acute-care hospitals
   (Drugs and Health Care) .....................          64,100       1,552,422
RDO EQUIPMENT (CLASS A)*
   Owner and operator of
   John Deere stores (Retailing) ...............         250,000       5,421,875
ROSLYN BANCORP
   Savings bank (Financial Services) ...........          97,700       2,094,444
SANTA FE ENERGY RESOURCES*
   Explorer, producer, and
   developer of oil and gas
   (Resources) .................................         252,200       3,294,362
SIMON TRANSPORTATION SERVICES*++
   Provider of temperature-
   controlled transportation
   services (Transportation) ...................         270,000       6,108,750
SITEL*
   Telemarketer
   (Business Services) .........................         200,000       1,775,000
SOLA INTERNATIONAL*
   Designer and manufacturer
   of optical supplies (Consumer
   Goods and Services) .........................          73,000       2,491,125

-------------------
See footnotes on page 48.

                                                                           -----
                                                                              47

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED STATES (CONTINUED)
SOURCE SERVICES*
   Specialty staffing services
   (Business Services) .........................         200,000     $ 5,737,500
STANFORD TELECOMMUNICATIONS*
   Designer, manufacturer,
   and marketer of digital
   telecommunications
   products and systems
   (Telecommunications) ........................          42,700       1,032,806
STEINWAY MUSICAL INSTRUMENTS*
   Manufacturer of musical
   equipment (Consumer
   Goods and Services) .........................         198,000       4,702,500
SYNOPSYS*
   Supplier of integrated
   circuit design software
   (Computer Software) .........................         124,100       4,824,387
TOTAL RENAL CARE HOLDINGS*
   Provider of dialysis services
   (Drugs and Health Care) .....................         270,999       8,350,157
UNITED VIDEO SATELLITE GROUP
(CLASS A)*
   Satellite-delivered
   program services (Media) ....................          12,200         327,875
UNIVERSAL OUTDOOR HOLDINGS*
   Outdoor advertising, such as
   billboards (Advertising) ....................         196,400       8,273,350
VALLEY NATIONAL GASES*
   Packager and distributor of
   gases (Chemicals) ...........................         350,000       3,762,500
VISHAY INTERTECHNOLOGY*
   Developer and manufacturer
   of electronic resistive
   systems (Electronics) .......................         178,300       4,268,056
WATERS*
   Manufacturer of liquid
   chromatography instruments
   (Medical Products
   and Technology) .............................         107,900       4,747,600
WATSON PHARMACEUTICALS*
   Manufacturer of off-patent
   medications (Medical Products
   and Technology) .............................         129,200       4,102,100
WISCONSIN CENTRAL TRANSPORTATION*
   Operator of regional railroad
   systems (Transportation) ....................         135,600       4,195,125
YOUTH SERVICES*
   Operator of residential and
   community-based programs
   for at-risk youths
   (Support Services) ..........................         215,700       3,060,244
                                                                  --------------
                                                                     449,597,704
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $968,154,390) ............................                   1,028,429,762

PREFERRED STOCKS  0.66%
(Cost $7,870,811)

GERMANY  0.66%
GERRY WEBER INTERNATIONAL*
   Designer and manufacturer
   of ladies' apparel
   (Manufacturing) .............................         274,911       6,920,703
                                                                     -----------
TOTAL INVESTMENTS  98.36%
(Cost $976,025,200) ............................                   1,035,350,465
OTHER ASSETS
LESS LIABILITIES  1.64% ........................                      17,271,229
                                                                  --------------

NET ASSETS  100.00% ............................                  $1,052,621,694
                                                                  ==============

------------------
 * Non-income producing security.
 + Rule 144A security.
++ Affiliated  issuers  (a  Series'  holdings  representing  5% or  more  of the outstanding voting securities).
Descriptions of companies have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.


-----
48

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND

                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCKS  96.88%

AUSTRALIA  0.59%
COCHLEAR
   Developer and marketer
   of hearing aids (Medical
   Products and Technology) ....................       1,650,000     $ 5,093,979
                                                                     -----------
BERMUDA  1.26%
GEMSTAR INTERNATIONAL*
   Developer and marketer of
   television and video
   recording products (Media) ..................         500,000      10,968,750
                                                                     -----------
BRAZIL  0.44%
TELECOMUNICACOESBRASILEIRAS
"TELEBRAS" (ADRS)
   Provider of telecommunications
   services (Telecommunications) ...............          38,000       3,847,500
                                                                     -----------
FINLAND  0.77%
NOKIA
   Manufacturer and developer
   of telecommunications
   systems and equipment
   (Telecommunications) ........................          77,000       6,709,334
                                                                     -----------
FRANCE  1.73%
ALCATEL ALSTHOM
   Developer of equipment
   and systems for public
   telecommunications
   (Telecommunications) ........................          45,000       5,411,710
ALTRAN TECHNOLOGIES
   Computer services provider
    (Computer and Business Services) ...........           9,500       2,527,884
ATOS*
   Computer services provider
   and systems integrator
   (Computer and Business
   Services) ...................................          42,816       4,793,954
UNILOG
   Computer consultants
   (Computer and
   Business Services) ..........................          17,241       2,308,750
                                                                     -----------
                                                                      15,042,298
                                                                     -----------
GERMANY  0.65%
FRESENIUS
   Dialysis equipment and services
   (Medical Products and Technology) ..............       33,000       5,652,941
                                                                     -----------
HONG KONG  0.44%
ELEC & ELTEK INTERNATIONAL HOLDINGS
   Manufacturer of printed
   circuit boards (Electronics) ................      10,502,500       3,872,202
                                                                     -----------
HUNGARY  0.42%
RICHTER GEDEON (GDRS)
   Manufacturer of pharmaceuticals
   and cosmetics (Medical Products
   and Technology) .............................          39,000       3,627,000
                                                                     -----------
INDIA  0.15%
VIDESH SANCHAR NIGAM (GDRS)+
   Provider of international
   telecommunications services
   (Telecommunications) ........................         102,500       1,345,313
                                                                     -----------
ISRAEL  1.74%
ECI TELECOMMUNICATIONS
   Provider of digital
   telecommunications and
   data transmissions systems
   (Networking/Communications
   Infrastructure) .............................         550,000      15,159,375
                                                                     -----------
ITALY  0.96%
TELECOM ITALIA
   Provider of telecommunications
   services (Telecommunications) ...............       1,333,333       8,338,735
                                                                     -----------
JAPAN  8.19%
ADVANTEST
   Producer of measuring
   instruments and semiconductor
   testing devices (Electronics
   Capital Equipment) ..........................          74,000       6,122,059
AVAL DATA
   Manufacturer of computer
   peripherals (Computer
   Hardware/Peripherals) .......................         200,000       1,496,633
CANON
   Manufacturer of printers
   and photocopiers (Computer
   Hardware/Peripherals) .......................         316,000       7,672,071
CSK
   Information services
   company (Computer and
   Business Services) ..........................         255,000       8,014,467
GLORY KOGYO
   Manufacturer and major
   exporter of currency-handling
   machines (Miscellaneous) ....................         122,000       1,998,337
HIROSE ELECTRONICS
   Manufacturer of specialized
   connectors (Electronics) ....................          81,100       5,293,382
HITACHI
   Manufacturer of diversified
   electronics (Electronics) ...................         600,000       4,614,617

---------------
See footnotes on page 59.


-----
54

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND

                                                          SHARES           VALUE
                                                          ------           -----
JAPAN (CONTINUED)
MIMASU SEMICONDUCTOR
   Wafer inspection devices
   (Electronics Capital Equipment) .............         180,000     $ 3,367,423
MURATA MANUFACTURING
   Manufacturer of capacitors
   (Electronics) ...............................         167,000       6,776,087
NEC
   Manufacturer and marketer
   of computers and
   telecommunications devices
   (Networking/Communications
   Infrastructure) .............................         413,000       4,532,801
ROHM
   Producer of custom
   linear integrated circuits
   (Semiconductors) ............................          81,000       8,014,467
SECOM
   Security services pioneer
   (Computer and
   Business Services) ..........................         109,000       7,050,969
TDK
   Magnetic tapes and heads
   for disk drives (Computer
   Hardware/Peripherals) .......................          75,000       6,223,497
                                                                     -----------
                                                                      71,176,810
                                                                     -----------
LUXEMBOURG  1.45%
MILLICOM INTERNATIONAL CELLULAR*
   Cellular services operator
   (Telecommunications) ........................         300,000      12,581,250
                                                                     -----------
NETHERLANDS  3.17%
ASM LITHOGRAPHY HOLDING*
   Manufacturer of semiconductor
   production equipment
   (Electronics Capital Equipment) .............         110,000       8,085,000
ASM LITHOGRAPHY HOLDING*
   Manufacturer of semiconductor
   production equipment
   (Electronics Capital Equipment) .............          16,000       1,157,814
CMG
   Information technology
   consulting (Computer and
   Business Services) ..........................         376,540       8,737,604
PHILIPS ELECTRONICS
   Manufacturer of consumer
   and industrial electronics
   (Electronics) ...............................         123,300       9,618,476
                                                                     -----------
                                                                      27,598,894
                                                                     -----------
SINGAPORE  0.88%
VENTURE MANUFACTURING
   Contract manufacturer
   for the electronics industry
   (Electronics) ...............................       2,224,000       7,622,723
                                                                     -----------
SOUTH KOREA  0.61%
CHUNG HO COMPUTER
   Manufacturer of ATMs and
   cash dispensers (Computer
   Hardware/Peripherals) .......................          35,200         572,684
SAMSUNG ELECTRONICS (GDRS)
(1/2 NON-VOTING)*+
   Manufacturer of consumer
   electronics and semiconductors
   (Semiconductors) ............................         253,130       2,578,129
SK TELECOMMUNICATIONS (ADRS)
   Provider of mobile
   telecommunications and
   paging services
   (Telecommunications) ........................         386,250       2,124,375
                                                                     -----------
                                                                       5,275,188
                                                                     -----------
SPAIN  0.30%
TELEFONICA DE ESPANA
   Provider of telecommunications
   services (Telecommunications) ...............          96,000       2,610,232
                                                                     -----------
SWEDEN  1.23%
L.M. ERICSSON TELEFON (SERIES B)
   Manufacturer of
   telecommunications
   equipment (Networking/
   Communications Infrastructure) ..............         137,000       6,023,181
PHARMACIA & UPJOHN
   Global pharmaceutical and
   biotechnology company
   (Medical Products and
   Technology) .................................         147,800       4,696,283
                                                                     -----------
                                                                      10,719,464
                                                                     -----------
TAIWAN  4.22%
ACCTON TECHNOLOGY (GDRS)
   Distributor of electronic
   components (Distribution) ...................         465,750       1,723,275

---------------
See footnotes on page 59.

                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND

                                                          SHARES        VALUE
                                                          ------        -----
TAIWAN (CONTINUED)
SILICONWARE PRECISION INDUSTRIES (GDRS)*
   Integrated circuit packaging
   (Electronics Capital Equipment) .............         308,000     $ 2,964,500
SYNNEX TECHNOLOGY INTERNATIONAL (GDRS)*
   Manufacturer of PCs and
   peripherals (Distribution) ..................         178,000       3,106,100
TAIWAN SEMICONDUCTOR
MANUFACTURING (ADRS)*
   Manufacturer of integrated
   circuits (Semiconductors) ...................       1,007,500      19,941,875
UNITED MICRO ELECTRONICS*
   Manufacturer of integrated
   circuits (Semiconductors) ...................       2,492,026       4,670,033
UNITED TELECOMMUNICATIONS+
   Provider of telecommunications
   services (Telecommunications) ...............           7,600       1,998,800
YAGEO (GDRS)*
   Manufacturer of passive
   components (Electronics) ....................         208,020       2,185,292
YAGEO (GDRS)*+
   Manufacturer of passive
   components (Electronics) ....................           5,980          62,821
                                                                     -----------
                                                                      36,652,696
                                                                     -----------
UNITED KINGDOM  11.16%
ABACUS POLAR
   Distributor of electronic
   components (Distribution) ...................       1,240,000       3,947,360
ACORN COMPUTER*
   Supplier to the educational
   computer market (Computer
   Hardware/Peripherals) .......................         695,000       1,630,213
ADMIRAL
   Computer software and
   services (Computer and
   Business Services) ..........................         950,000       9,311,313
ANITE GROUP*
   Supplier of data communications
   and software products
   (Networking/Communications
   Infrastructure) .............................       1,950,000       1,404,865
ASTEC
   Designer and manufacturer
   of power conversion products
   and electronic components
   (Computer Hardware/
   Peripherals) ................................       3,650,000       7,766,548
AZLAN
   Networking equipment
   distributor (Distribution) ..................         857,900         934,290

AZLAN (RIGHTS)*
   Networking equipment
   distributor (Distribution) ..................       1,715,800         689,937

BTG
   Technology transfer
   company assisting in the
   commercialization of
   technological inventions
   (Computer and
   Business Services) ..........................         585,000       6,674,741

CODA GROUP
   Developer of financial
   accounting software
   (Computer Software) .........................         370,000       1,087,953

COLT TELECOMMUNICATIONS*
   Telecommunications
   services provider
   (Telecommunications) ........................         598,800       5,131,672

CRT GROUP
   Provider of training and
   recruitment services;
   publisher of multimedia
   products (Computer and
   Business Services) ..........................         900,000       4,855,454

EIDOS*
   Developer of entertainment
   software (Computer Software) ................         242,000       2,838,212

FILTRONIC COMTEK
   Designer and manufacturer
   of sophisticated devices for
   mobile telecommunications
   systems (Networking/
   Communications Infrastructure) ..............         175,000       1,385,388

FREEPAGES GROUP
   Provider of classified
   information by telephone
   and the Internet
   (Telecommunications) ........................       4,000,000       2,412,648

GENERAL ELECTRIC
   Supplier of diversified
   electronics (Electronics) ...................       1,250,000       7,947,916

---------------
See footnotes on page 59.

-----
56

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED KINGDOM (CONTINUED)
ILION GROUP++
   Networking equipment
   distributor (Distribution) ..................       1,616,914     $ 7,368,639
LINX PRINTING TECHNOLOGY++
   Manufacturer of specialized
   printers (Miscellaneous) ....................         570,000       1,456,385
LOGICA
   Supplier of computer
   services (Computer and
   Business Services) ..........................         611,542       8,657,938
MISYS
   Provider of computer services
   and software and hardware
   solutions (Computer Software) ...............         231,428       5,825,884
PREMIER FARNELL
   Distributor of electronic
   components (Distribution) ...................         350,000       2,720,931
PSION
   Manufacturer of hand-held
   computers (Computer
   Hardware/Peripherals) .......................         490,500       3,677,592
SHIRE PHARMACEUTICALS*
   Biotechnology company
   specializing in metabolic bone
   and Alzheimer's diseases
   (Medical Products and
   Technology) .................................         611,551       2,664,020
VODAFONE
   Cellular services operator
   (Telecommunications) ........................       1,200,000       6,589,545
                                                                     -----------
                                                                      96,979,444
                                                                     -----------
UNITED STATES  56.52%
3COM*
   Supplier of adapter cards,
   hubs, and routers for local
   area computer networks
   (Networking/Communications
   Infrastructure) .............................         200,000       8,293,750
3DO*
   Developer of video game
   software and game platforms
   (Computer Software) .........................         750,000       2,578,125
ACTIVISION*
   Developer of entertainment
   software (Computer Software) ................         300,000       4,350,000
ADAPTEC*
   Manufacturer of computer
   input-output systems
   (Electronics) ...............................         225,000      10,919,531
ADFLEX SOLUTIONS*
   Flexible circuit boards
   (Electronics) ...............................         175,100       3,917,863
AMERICAN POWER CONVERSION*
   Manufacturer of constant-power
   supply products (Computer
   Hardware/Peripherals) .......................         500,000      13,531,250
APPLIED MATERIALS*
   Manufacturer of semiconductor
   fabrication equipment
   (Electronics Capital Equipment) .............         230,000       7,669,063
ASPECT TELECOMMUNICATIONS*
   Developer and manufacturer of
   automated call distribution
   equipment (Networking/
   Communications Infrastructure) ..............         200,000       4,750,000
BMC SOFTWARE*
   Developer of mainframe
   and Unix utility software
   (Computer Software) .........................         200,000      12,050,000
CADENCE DESIGN SYSTEM*
   Electronic design automation
   software (Computer Software) ................         200,000      10,650,000
CIDCO*
   Manufacturer of telephone
   caller identification systems
   (Networking/Communications
   Infrastructure) .............................         200,000       3,737,500
CISCO SYSTEMS*
   Manufacturer of computer
   network routers and switches
   (Networking/Communications
   infrastructure) .............................         150,000      12,304,688
CMP MEDIA (CLASS A)*
   Publisher of technology
   industry trade magazines (Media) ............         700,000      12,906,250
COGNEX*
   Manufacturer of machine
   vision systems (Electronics) ................         350,000       9,307,813
CREATIVE TECHNOLOGY*
   Producer of PC audio
   products (Computer
   Hardware/Peripherals) .......................         800,000      20,350,000

---------------
See footnotes on page 59.

                                                                           -----

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED STATES (CONTINUED)
CREDENCE SYSTEMS*
   Manufacturer of automated
   semiconductor test equipment
   (Electronics Capital Equipment) .............         350,000     $10,303,125
ELECTRO SCIENTIFIC INDUSTRIES*
   Manufacturer of memory circuit
   repair systems (Electronics
   Capital Equipment) ..........................         200,000       9,650,000
ELECTRONICS FOR IMAGING*
   Peripherals for color
   copiers (Electronics) .......................         400,000      18,675,000
EMC*
   Manufacturer of enterprise
   storage devices (Computer
   Hardware/Peripherals) .......................         350,000      19,600,000
ETEC SYSTEMS*
   Photomask manufacturing
   systems (Electronics Capital
   Equipment) ..................................         200,000       8,962,500
FLEXTRONICS INTERNATIONAL*
   Contract manufacturer of
   electronic components
   (Electronics) ...............................         200,000       7,600,000
GARTNER GROUP (CLASS A)*
   Provider of information
   technology consulting and
   training services (Computer
   and Business Services) ......................         300,000       8,456,250
GASONICS INTERNATIONAL*
   Developer and supplier
   of photoresist removal
   equipment (Electronics) .....................         485,000       7,547,812
GENRAD*
   Manufacturer and seller of
   computer-controlled test and
   development equipment
   (Electronics) ...............................         100,000       2,950,000
HADCO*
   Manufacturer of complex
   printed circuit boards
   (Electronics) ...............................         100,000       5,537,500
IN FOCUS SYSTEMS*
   Manufacturer of portable
   projection systems (Computer
   Hardware/Peripherals) .......................         300,000       9,862,500
INTERNATIONAL RECTIFIER*
   Designer and manufacturer of
   power semiconductors
   (Semiconductors) ............................         300,000       4,106,250
UNITED STATES (CONTINUED)
KLA-TENCOR*
   Manufacturer of wafer
   and metrology equipment
   (Electronics Capital
   Equipment) ..................................         300,000      13,153,125
KULICKE & SOFFA INDUSTRIES*
   Manufacturer of semiconductor
   packaging equipment
   (Electronics) ...............................         700,000      17,937,500
LATTICE SEMICONDUCTOR*
   Designer and manufacturer of
   programmable logic devices
   (Semiconductors) ............................         200,000       9,981,250
LEXMARK INTERNATIONAL GROUP
(CLASS A)*
   Manufacturer of laser and
   inkjet printers and cartridges
   (Computer Hardware/
   Peripherals) ................................         475,000      14,517,187
MAXIM INTEGRATED PRODUCTS*
   Manufacturer of linear and
   mixed-signal integrated
   circuits (Semiconductors) ...................         250,000      16,554,687
MICROCHIP TECHNOLOGY*
   Supplier of field programmable
   microcontrollers
   (Semiconductors) ............................         364,600      14,470,063
NETWORK APPLIANCES*
   Designer, manufacturer,
   and marketer of network
   data storage devices
   (Networking/Communications
   Infrastructure) .............................          80,000       4,000,000
NETWORK GENERAL*
   Local area network
   management software
   (Computer Software) .........................         495,000       9,992,812
NOVELLUS SYSTEMS*
   Designer and manufacturer of
   chemical vapor deposition
   equipment (Electronics
   Capital Equipment) ..........................         400,000      17,775,000
PARAMETRIC TECHNOLOGY*
   Developer of mechanical
   design software
   (Computer Software) .........................         400,000      17,625,000
PMC-SIERRA*
   Provider of high-speed
   networking circuits
   (Semiconductors) ............................         300,000       7,893,750
---------------
See footnotes on page 59.

-----
58

================================================================================
PORTFOLIO OF INVESTMENTS                                        October 31, 1997
SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND

                                                          SHARES        VALUE
                                                          ------        -----
UNITED STATES (CONTINUED)
READ-RITE*
   Manufacturer of recording heads
   for disk drives (Computer
   Hardware/Peripherals) .......................         600,000     $11,943,750
STORAGE TECHNOLOGY*
   Designer and manufacturer of
   tape- and disk-based
   data storage equipment
   (Computer Hardware/Peripherals) .............         350,000      20,540,625
STRUCTURAL DYNAMICS RESEARCH*
   Developer of mechanical design
   software (Computer Software) ................         650,000      12,390,625
SYNOPSYS*
   Developer of integrated circuit
   design software (Computer
   Software) ...................................         300,000      11,662,500
TELEGROUP
   Alternative provider of
   international telecommunications
   services (Telecommunications) ...............         197,200       2,156,875
TERADYNE*
   Manufacturer of semiconductor
   test equipment (Electronics
   Capital Equipment) ..........................         400,000      14,975,000
VEECO INSTRUMENTS++
   Ion beam etching and surface
   measurement systems
   (Electronics Capital Equipment) .............         200,000       7,925,000
VESTCOM INTERNATIONAL
   Provider of computer output and
   document management
   services (Computer and
   Business Services) ..........................         300,000       5,418,750
VIEWLOGIC SYSTEMS*
   Developer of electronic
   design automation software
   (Computer Software) .........................         400,000       9,750,000
                                                                     -----------
                                                                     491,230,269
                                                                     -----------
TOTAL INVESTMENTS  96.88%
(Cost $742,710,990) ............................                     842,104,397

OTHER ASSETS
LESS LIABILITIES 3.12% .........................                      27,080,674
                                                                    ------------

NET ASSETS  100.00% ............................                    $869,185,071
                                                                    ============

----------

 * Non-income producing security.

 + Rule 144A security.

++ Affiliated  issuers  (a  Series'  holdings  representing  5% or  more  of the outstanding voting securities).
Descriptions of companies have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.


                                                                           -----

================================================================================
STATEMENTS OF ASSETS AND LIABILITIES                            October 31, 1997



                                                             EMERGING             GLOBAL              GLOBAL
                                                              MARKETS             GROWTH              SMALLER             GLOBAL
                                         INTERNATIONAL        GROWTH           OPPORTUNITIES         COMPANIES          TECHNOLOGY
                                             FUND               FUND               FUND                FUND                FUND
                                         -------------     ------------      ---------------      -------------       -------------
ASSETS:
Investments, at value (see
 portfolios of investments):
   Common stocks* ..................     $ 90,160,296      $  85,994,878      $ 185,548,282      $ 1,028,429,762      $ 842,104,397
   Preferred stocks ................             --                 --                 --              6,920,703               --
                                         ------------      -------------      -------------      ---------------      -------------
Total investments ..................       90,160,296         85,994,878        185,548,282        1,035,350,465        842,104,397
Cash ...............................        1,554,950         14,791,110          7,390,541           21,883,789         35,847,573
Receivable for
 securities sold ...................        1,341,635          4,481,690          4,886,287            3,815,689          2,102,550
Receivable for
 Capital Stock sold ................          720,842          1,308,258            533,256            4,933,899          4,243,109
Receivable for
 dividends and interest ............          325,097              4,852            324,080            2,742,496            456,477
Unrealized appreciation
 on forward
 currency contracts ................          143,198               --              198,152              737,580             10,386
Expenses prepaid
 to shareholder
 service agent .....................           50,154             89,923            106,013              594,399            550,335
Other ..............................            8,360              8,716             11,860               30,322             16,419
                                         ------------      -------------      -------------      ---------------      -------------
TOTAL ASSETS .......................       94,304,532        106,679,427        198,998,471        1,070,088,639        885,331,246
                                         ------------      -------------      -------------      ---------------      -------------
LIABILITIES:
Payable for
 securities purchased ..............          404,935          1,519,648          5,159,626           11,319,025         11,539,519
Payable for Capital
 Stock repurchased .................          206,179            685,121            697,143            3,861,731          2,965,367
Unrealized depreciation
 on forward
 currency contracts ................           12,292              5,095             77,181              162,883                604
Accrued expenses,
 taxes, and other ..................          247,093            330,720            393,278            2,123,306          1,640,685
                                         ------------      -------------      -------------      ---------------      -------------
TOTAL LIABILITIES ..................          870,499          2,540,584          6,327,228           17,466,945         16,146,175
                                         ------------      -------------      -------------      ---------------      -------------
NET ASSETS .........................     $ 93,434,033      $ 104,138,843      $ 192,671,243      $ 1,052,621,694      $ 869,185,071
                                         ============      =============      =============      ===============      =============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
   Class A .........................     $      2,572      $       6,002      $      11,847      $        27,801      $      38,526
   Class B .........................              367              3,966              2,131               16,468              3,600
   Class D .........................            2,368              4,302              7,093               24,624             15,805
Additional
 paid-in capital ...................       79,537,136        107,971,639        155,546,926          955,660,047        639,534,986
Accumulated net
 investment loss ...................          (11,851)            (1,128)            (2,528)              (9,902)            (6,536)
Undistributed/accumulated
 net realized gain
 (loss) on investments .............        4,297,539         (3,622,200)         7,209,733           36,840,429        130,196,451
Net unrealized
 appreciation of
 investments .......................       10,288,435          2,039,703         33,877,264           81,741,299        107,030,541
Net unrealized
 depreciation on
 translation of
 assets and liabilities
 denominated in foreign
 currencies and
 forward currency
 contracts .........................         (682,533)        (2,263,441)        (3,981,223)         (21,679,072)        (7,628,302)
                                         ------------      -------------      -------------      ---------------      -------------
NET ASSETS .........................     $ 93,434,033      $ 104,138,843      $ 192,671,243      $ 1,052,621,694      $ 869,185,071
                                         ============      =============      =============      ===============      =============
NET ASSETS:
   Class A .........................     $ 46,107,207      $  44,061,005      $ 109,059,872      $   434,397,158      $ 583,256,963
   Class B .........................     $  6,350,018      $  28,819,063      $  19,310,861      $   247,599,456      $  53,046,347
   Class D .........................     $ 40,976,808      $  31,258,775      $  64,300,510      $   370,625,080      $ 232,881,761
SHARES OF CAPITAL
 STOCK OUTSTANDING:
   Class A .........................        2,572,397          6,001,798         11,847,437           27,801,385         38,526,473
   Class B .........................          366,981          3,966,125          2,130,485           16,467,994          3,600,055
   Class D .........................        2,367,991          4,301,925          7,093,440           24,624,081         15,804,927
NET ASSET VALUE
 PER SHARE:
CLASS A ............................           $17.92              $7.34              $9.20               $15.62             $15.14
CLASS B ............................           $17.30              $7.27              $9.06               $15.04             $14.73
CLASS D ............................           $17.30              $7.27              $9.06               $15.05             $14.73


----------

* Includes affiliated issuers (a Series' holdings representing 5% or more of the outstanding voting securities) with cost of $33,161,555 and $18,766,668, and value of $41,889,165 and $16,750,024, respectively, for the Global Smaller Companies Fund and the Global Technology Fund.

See Notes to Financial Statements.

-----
60

================================================================================
STATEMENTS OF OPERATIONS



                                                             EMERGING          GLOBAL            GLOBAL
                                                              MARKETS          GROWTH            SMALLER            GLOBAL
                                         INTERNATIONAL        GROWTH        OPPORTUNITIES       COMPANIES         TECHNOLOGY
                                             FUND               FUND            FUND              FUND               FUND
                                         -------------     ------------   ---------------     -------------     -------------
INVESTMENT INCOME:
Dividends* .........................     $  1,434,361      $ 1,103,505      $  1,837,111      $ 14,523,587      $   2,806,192
Interest ...........................          104,229          417,283           262,461         1,605,052          2,035,983
                                         ------------      -----------      ------------      ------------      -------------
TOTAL INVESTMENT INCOME** ..........        1,538,590        1,520,788         2,099,572        16,128,639          4,842,175
                                         ------------      -----------      ------------      ------------      -------------
EXPENSES:
Management fees ....................          993,229        1,110,307         1,903,374         9,494,033          8,488,410
Distribution and service fees ......          601,623          590,104         1,045,286         6,396,967          4,126,955
Shareholder account services .......          223,102          270,481           473,913         2,610,379          2,355,588
Custody and related services .......          141,092          142,960           139,586           694,600            441,993
Registration .......................           71,477          142,330            89,436           372,146            228,705
Shareholder reports
 and communications ................           71,016           75,730            88,324           342,336            404,769
Auditing and legal fees ............           53,973           57,973            53,973            53,973             53,972
Directors' fees and expenses .......            8,653            8,194             9,537            17,174             15,253
Miscellaneous ......................            9,147            4,933             8,556            31,392             41,174
                                         ------------      -----------      ------------      ------------      -------------
TOTAL EXPENSES .....................        2,173,312        2,403,012         3,811,985        20,013,000         16,156,819
                                         ------------      -----------      ------------      ------------      -------------
NET INVESTMENT LOSS ................         (634,722)        (882,224)       (1,712,413)       (3,884,361)       (11,314,644)
                                         ------------      -----------      ------------      ------------      -------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss)
 on investments*** .................       12,612,987         (148,704)       14,475,563        48,603,936        160,468,225
Net realized loss from
 foreign currency
 transactions*** ...................       (6,357,450)      (2,880,868)       (5,288,647)       (7,015,314)        (2,395,338)
Net change in unrealized
 appreciation/depreciation
of investments .....................        1,745,746        2,540,710        16,851,124        49,634,066         83,247,639
Net change in unrealized
 depreciation on translation
 of assets and liabilities
 denominated in foreign
 currencies and forward
 currency contracts ................        1,928,031       (1,858,237)       (1,171,623)      (18,276,737)        (1,868,340)
                                         ------------      -----------      ------------      ------------      -------------
NET GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS .............        9,929,314       (2,347,099)       24,866,417        72,945,951        239,452,186
                                         ------------      -----------      ------------      ------------      -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS ....................     $  9,294,592      $(3,229,323)     $ 23,154,004      $ 69,061,590      $ 228,137,542
                                         ============      ===========      ============      ============      =============


----------
  *  Includes dividend income
     from affiliated
     issuers as follows: ...........             --               --                --          $  288,652        $   150,923
 **  Net of foreign taxes
     withheld as follows: ..........         $165,480          $82,248          $197,366         2,104,238            525,966
*** Includes net realized gain
    (including effect of foreign
    currency transactions) from
    affiliated issuers as follows: .             --               --                --             393,071         29,759,731

    See Notes to Financial Statements

                                                                           -----
                                                                              61

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                            INTERNATIONAL                   EMERGING MARKETS                   GLOBAL GROWTH
                                                FUND                           GROWTH FUND                  OPPORTUNITIES FUND
                                    ----------------------------       ----------------------------      ---------------------------
                                       YEAR ENDED OCTOBER 31,             YEAR           5/28/96*          YEAR             11/1/95*
                                    ____________________________          ENDED             TO             ENDED               TO
                                      1997                 1996         10/31/97         10/31/96        10/31/97           10/31/96
                                   ----------           ----------     -----------      -----------     -----------        ---------
OPERATIONS:
Net investment loss ...........   $    (634,722)   $     (58,354)   $    (882,224)   $   (165,128)   $  (1,712,413)   $    (985,123)
Net realized gain
 (loss) on investments ........      12,612,987        3,110,034         (148,704)       (904,503)      14,475,563         (572,959)
Net realized gain
 (loss) from foreign
currency transactions .........      (6,357,450)       2,141,677       (2,880,868)        (48,331)      (5,288,647)         280,999
Net change in unrealized
 appreciation/depreciation
 of investments ...............       1,745,746        6,001,037        2,540,710        (501,007)      16,851,124       17,026,140
Net change in
 unrealized
 appreciation/depreciation
 on translation of assets and
 liabilities denominated in
 foreign currencies and
 forward currency contracts ...       1,928,031       (4,614,858)      (1,858,237)       (405,204)      (1,171,623)      (2,809,600)
                                  -------------    -------------    -------------    ------------    -------------    -------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS ..............       9,294,592        6,579,536       (3,229,323)     (2,024,173)      23,154,004       12,939,457
                                  -------------    -------------    -------------    ------------    -------------    -------------

DISTRIBUTIONS
 TO SHAREHOLDERS:
Net realized gain on investments:
   Class A ....................      (2,600,409)      (2,689,619)            --              --               --               --
   Class B ....................        (155,283)            --               --              --               --               --
   Class D ....................      (2,512,690)      (1,872,543)            --              --               --               --
                                  -------------    -------------    -------------    ------------    -------------    -------------
DECREASE IN NET
 ASSETS FROM
 DISTRIBUTIONS ................      (5,268,382)      (4,562,162)            --              --               --               --
                                  -------------    -------------    -------------    ------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:** Net proceeds from sale of shares:
   Class A ....................       8,433,918       12,139,764       24,772,191      19,208,602       12,893,684      106,023,483
   Class B ....................       3,830,342        2,847,268       21,632,060      11,237,933        9,863,991        9,447,410
   Class D ....................       7,260,659       18,419,176       16,452,673      12,152,846       11,847,943       48,762,322
Exchanged from
 associated Funds:
   Class A ....................      42,509,534       18,336,472       32,454,783       3,554,578        4,188,658       13,737,482
   Class B ....................         546,088           52,151        3,193,456          20,098        1,014,306          147,370
   Class D ....................      17,279,201        6,116,903       18,323,632       2,931,518        5,672,140        8,540,034
Shares issued in payment of gain distributions:
   Class A ....................       1,907,643        1,773,043             --              --               --               --
   Class B ....................         145,807             --               --              --               --               --
   Class D ....................       2,266,472        1,649,485             --              --               --               --
                                  -------------    -------------    -------------    ------------    -------------    -------------
Total .........................      84,179,664       61,334,262      116,828,795      49,105,575       45,480,722      186,658,101
                                  -------------    -------------    -------------    ------------    -------------    -------------
Cost of
 shares repurchased:
   Class A ....................     (16,889,634)     (15,705,367)     (12,525,580)       (997,418)     (24,937,167)     (15,204,795)
   Class B ....................        (285,808)          (5,615)      (2,633,033)       (133,610)      (1,352,960)         (34,193)
   Class D ....................     (13,972,244)      (4,688,461)      (4,107,703)       (404,805)      (8,496,389)      (3,136,356)
Exchanged into
 associated Funds:
   Class A ....................     (43,254,302)     (15,800,882)     (19,719,002)       (993,426)      (5,055,701)      (7,098,155)
   Class B ....................        (811,812)          (1,437)      (2,336,033)        (96,640)        (980,251)        (169,376)
   Class D ....................     (21,316,046)      (5,428,114)     (12,208,736)       (386,045)      (5,447,579)      (3,648,119)
                                  -------------    -------------    -------------    ------------    -------------    -------------
Total .........................     (96,529,846)     (41,629,876)     (53,530,087)     (3,011,944)     (46,270,047)     (29,290,994)
                                  -------------    -------------    -------------    ------------    -------------    -------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   CAPITAL SHARE
   TRANSACTIONS ...............     (12,350,182)      19,704,386       63,298,708      46,093,631         (789,325)     157,367,107
                                  -------------    -------------    -------------    ------------    -------------    -------------
INCREASE (DECREASE)
 IN NET ASSETS ................      (8,323,972)      21,721,760       60,069,385      44,069,458       22,364,679      170,306,564

NET ASSETS:
Beginning of period ...........     101,758,005       80,036,245       44,069,458            --        170,306,564             --
                                  -------------    -------------    -------------    ------------    -------------    -------------
END OF PERIOD .................   $  93,434,033    $ 101,758,005    $ 104,138,843    $ 44,069,458    $ 192,671,243    $ 170,306,564
                                  =============    =============    =============    ============    =============    =============


----------
See footnotes on page 63.

-----
62

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       GLOBAL SMALLER                      GLOBAL TECHNOLOGY
                                                                       COMPANIES FUND                            FUND
                                                               -------------------------------       -----------------------------
                                                                   YEAR ENDED OCTOBER 31,                 YEAR ENDED OCTOBER 31,
                                                               -------------------------------       -----------------------------
                                                                    1997               1996               1997             1996
                                                               --------------      -----------       ------------      ------------
OPERATIONS:
Net investment loss .......................................   $    (3,884,361)   $  (1,521,537)      $ (11,314,644)   $  (6,732,322)
Net realized gain (loss) on investments ...................        48,603,936       36,490,841         160,468,225      (19,588,016)
Net realized gain (loss) from foreign
currency transactions .....................................        (7,015,314)       1,559,761          (2,395,338)       5,689,533
Net change in unrealized appreciation/depreciation
of investments ............................................        49,634,066       14,883,512          83,247,639      (26,884,293)
Net change in unrealized appreciation/depreciation
on translation of assets and liabilities denominated in
foreign currencies and forward currency contracts .........       (18,276,737)      (6,531,471)         (1,868,340)      (2,377,802)
                                                              ---------------    -------------       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........        69,061,590       44,881,106         228,137,542      (49,892,900)
                                                              ---------------    -------------       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class A ...........................              --               --                  --           (734,205)
Net realized gain on investments:
   Class A ................................................       (16,938,227)      (7,753,041)               --        (29,793,277)
   Class B ................................................        (5,226,787)            --                  --               --
   Class D ................................................       (14,328,867)      (6,615,915)               --        (10,861,462)
                                                              ---------------    -------------       -------------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS .................       (36,493,881)     (14,368,956)               --        (41,388,944)
                                                              ---------------    -------------       -------------    -------------

CAPITAL SHARE TRANSACTIONS:** Net proceeds from sale of shares:
   Class A ................................................       161,210,830      216,788,438          53,544,965      202,973,417
   Class B ................................................       160,923,469      105,243,040          30,651,040       19,512,733
   Class D ................................................       129,977,455      177,428,825          27,634,257       93,281,519
Shares issued in payment of dividends-- Class A ...........              --               --                  --            530,711
Exchanged from associated Funds:
   Class A ................................................        38,707,367       71,523,117         131,077,214       49,024,078
   Class B ................................................         8,353,794          576,794           7,378,122          119,863
   Class D ................................................        22,459,122       32,459,050          31,456,056       36,228,561
Shares issued in payment of gain distributions:
   Class A ................................................        15,752,220        7,033,698                --         27,593,949
   Class B ................................................         4,800,702             --                  --               --
   Class D ................................................        13,378,106        6,106,235                --         10,345,726
                                                              ---------------    -------------       -------------    -------------
Total .....................................................       555,563,065      617,159,197         281,741,654      439,610,557
                                                              ---------------    -------------       -------------    -------------
Cost of shares repurchased:
   Class A ................................................      (100,080,081)     (30,945,950)       (119,817,104)     (88,142,523)
   Class B ................................................       (19,743,793)        (900,770)         (4,478,196)        (232,986)
   Class D ................................................       (61,956,065)     (17,014,912)        (46,935,136)     (27,805,782)
Exchanged into associated Funds:
   Class A ................................................       (46,909,181)     (34,854,479)       (141,838,011)     (74,146,717)
   Class B ................................................       (17,273,307)        (326,119)         (6,449,635)        (142,667)
   Class D ................................................       (29,350,663)     (11,852,034)        (37,285,917)     (51,102,325)
                                                              ---------------    -------------       -------------    -------------
Total .....................................................      (275,313,090)     (95,894,264)       (356,803,999)    (241,573,000)
                                                              ---------------    -------------       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS ................................       280,249,975      521,264,933         (75,062,345)     198,037,557
                                                              ---------------    -------------       -------------    -------------
INCREASE IN NET ASSETS ....................................       312,817,684      551,777,083         153,075,197      106,755,713

NET ASSETS:
Beginning of year .........................................       739,804,010      188,026,927         716,109,874      609,354,161
                                                              ---------------    -------------       -------------    -------------
END OF YEAR ...............................................   $ 1,052,621,694    $ 739,804,010       $ 869,185,071    $ 716,109,874
                                                              ===============    =============       =============    =============


----------
 * Commencement of operations.
** The Fund  began  offering  Class B shares  on April  22,  1996,  for the then existing Series.
See Notes to Financial Statements.

                                                                          ------
                                                                              63

================================================================================
NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Henderson Global Fund Series, Inc. (the "Fund") consists of five separate Series: Seligman Henderson International Fund (the "International Fund"), Seligman Henderson Emerging Markets Growth Fund (the "Emerging Markets Growth Fund"), Seligman Henderson Global Growth Opportunities Fund (the "Global Growth Opportunities Fund"), Seligman Henderson Global Smaller Companies Fund (the "Global Smaller Companies Fund"), and Seligman Henderson Global Technology Fund (the "Global Technology Fund"). The Global Growth Opportunities Fund and the Emerging Markets Growth Fund had no operations prior to their commencements on November 1, 1995, and May 28, 1996, respectively, other than those relating to organizational matters. Each Series of the Fund offers three classes of shares. All shares existing prior to the commencement of Class D shares (May 3, 1993, in the case of the Global Smaller Companies Fund, and September 21, 1993, in the case of the International Fund) were classified as Class A shares. The Fund began offering Class B shares on April 22, 1996, for the then existing Series.

    Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities in which there were no transactions, are valued at the mean of the most recent bid and asked prices. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. FOREIGN SECURITIES -- Investments in foreign securities will primarily be traded in foreign currencies, and each Series may temporarily hold funds in foreign currencies. The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

    (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

    (ii)purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

    The Fund's net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, which are to be distributed to shareholders of the Fund. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

    Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the US dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

   The Fund separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Fund


------
64

================================================================================
NOTES TO FINANCIAL STATEMENTS

separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c. FORWARD CURRENCY CONTRACTS -- The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions.

d. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

f. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended October 31, 1997, distribution and service fees were the only class-specific expenses.

g. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES-- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended October, 31, 1997, were as follows:


     SERIES                                 PURCHASES             SALES
----------------                            -----------         -----------
International Fund ..................      $ 79,865,255        $ 99,302,267
Emerging Markets
    Growth Fund .....................       112,355,044          64,788,036
Global Growth
    Opportunities Fund ..............       145,135,570         151,477,122
Global Smaller
    Companies Fund ..................       774,347,865         522,198,426
Global Technology Fund ..............       756,086,666         852,872,407

     At October 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

                                               TOTAL               TOTAL
                                            UNREALIZED          UNREALIZED
     SERIES                                APPRECIATION        DEPRECIATION
----------------                           ------------        ------------
International Fund ..................      $ 14,200,412       $   4,729,831
Emerging Markets
    Growth Fund .....................         9,004,036           9,321,675
Global Growth
    Opportunities Fund ..............        45,822,004          15,905,127
Global Smaller
    Companies Fund ..................       172,405,198         113,079,933
Global Technology Fund ..............       185,026,748          85,633,341

4. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- J. &W. Seligman &Co. Incorporated (the "Manager") manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. Seligman Henderson Co. (the "Subadviser"), an entity owned 50% each by the Manager and Henderson plc, supervises and directs the Fund's global investments. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and Manager, is paid by the Manager or by Henderson plc. The Manager receives a fee, calculated daily and payable monthly, equal to 1.25% per annum of the average daily net assets of the Emerging Markets Growth Fund and 1.00% per annum of each of the

                                                                           -----

================================================================================
NOTES TO FINANCIAL STATEMENTS

other Series' average daily net assets, of which 1.15% and 0.90%, respectively, are paid to the Subadviser.

     Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received concessions after commissions were paid to dealers for sale of Class A shares as follows:
                                            DISTRIBUTOR           DEALER
     SERIES                                 CONCESSIONS         COMMISSIONS
----------------                           ------------         -----------
International Fund ..................       $ 17,927             $ 134,739
Emerging Markets
    Growth Fund .....................         69,894               552,204
Global Growth
    Opportunities Fund ..............         44,965               358,779
Global Smaller
    Companies Fund ..................        400,220             3,231,906
Global Technology Fund ..............        210,590             1,713,143

     Each Series of the Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended October 31, 1997, fees incurred by the International Fund, the Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund, and the Global Technology Fund aggregated $101,145, $88,081, $270,908, $997,468, and $1,450,470, respectively, or 0.20%, 0.23%, 0.24%, 0.24%, and 0.25%, respectively, per annum of the average daily net assets of Class A shares.

     Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

     With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to substantially all of this fee to a third party (the "Purchaser") which provides funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

     For the year ended October 31, 1997, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, were as follows:

      SERIES                                        CLASS B            CLASS D
------------------                                ----------          ----------
International Fund ..................               $ 48,895           $ 451,583
Emerging Markets Growth Fund ........                229,582             272,441
Global Growth
    Opportunities Fund ..............                152,725             621,653
Global Smaller
    Companies Fund ..................              1,899,699           3,499,800
Global Technology Fund ..............                377,706           2,298,779

    The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class Ashares occurring within 18 months of purchase. For the year ended October 31, 1997, such charges were as follows:

     SERIES                                      AMOUNT
----------------                               ---------
International Fund .......................      $ 13,490
Emerging Markets Growth Fund .............        13,185
Global Growth Opportunities Fund .........        14,175
Global Smaller Companies Fund ............       172,825
Global Technology Fund ...................        52,154

    The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amounts of such payments and the Class B shares distribution fees retained by the Distributor for the year ended October 31, 1997, were as follows:

     SERIES                                      AMOUNT
----------------                               ---------
International Fund .......................      $ 10,837
Emerging Markets Growth Fund .............        59,915
Global Growth Opportunities Fund .........        28,585
Global Smaller Companies Fund ............       446,351
Global Technology Fund ...................        86,256

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the year ended October 31, 1997, Seligman Services, Inc. received commissions from the sale of Fund shares and distribution and service fees, pursuant to the Plan, as follows:

                                        DISTRIBUTION
     SERIES                             COMMISSIONS          AND SERVICE FEES
-----------------                       ------------         -----------------
International Fund .............           $ 1,009                 $18,553
Emerging Markets
    Growth Fund ................             7,957                   5,900
Global Growth
    Opportunities Fund .........             1,921                   6,876
Global Smaller
    Companies Fund .............            35,359                  45,222
Global Technology Fund .........            38,720                  86,328
-----
66

================================================================================
NOTES TO FINANCIAL STATEMENTS

     Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

    SERIES                                      AMOUNT
----------------                               ---------
International Fund                             $ 223,102
Emerging Markets Growth Fund                     270,481
Global Growth Opportunities Fund                 473,913
Global Smaller Companies Fund                  2,610,379
Global Technology Fund                         2,355,588

    Certain officers and directors of the Fund are officers or directors of the Manager, the Subadviser, the Distributor, Seligman Services, Inc. and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The annual cost of such fees and interest is included in directors' fees and expenses, and the following accumulated balances thereof at October 31, 1997 are included in other liabilities:

     SERIES                                       AMOUNT
----------------                                --------
International Fund                               $11,851
Emerging Markets GrowthFund                        1,128
Global Growth Opportunities Fund                   2,528
Global Smaller Companies Fund                      9,902
Global Technology Fund                             6,536

5. COMMITTED LINE OF CREDIT -- The Fund has a $100 million committed line of credit facility with a group of banks. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the federal funds rate plus 0.50% per annum. The Fund incurs a commitment fee of 0.10% per annum on the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

6. LOSS CARRYFORWARD -- In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains. At October 31, 1997, the Emerging Markets Growth Fund had a net capital loss carryforward for federal income tax purposes of $3,465,552, which is available for offset against future taxable capital gains, expiring in various amounts through 2005. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.


7. AFFILIATED ISSUERS -- As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which a Series' holdings represent 5% or more of the outstanding voting securities. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 1997 is as follows:



                                                GROSS
                                               PURCHASES    GROSS SALES
                                 BEGINNING       AND           AND         ENDING        REALIZED        DIVIDEND       ENDING
AFFILIATE                         SHARES       ADDITIONS    REDUCTIONS     SHARES         GAIN           INCOME         VALUE
---------                         ------       ----------  -----------     ------       --------         -------     ---------

GLOBAL SMALLER
COMPANIES FUND
La Doria ...................       857,766    1,394,400            --     2,252,166     $        --     $163,926    $ 6,478,379
L'Europeenne
  d'Extincteurs ............       131,660       32,282        21,540       142,402         393,071       82,617      9,497,650
FactSet Research
   Systems .................            --      500,000            --       500,000              --           --     13,343,750
Prodega ....................         4,450        7,903            --        12,353              --       42,109      6,460,636
Simon Transportation
  Services .................            --      270,000            --       270,000              --           --      6,108,750
                                                                                        -----------     --------    -----------
                                                                                        $   393,071*    $288,652    $41,889,165
                                                                                        ===========     ========    ===========
GLOBAL TECHNOLOGY
FUND
Asyst Technologies .........       300,000      150,000       450,000            --     $14,740,041     $     --    $        --
Linx Printing
  Technology ...............       820,000           --       250,000       570,000         281,287       42,459      1,456,385
IlionGroup .................     1,669,914           --        53,000     1,616,914          54,767      108,464      7,368,639
Veeco Instruments ..........       400,000      400,000       600,000       200,000      14,683,636           --      7,925,000
                                                                                        -----------     --------    -----------
                                                                                        $29,759,731*    $150,923    $16,750,024
                                                                                        ===========     ========    ===========



----------
* Includes net realized gain (loss) from foreign currency transactions of $(141,739) and $20,294, for the Global Smaller Companies Fund and the Global Technology Fund, respectively.


                                                                           -----
                                                                              67

================================================================================
NOTES TO FINANCIAL STATEMENTS

8. CAPITAL STOCK SHARE TRANSACTIONS -- The Fund has 2,000,000,000 shares of Capital Stock authorized. The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Series of the Fund. As of October 31, 1997, the Board of Directors had classified 400,000,000 shares for the International Fund, 100,000,000 shares for the Emerging Markets Growth Fund, and 500,000,000 shares each for the Global Growth Opportunities Fund, the Global Smaller Companies Fund and the Global Technology Fund, all at a par value of $.001 per share.

                                    INTERNATIONAL                     EMERGING MARKETS                      GLOBAL GROWTH
                                        FUND                             GROWTH FUND                     OPPORTUNITIES FUND
                             --------------------------          --------------------------          --------------------------
                                                                   YEAR             5/28/96*           YEAR             11/1/95*
                               YEAR ENDED OCTOBER 31,              ENDED              TO               ENDED              TO
                             --------------------------
                               1997              1996            10/31/97          10/31/96          10/31/97          10/31/96
                           ------------      ------------       ----------        ----------        ----------        ----------
Sale of shares:
   Class A                      469,762           707,786         2,993,423         2,715,379         1,449,286        14,315,714
   Class B                      219,118           167,160         2,612,415         1,589,508         1,123,386         1,161,258
   Class D                      418,939         1,095,491         2,012,007         1,719,727         1,356,808         6,425,478
Exchanged from
 associated Funds:
   Class A                    2,324,501         1,076,633         4,057,896           501,328           476,273         1,797,362
   Class B                       30,506             3,104           391,346             2,904           110,609            18,033
   Class D                      987,349           365,666         2,226,146           415,187           649,300         1,108,493
Shares issued
 in payment
 of gain
 distributions:
   Class A                      112,811           106,939                --                --                --                --
   Class B                        8,858                --                --                --                --                --
   Class D                      137,696           101,382                --                --                --                --
                              ---------         ---------         ---------         ---------         ---------         ---------
Total                         4,709,540         3,624,161        14,293,233         6,944,033         5,165,662        24,826,338
                              ---------         ---------         ---------         ---------         ---------         ---------
Shares repurchased:
   Class A                     (966,373)         (918,125)       (1,498,674)         (143,005)       (2,814,964)       (1,897,331)
   Class B                      (15,472)             (327)         (312,134)          (19,141)         (147,394)           (4,203)
   Class D                     (822,399)         (278,839)         (502,678)          (58,321)         (965,125)         (393,805)
Exchanged into
 associated Funds:
   Class A                   (2,337,951)         (922,041)       (2,482,147)         (142,402)         (568,846)         (910,057)
   Class B                      (45,879)              (87)         (284,989)          (13,784)         (110,456)          (20,748)
   Class D                   (1,216,560)         (323,609)       (1,454,997)          (55,146)         (626,078)         (461,631)
                              ---------         ---------         ---------         ---------         ---------         ---------
Total                        (5,404,634)       (2,443,028)       (6,535,619)         (431,799)       (5,232,863)       (3,687,775)
                              ---------         ---------         ---------         ---------         ---------         ---------
Increase
 (decrease) in shares          (695,094)        1,181,133         7,757,614         6,512,234           (67,201)       21,138,563
                              =========         =========         =========         =========         =========         =========


                                                          GLOBAL SMALLER                     GLOBAL TECHNOLOGY
                                                          COMPANIES FUND                           FUND
                                                    --------------------------          --------------------------
                                                      YEAR ENDED OCTOBER 31,               YEAR ENDED OCTOBER 31,
                                                    --------------------------          --------------------------
                                                      1997              1996              1997              1996
                                                   ----------        ----------        ----------        ----------
Sale of shares:
   Class A                                          10,709,397        14,815,923         3,700,869        17,384,851
   Class B                                          11,006,362         7,109,733         2,147,619         1,722,202
   Class D                                           8,914,612        12,391,966         1,953,820         8,129,479
Shares issued in payment
of dividends-- Class A                                      --                --                --            46,553
Exchanged from
 associated Funds:
   Class A                                           2,567,331         4,872,301         9,603,055         4,299,624
   Class B                                             578,628            38,810           599,186            10,746
   Class D                                           1,545,821         2,260,491         2,118,807         3,216,569
Shares issued
 in payment of
 gain distributions:
   Class A                                           1,069,396           543,143                --         2,420,521
   Class B                                             335,948                --                --                --
   Class D                                             936,187           481,944                --           918,803
                                                     ---------         ---------         ---------         ---------
Total                                               37,663,682        42,514,311        20,123,356        38,149,348
                                                     ---------         ---------         ---------         ---------
Shares repurchased:
   Class A                                          (6,615,043)       (2,088,149)       (8,669,868)       (7,730,984)
   Class B                                          (1,358,539)          (60,958)         (325,415)          (21,522)
   Class D                                          (4,192,374)       (1,186,520)       (3,500,176)       (2,466,759)
Exchanged into
 associated Funds:
   Class A                                          (3,071,754)       (2,373,469)      (10,296,821)       (6,549,438)
   Class B                                          (1,159,574)          (22,416)         (519,418)          (13,343)
   Class D                                          (1,979,913)         (822,351)       (2,561,251)       (4,547,765)
                                                     ---------         ---------         ---------         ---------
Total                                              (18,377,197)       (6,553,863)      (25,872,949)      (21,329,811)
                                                     ---------         ---------         ---------         ---------
Increase
 (decrease) in shares                               19,286,485        35,960,448        (5,749,593)       16,819,537
                                                    ==========        ==========        ==========        ==========

----------------
* Commencement of operations.

------
68

================================================================================
NOTES TO FINANCIAL STATEMENTS


9. OUTSTANDING FORWARD EXCHANGE CURRENCY CONTRACTS-- At October 31, 1997, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                                                                                        UNREALIZED
                                                    FOREIGN         IN EXCHANGE      SETTLEMENT                        APPRECIATION
 CONTRACT                                          CURRENCY            FOR              DATE          VALUE US $      (DEPRECIATION)
-----------                                      -------------     -------------    -------------   -------------      -------------
INTERNATIONAL FUND
Purchases:
German deutschemarks .........................       166,181           96,757          11/03/97           96,172       $    (585)
Swedish kronor ...............................       480,790           64,246          11/03/97           64,054            (192)
Hong Kong dollars ............................       932,460          120,000          11/21/97          120,300             300
                                                                                                                       ---------
                                                                                                                            (477)
                                                                                                                       ---------
Sales:
Netherland guilders ..........................       382,720          197,584          11/03/97          196,418           1,166
Swiss francs .................................       706,505          504,574          11/03/97          502,725           1,849
Australian dollars ...........................       174,218          122,162          11/05/97          122,240             (78)
Japanese yen .................................    25,705,417          213,660          11/05/97          213,731             (71)
Japanese yen .................................   944,000,000        8,000,000          11/20/97        7,860,117         139,883
Hong Kong dollars ............................     4,583,740          580,000          11/21/97          591,366         (11,366)
                                                                                                                       ---------
                                                                                                                         131,383
                                                                                                                       ---------
                                                                                                                       $ 130,906
                                                                                                                       =========
EMERGING MARKETS GROWTH FUND
Sales:
Hong Kong dollars ............................     2,054,780          260,000          11/21/97          265,095       $  (5,095)
                                                                                                                       =========

GLOBAL GROWTH OPPORTUNITIES FUND
Purchases:
Singapore dollars ............................     1,115,458          708,227          11/03/97          708,002       $    (225)
Netherland guilders ..........................     1,197,587          615,789          11/04/97          614,620          (1,169)
Swiss francs .................................     1,109,521          791,723          11/04/97          789,498          (2,225)
Japanese yen ................................. 1,180,000,000        9,868,036          11/20/97        9,825,146         (42,890)
Hong Kong dollars ............................     4,446,855          569,964          11/21/97          573,706           3,742
                                                                                                                       ---------
                                                                                                                         (42,767)
                                                                                                                       ---------
Sales:
Japanese yen .................................   178,156,208        1,480,809          11/04/97        1,481,302            (493)
Japanese yen ................................. 1,180,000,000       10,000,000          11/20/97        9,825,146         174,854
Hong Kong dollars ............................    12,170,620        1,540,000          11/21/97        1,570,179         (30,179)
Japanese yen ................................. 1,199,350,000       10,000,000          11/21/97        9,980,444          19,556
                                                                                                                       ---------
                                                                                                                         163,738
                                                                                                                       ---------
                                                                                                                       $ 120,971
                                                                                                                       =========

GLOBAL SMALLER COMPANIES FUND
Purchases:
German deutschemarks .........................     2,099,320        1,222,312          11/03/97        1,214,920       $  (7,392)
Swiss francs .................................       732,782          523,341          11/03/97          521,423          (1,918)
French francs ................................       588,808          101,870          11/04/97          101,739            (131)
British pounds ...............................       262,780          439,710          11/05/97          440,275             565
Hong Kong dollars ............................     7,770,500        1,000,000          11/21/97        1,002,503           2,503
                                                                                                                       ---------
                                                                                                                          (6,373)
                                                                                                                       ---------
Sales:
S. Korean wons ...............................   696,832,112          721,657          11/03/97          721,657            --
Swedish kronor ...............................       307,299           41,064          11/03/97           40,940             124
Malaysia ringgits ............................       333,649           97,644          11/04/97           99,315          (1,671)
Singapore dollars ............................     2,202,084        1,395,048          11/04/97        1,397,705          (2,657)
Japanese yen .................................    63,088,294          524,381          11/05/97          524,556            (175)
Japanese yen ................................. 4,956,000,000       42,000,000          11/20/97       41,265,612         734,388
Hong Kong dollars ............................    60,062,800        7,600,000          11/21/97        7,748,939        (148,939)
                                                                                                                       ---------
                                                                                                                         581,070
                                                                                                                       ---------
                                                                                                                       $ 574,697
                                                                                                                       =========
GLOBAL TECHNOLOGY FUND
Purchases:
French francs ................................       131,319           22,814          11/03/97           22,690       $    (124)
British pounds ...............................        83,464          139,668          11/04/97          139,839             171
French francs ................................     2,154,393          372,732          11/04/97          372,252            (480)
                                                                                                                       ---------
                                                                                                                            (433)
                                                                                                                       ---------
Sales:
Japanese yen ................................. 2,350,605,000       19,605,121          11/28/97       19,594,906          10,215
                                                                                                                       ---------
                                                                                                                       $   9,782
                                                                                                                       =========


                                                                           -----
                                                                              69

================================================================================
FINANCIAL HIGHLIGHTS


    The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts based on average shares outstanding.

    "Total return based on net asset value" measures each Class's performance assuming that investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.

    "Average commission rate paid" represents the average commissions paid by each Series to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which the commissions were paid. This rate is provided for the periods beginning November 1, 1995.


                                                                                          CLASS A
                                                        ---------------------------------------------------------------------------
INTERNATIONAL FUND                                                                YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                         1997             1996             1995             1994             1993
                                                        -------          -------          -------          -------          -------
NET ASSET VALUE, BEGINNING OF YEAR ................      $17.17           $16.71           $17.67           $15.98           $11.89
                                                         ------           ------           ------           ------           ------
Net investment income (loss) ......................       (0.04)            0.05             0.06             0.04             0.04
Net realized and unrealized
 investment gain (loss) ...........................        2.47             1.77            (0.42)            0.91             4.25
Net realized and unrealized
 gain (loss) on foreign
currency transactions .............................       (0.79)           (0.44)            0.09             1.08            (0.17)
                                                         ------           ------           ------           ------           ------
INCREASE (DECREASE)
 FROM INVESTMENT OPERATIONS .......................        1.64             1.38            (0.27)            2.03             4.12
Dividends paid                                               --               --               --            (0.01)           (0.03)
Distributions from
 net gain realized ................................       (0.89)           (0.92)           (0.69)           (0.33)              --
                                                         ------           ------           ------           ------           ------
NET INCREASE
 (DECREASE)
 IN NET ASSET VALUE ...............................        0.75             0.46            (0.96)            1.69             4.09
                                                         ------           ------           ------           ------           ------
NET ASSET VALUE, END OF YEAR ......................      $17.92           $17.17           $16.71           $17.67           $15.98
                                                         ======           ======           ======           ======           ======
TOTAL RETURN
 BASED ON NET ASSET VALUE: ........................       9.83%            8.43%          (1.24)%           12.85%           34.78%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ....................       1.78%            1.81%            1.69%            1.63%            1.75%
Net investment income
 (loss) to average net assets .....................     (0.23)%            0.28%            0.35%            0.27%            0.27%
Portfolio turnover ................................      83.11%           55.71%           60.70%           39.59%           46.17%
Average commission rate paid ......................     $0.0201          $0.0180
NET ASSETS, END OF YEAR
 (000s omitted) ...................................     $46,107          $50,998          $48,763          $62,922          $33,134
Without expense reimbursement
 and/or management fee waiver:**
  Net investment loss per share ...................                                                                          $(0.04)
  Ratios:
  Expenses to average net assets ..................                                                                           2.30%
  Net investment
   loss to average net assets .....................                                                                         (0.28)%


----------
See footnotes on page 75.

-----
70

================================================================================
FINANCIAL HIGHLIGHTS

                                                      CLASS B                                         CLASS D
                                              ----------------------    ---------------------------------------------------------
                                              YEAR         4/22/96*                    YEAR ENDED OCTOBER 31,              9/21/93*
INTERNATIONAL FUND (CONTINUED)                ENDED          TO         -----------------------------------------------      TO
PER SHARE OPERATING PERFORMANCE:            10/31/97      10/31/96       1997          1996          1995        1994      10/31/93
                                            --------      --------      -------       -------       -------     -------    --------
NET ASSET VALUE,
 BEGINNING OF PERIOD ....................     $16.74        $17.38       $16.74        $16.43        $17.53      $15.96     $15.23
                                              ------        ------       ------        ------        ------      ------     ------
Net investment loss .....................      (0.18)        (0.03)       (0.18)        (0.08)        (0.07)      (0.09)     (0.03)
Net realized and unrealized
 investment gain (loss) .................       2.42         (0.54)        2.42          1.75         (0.43)       0.91       1.17
Net realized and unrealized
 gain (loss) on foreign
currency transactions ...................      (0.79)        (0.07)       (0.79)        (0.44)         0.09        1.08      (0.41)
                                              ------        ------       ------        ------        ------      ------     ------
INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS .............................       1.45         (0.64)        1.45          1.23         (0.41)       1.90       0.73
Dividends paid ..........................         --            --           --            --            --          --         --
Distributions from net
 gain realized ..........................      (0.89)           --        (0.89)        (0.92)        (0.69)      (0.33)        --
                                              ------        ------       ------        ------        ------      ------     ------
NET INCREASE
 (DECREASE) IN
 NET ASSET VALUE ........................       0.56         (0.64)        0.56          0.31         (1.10)       1.57       0.73
                                              ------        ------       ------        ------        ------      ------     ------
NET ASSET VALUE,
 END OF PERIOD ..........................     $17.30        $16.74       $17.30        $16.74        $16.43      $17.53     $15.96
                                              ======        ======       ======        ======        ======      ======     ======
TOTAL RETURN BASED
 ON NET ASSETVALUE: .....................      8.90%       (3.68)%        8.90%         7.62%       (2.08)%      12.03%      4.79%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..........      2.58%         2.66%+       2.58%         2.64%         2.50%       2.50%      2.50%+
Net investment loss
 to average net assets ..................    (1.03)%       (0.35)%+     (1.03)%       (0.47)%       (0.44)%     (0.53)%    (1.86)%+
Portfolio turnover ......................     83.11%        55.71%+++    83.11%        55.71%        60.70%      39.59%     46.17%++
Average commission
 rate paid ..............................    $0.0201       $0.0180+++   $0.0201       $0.0180
NET ASSETS, END OF
 PERIOD (000s omitted) ..................     $6,350        $2,843      $40,977       $47,917       $31,273     $19,903     $1,648
Without expense
 reimbursement and/or
 management fee waiver:**
  Net investment loss per share .........                                                            $(0.09)     $(0.11)    $(0.11)
  Ratios:
  Expenses to average net assets ........                                                             2.62%       2.67%      8.49%+
  Net investment loss to
   average net assets                                                                               (0.56)%     (0.70)%    (7.84)%+


----------
See footnotes on page 75.

                                                                           -----

================================================================================
FINANCIAL HIGHLIGHTS


                                                                                 CLASS A                            CLASS B
                                                                         -----------------------            ----------------------
                                                                          YEAR            5/28/96*          YEAR          5/28/96*
EMERGING MARKETS GROWTH FUND                                              ENDED             TO              ENDED           TO
PER SHARE OPERATING PERFORMANCE:                                        10/31/97         10/31/96         10/31/97       10/31/96
                                                                        --------         --------         --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD ............................          $6.78            $7.14            $6.76          $7.14
                                                                           -----            -----            -----          -----
Net investment loss .............................................          (0.05)           (0.02)           (0.11)         (0.04)
Net realized and unrealized
 investment gain (loss) .........................................           1.05            (0.25)            1.06          (0.25)
Net realized and unrealized
 loss on foreign currency transactions ..........................          (0.44)           (0.09)           (0.44)         (0.09)
                                                                           -----            -----            -----          -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ..................           0.56            (0.36)            0.51          (0.38)
Dividends paid ..................................................             --               --               --             --
Distributions from net gain realized ............................             --               --               --             --
                                                                           -----            -----            -----          -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ......................           0.56            (0.36)            0.51          (0.38)
                                                                           -----            -----            -----          -----
NET ASSET VALUE, END OF PERIOD ..................................          $7.34            $6.78            $7.27          $6.76
                                                                           =====            =====            =====          =====
TOTAL RETURN BASED ON NET ASSET VALUE: ..........................          8.26%          (5.04)%            7.54%        (5.32)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..................................          2.27%            2.22%+           3.04%          3.00%+
Net investment loss to average net assets .......................        (0.56)%          (0.69)%+         (1.33)%        (1.47)%+
Portfolio turnover ..............................................         84.09%           12.24%           84.09%         12.24%
Average commission rate paid ....................................        $0.0013          $0.0156          $0.0013        $0.0156
NET ASSETS, END OF PERIOD (000s omitted) ........................        $44,061          $19,864          $28,819        $10,541
Without expense reimbursement
 and/or management fee waiver:**
  Net investment loss per share .................................                         $(0.05)                         $(0.07)
  Ratios:
  Expenses to average net assets ................................                           3.02%+                          3.80%+
  Net investment loss to average net assets .....................                         (1.49)%+                        (2.27)%+





                                                                                       CLASS D
                                                                               ----------------------
                                                                               YEAR            5/28/96*
EMERGING MARKETS GROWTH FUND                                                   ENDED             TO
PER SHARE OPERATING PERFORMANCE:                                             10/31/97         10/31/96
                                                                             --------         --------
NET ASSET VALUE, BEGINNING OF PERIOD ............................               $6.76            $7.14
                                                                                -----            -----
Net investment loss .............................................               (0.11)           (0.04)
Net realized and unrealized
 investment gain (loss) .........................................                1.06            (0.25)
Net realized and unrealized
 loss on foreign currency transactions ..........................               (0.44)           (0.09)
                                                                                -----            -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ..................                0.51            (0.38)
Dividends paid ..................................................                  --               --
Distributions from net gain realized ............................                  --               --
                                                                                -----            -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ......................                0.51            (0.38)
                                                                                -----            -----
NET ASSET VALUE, END OF PERIOD ..................................               $7.27            $6.76
                                                                                =====            =====
TOTAL RETURN BASED ON NET ASSET VALUE: ..........................               7.54%          (5.32)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..................................               3.04%            3.00%+
Net investment loss to average net assets .......................             (1.33)%          (1.47)%+
Portfolio turnover ..............................................              84.09%           12.24%
Average commission rate paid ....................................             $0.0013          $0.0156
NET ASSETS, END OF PERIOD (000s omitted) ........................             $31,259          $13,664
Without expense reimbursement and/or management fee waiver:**
  Net investment loss per share .................................                               $(0.07)
  Ratios: .......................................................
  Expenses to average net assets ................................                                3.80%+
  Net investment loss to average net assets .....................                              (2.27)%+






                                                                          CLASS A                            CLASS B
                                                                 ------------------------          ------------------------
                                                                   YEAR            11/1/95*          YEAR            4/22/96*
GLOBAL GROWTH OPPORTUNITIES FUND                                   ENDED             TO              ENDED             TO
PER SHARE OPERATING PERFORMANCE:                                 10/31/97         10/31/96         10/31/97         10/31/96
                                                                 --------         --------         --------         --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................         $8.08            $7.14            $8.02            $8.04
                                                                    -----            -----            -----            -----
Net investment loss .......................................         (0.05)           (0.03)           (0.12)           (0.04)
Net realized and
 unrealized investment gain ...............................          1.47             1.12             1.46             0.06
Net realized and
 unrealized loss on
 foreign currency transactions ............................         (0.30)           (0.15)           (0.30)           (0.04)
                                                                    -----            -----            -----            -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ............          1.12             0.94             1.04            (0.02)
Dividends paid ............................................            --               --               --               --
Distributions from net gain realized ......................            --               --               --               --
                                                                    -----            -----            -----            -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ................          1.12             0.94             1.04            (0.02)
                                                                    -----            -----            -----            -----
NET ASSET VALUE, END OF PERIOD ............................         $9.20            $8.08            $9.06            $8.02
                                                                    =====            =====            =====            =====
TOTAL RETURN BASED ON NET ASSET VALUE: ....................        13.86%           13.17%           12.97%          (0.25)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ............................         1.69%            1.91%            2.45%            2.53%+
Net investment loss to average net assets .................       (0.59)%          (0.53)%          (1.35)%          (1.13)%+
Portfolio turnover ........................................        79.32%           31.44%           79.32%           31.44%+++
Average commission rate paid ..............................       $0.0251          $0.0160          $0.0251          $0.0160+++
NET ASSETS, END OF PERIOD (000s omitted) ..................      $109,060         $107,509          $19,311          $ 9,257




                                                                          CLASS D
                                                                  ----------------------
                                                                  YEAR            11/1/95*
GLOBAL GROWTH OPPORTUNITIES FUND                                  ENDED             TO
PER SHARE OPERATING PERFORMANCE:                                10/31/97         10/31/96
                                                                --------         --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................        $8.02            $7.14
                                                                   -----            -----
Net investment loss .......................................        (0.12)           (0.09)
Net realized and unrealized investment gain ...............         1.46             1.12
Net realized and unrealized loss on
 foreign currency transactions ............................        (0.30)           (0.15)
                                                                   -----            -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ............         1.04             0.88
Dividends paid ............................................           --               --
Distributions from net gain realized ......................           --               --
                                                                   -----            -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ................         1.04             0.88
                                                                   -----            -----
NET ASSET VALUE, END OF PERIOD ............................        $9.06            $8.02
                                                                   =====            =====
TOTAL RETURN BASED ON NET ASSET VALUE: ....................       12.97%           12.33%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ............................        2.45%            2.67%
Net investment loss to average net assets .................      (1.35)%          (1.25)%
Portfolio turnover ........................................       79.32%           31.44%
Average commission rate paid ..............................      $0.0251          $0.0160
NET ASSETS, END OF PERIOD (000s omitted) ..................      $64,300          $53,540



----------
See footnotes on page 75.


-----
72

================================================================================
FINANCIAL HIGHLIGHTS



                                                                                       CLASS A
                                                    ----------------------------------------------------------------------------
GLOBAL SMALLER COMPANIES FUND                                                  YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                      1997             1996             1995             1994             1993
                                                    ---------        ---------        --------         --------          -------
NET ASSET VALUE, BEGINNING OF YEAR ..............     $15.14           $13.90           $11.93           $ 9.98            $7.15
                                                      ------           ------           ------           ------            -----
Net investment income (loss) ....................         --               --            (0.02)           (0.08)           (0.02)
Net realized and unrealized
 investment gain ................................       1.61             2.38             2.24             1.57             3.07
Net realized and unrealized
 gain (loss) on foreign
 currency transactions ..........................      (0.40)           (0.18)            0.08             0.52            (0.20)
                                                      ------           ------           ------           ------            -----
INCREASE FROM INVESTMENT OPERATIONS .............       1.21             2.20             2.30             2.01             2.85
Dividends paid                                            --               --               --               --            (0.02)
Distributions from net gain realized ............      (0.73)           (0.96)           (0.33)           (0.06)              --
                                                      ------           ------           ------           ------            -----
NET INCREASE IN NET ASSET VALUE .................       0.48             1.24             1.97             1.95             2.83
                                                      ------           ------           ------           ------            -----
NET ASSET VALUE, END OF YEAR ....................     $15.62           $15.14           $13.90           $11.93            $9.98
                                                      ======           ======           ======           ======            =====
TOTAL RETURN BASED ON NET ASSET VALUE: ..........      8.28%           16.95%           20.10%           20.28%           39.86%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..................      1.67%            1.75%            1.83%            1.92%            1.98%
Net investment income (loss)
 to average net assets ..........................      0.02%            0.01%          (0.20)%          (0.77)%          (0.29)%
Portfolio turnover ..............................     57.24%           45.38%           63.05%           62.47%           60.03%
Average commission rate paid ....................    $0.0166          $0.0211
NET ASSETS, END OF YEAR (000s omitted) ..........   $434,397         $350,359         $102,479          $46,269          $20,703
Without management fee waiver and
expense reimbursement:**
  Net investment loss per share .................                                                                         $(0.18)
  Ratios:
  Expenses to average net assets ................                                                                          3.90%
  Net investment loss to average net assets .....                                                                        (2.21)%


                                                                           CLASS B
                                                                   ----------------------
                                                                    YEAR            4/22/96*
                                                                    ENDED             TO
PER SHARE OPERATING PERFORMANCE:                                  10/31/97        10/31/96
                                                                  --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD .........................      $14.72           $14.44
                                                                    ------           ------
Net investment loss ..........................................       (0.11)           (0.06)
Net realized and unrealized investment gain ..................        1.56             0.33
Net realized and unrealized gain (loss) on foreign
currency transactions ........................................       (0.40)            0.01
                                                                    ------           ------
INCREASE FROM INVESTMENT OPERATIONS ..........................        1.05             0.28
Dividends paid                                                          --               --
Distributions from net gain realized .........................       (0.73)              --
                                                                    ------           ------
NET INCREASE IN NET ASSET VALUE ..............................        0.32             0.28
                                                                    ------           ------
NET ASSET VALUE, END OF PERIOD ...............................      $15.04           $14.72
                                                                    ======           ======
TOTAL RETURN BASED ON NET ASSET VALUE: .......................       7.39%            1.94%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...............................       2.43%            2.54%+
Net investment loss to average net assets ....................     (0.74)%          (0.80)%+
Portfolio turnover ...........................................      57.24%           45.38%+++
Average commission rate paid .................................     $0.0166          $0.0211+++
NET ASSETS, END OF PERIOD (000s omitted) .....................    $247,600         $103,968
Without management fee waiver and
expense reimbursement:**
  Net investment loss per share ..............................
  Ratios:
  Expenses to average net assets .............................
  Net investment loss to average net assets ..................





                                                                                        CLASS D
                                                     ----------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,                             5/3/93*
                                                     -----------------------------------------------------------            TO
PER SHARE OPERATING PERFORMANCE:                       1997             1996             1995             1994           10/31/93
                                                     --------         --------          -------          -------         --------
NET ASSET VALUE, BEGINNING OF PERIOD ............      $14.72           $13.63           $11.80           $ 9.94            $8.52
                                                       ------           ------           ------           ------           ------
Net investment loss .............................       (0.11)           (0.11)           (0.12)           (0.16)           (0.05)
Net realized and unrealized
 investment gain ................................        1.57             2.34             2.20             1.57             1.60
Net realized and unrealized
 gain (loss) on foreign
 currency transactions ..........................       (0.40)           (0.18)            0.08             0.51            (0.13)
                                                       ------           ------           ------           ------           ------
INCREASE FROM INVESTMENT OPERATIONS .............        1.06             2.05             2.16             1.92             1.42
Dividends paid                                             --               --               --               --               --
Distributions from net gain realized ............       (0.73)           (0.96)           (0.33)           (0.06)              --
                                                       ------           ------           ------           ------           ------
NET INCREASE IN NET ASSET VALUE .................        0.33             1.09             1.83             1.86             1.42
                                                       ------           ------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD ..................      $15.05           $14.72           $13.63           $11.80            $9.94
                                                       ======           ======           ======           ======            =====
TOTAL RETURN BASED ON NET ASSET VALUE: ..........       7.47%           16.14%           19.11%           19.45%           16.67%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..................       2.43%            2.51%            2.61%            2.70%            2.75%+
Net investment loss to average net assets .......     (0.74)%          (0.75)%          (0.97)%          (1.53)%          (1.35)%+
Portfolio turnover ..............................      57.24%           45.38%           63.05%           62.47%           60.03%++
Average commission rate paid ....................     $0.0166          $0.0211
NET ASSETS, END OF PERIOD (000s omitted) ........    $370,625         $285,477          $85,548          $38,317          $10,344
Without management fee waiver and
expense reimbursement:**
  Net investment loss per share .................                                                                          $(0.11)
  Ratios: .......................................
  Expenses to average net assets ................                                                                           4.25%+
  Net investment loss
  to average net assets .........................                                                                         (2.85)%+



----------
See footnotes on page 75.

                                                                           -----
                                                                              73

================================================================================
FINANCIAL HIGHLIGHTS



                                                                                                CLASS A
                                                                      -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,                    5/23/94*
GLOBAL TECHNOLOGY FUND                                                ------------------------------------------            TO
PER SHARE OPERATING PERFORMANCE:                                        1997             1996             1995           10/31/94
                                                                      ---------        --------         --------          -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................        $11.31           $13.05           $ 8.37            $7.14
                                                                        ------           ------           ------            -----
Net investment loss ............................................         (0.16)           (0.08)           (0.10)           (0.01)
Net realized and unrealized
 investment gain (loss) ........................................          4.06            (0.92)            4.90             1.08
Net realized and unrealized gain
 (loss) on foreign currency transactions .......................         (0.07)            0.05            (0.05)            0.16
                                                                        ------           ------           ------            -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .................          3.83            (0.95)            4.75             1.23
Dividends paid .................................................            --            (0.02)              --               --
Distributions from net gain realized ...........................            --            (0.77)           (0.07)              --
                                                                        ------           ------           ------            -----
NET INCREASE (DECREASE) IN NET ASSET VALUE .....................          3.83            (1.74)            4.68             1.23
                                                                        ------           ------           ------            -----
NET ASSET VALUE, END OF PERIOD .................................        $15.14           $11.31           $13.05            $8.37
                                                                        ======           ======           ======            =====
TOTAL RETURN BASED ON NET ASSETVALUE: ..........................        33.86%          (7.33)%           57.31%           17.23%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .................................         1.67%            1.75%            1.91%            2.00%+
Net investment loss to average net assets ......................       (1.10)%          (0.74)%          (0.89)%          (0.45)%+
Portfolio turnover .............................................        94.06%           73.00%           87.42%           29.20%
Average commission rate paid ...................................       $0.0226          $0.0182
NET ASSETS, END OF PERIOD (000s omitted) .......................      $583,257         $499,858         $447,732          $50,719
Without expense reimbursement
 and/or management fee waiver:**
  Net investment loss per share ................................                                                           $(0.02)
  Ratios:
  Expenses to average net assets ...............................                                                            2.18%+
  Net investment loss to average net assets ....................                                                          (0.63)%+


----------
See footnotes on page 75.


-----
74

================================================================================
FINANCIAL HIGHLIGHTS



                                                                                             CLASS B
                                                                                    ------------------------
                                                                                     YEAR            4/22/96*
GLOBAL TECHNOLOGY FUND (CONTINUED)                                                   ENDED             TO
PER SHARE OPERATING PERFORMANCE:                                                   10/31/97         10/31/96
                                                                                   ---------        ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......................................         $11.09           $11.47
                                                                                     ------           ------
Net investment loss ........................................................          (0.26)           (0.08)
Net realized and unrealized investment gain (loss) .........................           3.97            (0.39)
Net realized and unrealized gain (loss) on foreign
  currency transactions ....................................................          (0.07)            0.09
                                                                                     ------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .............................           3.64            (0.38)
Dividends paid .............................................................             --               --
Distributions from net gain realized .......................................             --               --
                                                                                     ------           ------
NET INCREASE (DECREASE) IN NET ASSET VALUE .................................           3.64            (0.38)
                                                                                     ------           ------
NET ASSET VALUE, END OF PERIOD .............................................         $14.73           $11.09
                                                                                     ======           ======
TOTAL RETURN BASED ON NET ASSETVALUE: ......................................         32.82%          (3.31)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .............................................          2.42%            2.51%+
Net investment loss to average net assets ..................................        (1.85)%          (1.40)%+
Portfolio turnover .........................................................         94.06%           73.00%+++
Average commission rate paid ...............................................        $0.0226          $0.0182+++
NET ASSETS, END OF PERIOD (000s omitted) ...................................        $53,046          $18,840
Without expense reimbursement and/or management fee waiver:**
  Net investment loss per share ............................................
  Ratios:
  Expenses to average net assets ...........................................
  Net investment loss to average net assets ................................



                                                                                        CLASS D
                                                              -----------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,                   5/23/94*
GLOBAL TECHNOLOGY FUND (CONTINUED)                            -------------------------------------------           TO
PER SHARE OPERATING PERFORMANCE:                                1997              1996             1995          10/31/94
                                                              --------          --------         --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................     $11.09           $12.89           $ 8.34            $7.14
                                                                ------           ------           ------            -----
Net investment loss .......................................      (0.26)           (0.17)           (0.18)           (0.04)
Net realized and unrealized investment gain (loss) ........       3.97            (0.91)            4.85             1.08
Net realized and unrealized gain (loss) on foreign
  currency transactions ...................................      (0.07)            0.05            (0.05)            0.16
                                                                ------           ------           ------            -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS ............       3.64            (1.03)            4.62             1.20
Dividends paid ............................................         --               --               --               --
Distributions from net gain realized ......................         --            (0.77)           (0.07)              --
                                                                ------           ------           ------            -----
NET INCREASE (DECREASE) IN NET ASSET VALUE ................       3.64            (1.80)            4.55             1.20
                                                                ------           ------           ------            -----
NET ASSET VALUE, END OF PERIOD ............................     $14.73           $11.09           $12.89            $8.34
                                                                ======           ======           ======            =====
TOTAL RETURN BASED ON NET ASSETVALUE: .....................     32.82%          (8.07)%           55.95%           16.81%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ............................      2.42%            2.52%            2.66%            2.75%+
Net investment loss to average net assets .................    (1.85)%          (1.50)%          (1.63)%          (1.22)%+
Portfolio turnover ........................................     94.06%           73.00%           87.42%           29.20%
Average commission rate paid ..............................    $0.0226          $0.0182
NET ASSETS, END OF PERIOD (000s omitted) ..................   $232,882         $197,412         $161,622           $6,499
Without expense reimbursement
 and/or management fee waiver:**
  Net investment loss per share ...........................                                                        $(0.06)
  Ratios: .................................................
  Expenses to average net assets ..........................                                                         3.36%+
  Net investment loss to average net assets ...............                                                       (1.83)%+



----------
   * Commencement of operations.
  ** The Manager and Subadviser, at their discretion,  waived a portion of their fees and, in some cases, the Subadviser reimbursed certain expenses for the periods presented.
   + Annualized.
  ++ For the year ended October 31, 1993.
 +++ For the year ended October 31, 1996.
See Notes to Financial Statements.
                                                                           -----

================================================================================
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the International Fund, the Emerging Markets Growth Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund, and the Global Technology Fund Series of Seligman Henderson Global Fund Series, Inc. as of October 31, 1997, the related statements of operations for the year then ended and of changes in net assets (1) for the year then ended,
(2) for the year ended October 31, 1996 for the International Fund, the Global Growth Opportunities Fund, the Global Smaller Companies Fund, and the Global Technology Fund, and (3) for the period May 28, 1996 (commencement of operations) to October 31, 1996, for the Emerging Markets Growth Fund, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Henderson Global Fund Series, Inc. as of October 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
December 5, 1997

--------------------------------------------------------------------------------

-----
76

                                                               File No. 33-44186
                                                                        811-6485

PART C.    OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.
           (a)      Financial Statements:


           Part A - Financial    Highlights    for   the   Seligman    Henderson
                    International Fund: Class A shares from April 7, 1992 (commencement of operations) to October 31, 1997.
                    Class B shares from April 22, 1996 (commencement of operations) to October 31, 1997.
                    Class D shares from September 21, 1993 (commencement of operations) to October 31, 1997.
                    Financial Highlights for the Seligman Henderson Emerging Markets Growth Fund:
                    Class A, Class B and Class D shares from May 28, 1996 (commencement of operations) to October 31, 1997.
                    Financial Highlights for the Seligman Henderson Global Growth Opportunities Fund:
                    Class A and Class D shares from November 1, 1995 (commencement of operations) to October 31, 1997.
                    Class B shares from April 22, 1996 (commencement of operations) to October 31, 1997. Financial Highlights for the Seligman Henderson Global Smaller Companies Fund:
                    Class A shares from September 9, 1992 (commencement of operations) to October 31, 1997.
                    Class B shares from April 22, 1996 (commencement of operations) to October 31, 1997.
                    Class D shares from May 3, 1993 (commencement of operations) to October 31, 1997.
                    Financial Highlights for the Seligman Henderson Global Technology Fund:
                    Class A and Class D shares from May 23, 1994 (commencement of operations) to October 31, 1997.
                    Class B shares from April 22, 1996 (commencement of operations) to October 31, 1997.

           Part B - Required  financial  statements  for each  Series of the
                    Registrant, which are included in the Registrant's Annual Report to Shareholders dated October 31, 1997, are incorporated by reference in the Statement of Additional Information. These financial statements are: Portfolios of Investments as of October 31, 1997; Statements of Assets and Liabilities as of October 31, 1997; Statements of Operations for the year ended October 31, 1997; Statements of Changes in Net Assets for the years ended October 31, 1997 and 1996 for the Seligman Henderson International Fund, the Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, and the Seligman Henderson Global Growth Opportunities Fund; and for the year ended October 31, 1997 and for the period May 28, 1996 (commencement of operations) to October 31, 1996 for the Seligman Emerging Markets Growth Fund; Notes to Financial Statements; Financial Highlights from commencement of operations of each of these five Series through October 31, 1997; Report of Independent Auditors.


           (b) Exhibits: Exhibits listed below have been previously filed and are incorporated by reference herein, except Exhibits marked with an asterisk (*) which are attached hereto.


(1)        Form  of  Articles  of  Amendment  and  Restatement  of  Articles  of
           Incorporation of Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.

(2) Amended and Restated By-Laws of Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.


(3)        Not applicable.

(4) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson International Fund are incorporated by reference to Exhibit 4 of the Registrant's Post-Effective Amendment No. 6, filed on April 23, 1993 and Post-Effective Amendment No. 8, filed on September 21, 1993. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson International Fund is incorporated by reference to Form SE filed on April 16, 1996.

                                                               File No. 33-44186
                                                                        811-6485

PART C. OTHER INFORMATION (CONTINUED)

(4a)       Specimen  Stock  Certificates  for  Class A and  Class D Shares  with respect to Seligman Henderson Global Smaller Companies Fund (formerly, Seligman Henderson Global Emerging Companies Fund) are incorporated by reference to Exhibit 4a to the Registrant's Post-Effective Amendment No. 10, filed on August 10, 1992. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson Global Emerging Companies Fund is incorporated by reference to Form SE filed on April 16, 1996.

(4b) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson Global Technology Fund are incorporated by reference to Exhibit 4b of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson Global Technology Fund is incorporated by reference to Form SE filed on April 16, 1996.

(4c) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson Global Growth Opportunities Fund are incorporated by reference to Form SE, filed on behalf of the Registrant on October 30, 1995. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson Global Growth Opportunities Fund is incorporated by reference to Form SE filed on April 16, 1996.

(4d) Specimen Stock Certificates for Class A, Class B and Class D Shares with respect to Seligman Henderson Emerging Markets Growth Fund are incorporated by reference to Form SE, filed on behalf of the Registrant on May 15, 1996.

(4e) Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation and Articles I and IV of Registrant's By-Laws which are filed as Exhibit 1 and Exhibit 2, respectively, of this Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

(5a)       Revised  Management  Agreement  between  the  Registrant  and J. & W.
           Seligman  &  Co.   Incorporated   is  incorporated  by  reference  to
           Registrant's Post-Effective Amendment No. 21, filed May 20, 1996.

(5b) Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund, the Seligman Henderson International Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson Global Growth Opportunities Fund is incorporated by reference to the Registrant's Post-Effective Amendment No. 17, filed on October 27, 1995.

(5c) Subadvisory Agreement between the Manager and the Subadviser with respect to the Seligman Henderson Emerging Markets Growth Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.

(6) Distributing Agreement between the Registrant and Seligman Financial Services, Inc. is incorporated by reference to Exhibit 6 of the Registrant's Post-Effective Amendment No. 17, filed October 27, 1995.

(6a) Sales Agreement between Seligman Financial Services, Inc. and Dealers is incorporated by reference to the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.


(6b) Form of Sales Agreement between Seligman Financial Services, Inc. and Dean Witter Reynolds, Inc. (Incorporated by reference to Exhibit 6b of Registration Statement No. 2-33566, Post-Effective Amendment No. 53, filed on April 28, 1997.)

(6c) Form of Sales Agreement between Seligman Financial Services, Inc. and Dean Witter Reynolds, Inc. with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 6c of Registration Statement No. 2-33566, Post-Effective Amendment No. 53, filed on April 28, 1997.)

(6d) Form of Dealer Agreement between Seligman Financial Services, Inc. and Smith Barney Inc. (Incorporated by reference to Exhibit 6d of Registration Statement No. 2-33566, Post-Effective Amendment No. 53, filed on April 28, 1997.)


(7) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 7 of Registration Statement No. 2-92487, Post-Effective Amendment No. 21, filed on January 29, 1997.

                                                               File No. 33-44186
                                                                        811-6485

PART C. OTHER INFORMATION (CONTINUED)

(7a) Deferred Compensation Plan for Directors of Seligman Group of Funds is incorporated by reference to Exhibit 7a of Registration Statement No. 2-92487, Post-Effective Amendment No. 21, filed on January 29, 1997.

(8) Custody Agreement, dated May 1, 1996, between Registrant and Morgan Stanley Trust Company is incorporated by reference to Exhibit 8 of the Registrant's Post-Effective Amendment No. 22 filed on November 20, 1996.


(9)        Recordkeeping  Agreement between  Registrant and Investors  Fiduciary
           Trust   Company  is   incorporated   by  reference  to   Registrant's
           Post-Effective Amendment No. 23, filed on February 27, 1997.

(10) Opinion and Consent of Counsel is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.


(11)       Consent of Independent Auditors.*

(12)       Not applicable.

(13) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson International Fund's Class A and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson International Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13a of the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.

(13a) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Smaller Companies Fund's Class D Shares and
           J. & W. Seligman & Co. Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Smaller Companies Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13b of the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.

(13b) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Technology Fund's Class A and D Shares and
           J. & W. Seligman & Co. Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Technology Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13c of the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.

(13c) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Growth Opportunities Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13d of the Registrant's Post-Effective Amendment No. 20, filed April 19, 1996.

(13d) Copy of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Emerging Markets Growth Fund Class A, Class B and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.


(14)       The  Seligman  IRA Plan  Agreement  is  incorporated  by reference to
           Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.

(14a) The Seligman Simple IRA Plan Set-Up Kit is incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.

(14b) The Seligman Simple IRA Plan Agreement is incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.

                                                               File No. 33-44186
                                                                        811-6485

PART C.    OTHER INFORMATION (CONTINUED)

(15) Administration, Shareholder Services and Distribution Plans for each of the Seligman Henderson International Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson Global Growth Opportunities Fund and amended form of Administration, Shareholder Services and Distribution Agreement of the Registrant is incorporated by reference to Exhibit 15 of the Registrant's Post-Effective Amendment No. 20, filed April 19, 1996.

(15a) Administration, Shareholder Services and Distribution Plan of Seligman Henderson Emerging Markets Growth Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.


(16) Schedule for Computation of each Performance Quotation provided in Registration Statement in response to Item 22 is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.


(17) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.*

(18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 18 of Registrant's Post-Effective Amendment No. 19 filed on March 5, 1996.


Other Exhibits           Powers of Attorney

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT - None

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

                                                                (1)                                      (2)
                                                                                                  Number of Record
                                                               Title of Class              Holders as of February 2, 1998
                                                               --------------              ------------------------------

         Seligman Henderson                    Class A Common Stock (Par Value $.001)                2,648
         International Fund                    Class B Common Stock (Par Value $.001)                  622
                                               Class D Common Stock (Par Value $.001)                2,548

         Seligman Henderson                    Class A Common Stock (Par Value $.001)                4,574
         Emerging Markets Growth Fund          Class B Common Stock (Par Value $.001)                2,278
                                               Class D Common Stock (Par Value $.001)                2,246

         Seligman Henderson Global             Class A Common Stock (Par Value $.001)                6,576
         Growth Opportunities Fund             Class B Common Stock (Par Value $.001)                1,295
                                               Class D Common Stock (Par Value $.001)                3,055

         Seligman Henderson Global             Class A Common Stock (Par Value $.001)               28,463
         Smaller Companies Fund                Class B Common Stock (Par Value $.001)               16,740
                                               Class D Common Stock (Par Value $.001)               17,271

         Seligman Henderson Global             Class A Common Stock (Par Value $.001)               49,883
         Technology Fund                       Class B Common Stock (Par Value $.001)                4,487
                                               Class D Common Stock (Par Value $.001)               16,802


                                                               File No. 33-44186
                                                                        811-6485
PART C.  OTHER INFORMATION (CONTINUED)

ITEM 27.   INDEMNIFICATION


           Reference  is  made  to  the  provisions  of  Articles   Twelfth  and
           Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 23 to the Registration Statement.


           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER - The Manager also serves as investment manager to seventeen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman
           Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

           The Subadviser also serves as subadviser to nine other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Income Fund, Inc., the Global Portfolio, the Global Smaller Companies Portfolio, the Global Technology Portfolio and the Global Growth Opportunities Portfolio of Seligman Portfolios, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

           The Manager and Subadviser each have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798 and SEC File No. 801-40670) on June 3,
           1997.


ITEM 29.   PRINCIPAL UNDERWRITERS

           (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:


                Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series,
                Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc. and Seligman Value Fund Series, Inc.

                                                               File No. 33-44186
                                                                        811-6485

           (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 21:


                                              SELIGMAN FINANCIAL SERVICES, INC.
                                                   AS OF JANUARY 31, 1998
                                                   ----------------------
                 (1)                                         (2)                                          (3)
         Name and Principal                           Positions and Offices                      Positions and Offices
          Business Address                            with Underwriter                              with Registrant
          ----------------                            ----------------                              ---------------
         William C. Morris*                            Director                                    Chairman of the Board
                                                                                                   and Chief Executive
                                                                                                   Officer
         Brian T. Zino*                                Director                                    Director and President
         Ronald T. Schroeder*                          Director                                    None
         Fred E. Brown*                                Director                                    Director Emeritus
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President                                   None
         Charles W. Kadlec*                            Chief Investment Strategist                 None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Ed Lynch*                                     Senior Vice President, Director             None
                                                       of Marketing


         Mark R. Gordon*                               Senior Vice President, National             None
                                                       Sales Manager

         Gerald I. Cetrulo, III                        Senior Vice President of Sales              None
         140 West Parkway
         Pompton Plains, NJ  07444
         Bradley W. Larson                             Senior Vice President of Sales              None
         367 Bryan Drive
         Alamo, CA  94526
         Michelle L. McCann*                           Vice President, Manager, Retirement         None
                                                       Plans Marketing
         Michael R. Sanders*                           Vice President, Product Manager             None
                                                       Managed Money Services
         Charles L. von Breitenbach, II*               Vice President, Product Manager             None
                                                       Managed Money Services
         Robert T. Hausler*                            Global Mutual Funds,                        None
                                                       Product Management
         Marsha E. Jacoby*                             Vice President, National Accounts           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None
         Tracy A. Salomon*                             Vice President, Retirement                  None
                                                       Marketing Manager
         Helen Simon*                                  Vice President, Sales                       None
                                                       Administration Manager
         J. Brereton Young*                            Vice President, Mutual Funds                None
                                                       Product Manager
         Peter J. Campagna                             Vice President, Regional Retirement         None
         1130 Green Meadow Court                       Plans Manager
         Acworth, GA  30102
         Charles E. Wenzel                             Vice President, Regional Retirement         None
         703 Greenwood Road                            Plans Manager
         Wilmington, DE  19807
         James R. Besher                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017


                                                               File No. 33-44186
                                                                        811-6485

PART C.    OTHER INFORMATION (continued)


                                              SELIGMAN FINANCIAL SERVICES, INC.
                                                   AS OF JANUARY 31, 1998
                                                   ----------------------

                 (1)                                         (2)                                          (3)
         Name And Principal                            Positions And Offices                     Positions And Offices
         Business Address                              With Underwriter                            With Registrant
         ----------------                              ----------------                            ---------------
         Richard B. Callaghan                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park. IL  60462
         Bradford C. Davis                             Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004
         Christopher J. Derry                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122
         Kenneth Dougherty                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         Andrew Draluck                                Regional Vice President                     None
         4032 E. Williams Drive
         Phoenix, AZ  85024
         Jonathan G. Evans                             Senior Vice President of Sales              None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Edward S. Finocchiaro                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street #186
         Santa Barbara, CA  93101
         David Gardner                                 Regional Vice President                     None
         2403 Cayenne Drive
         McKinney, TX  75070
         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Judith L. Lyon                                Regional Vice President                     None
         7105 Harbor Landing
         Alpharetta, CA  30005
         David L. Meyncke                              Regional Vice President                     None
         4957 Cross Pointe Drive
         Oldsmar, FL  34677-5212
         Timothy O'Connell                             Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128
         Thomas Parnell                                Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116
         Juliana Perkins                               Regional Vice President                     None
         2348 Adrian Street
         Newbury Park, CA  91320
         David Petzke                                  Regional Vice President                     None
         4016 Saint Lucia Street
         Boulder, CO  80301
         Nicholas Roberts                              Regional Vice President                     None
         200 Broad Street, Apt. 2225
         Stamford, CT  06901



                                                               File No. 33-44186
                                                                        811-6485

PART C.    OTHER INFORMATION (continued)


                                              SELIGMAN FINANCIAL SERVICES, INC.
                                                   AS OF JANUARY 31, 1998


                 (1)                                         (2)                                          (3)
         Name and Principal                             Positions and Offices                    Positions and Offices
         Business Address                               with Underwriter                            with Registrant
         ----------------                               ----------------                            ---------------


         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Bruce M. Tuckey                               Senior Vice President of Sales              None
         41644 Chathman Drive
         Novi, MI  48375
         Andrew S. Veasey                              Senior Vice President of Sales              None
         14 Woodside Drive
         Rumson, NJ  07760
         Steve Wilson                                  Regional Vice President                     None
         83 Kaydeross Park
         Saratoga Springs, NY  12866
         Kelli A. Wirth-Dumser                         Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None
         Gail S. Cushing*                              Assistant Vice President, National          None
                                                       Accounts Manager
         Jeffrey S. Dean*                              Assistant Vice President, Marketing         None
         Sandra Floris*                                Assistant Vice President, Order Desk        None
         Keith Landry*                                 Assistant Vice President, Order Desk        None
         Joseph M. McGill*                             Assistant Vice President and                None
                                                       Compliance Officer
         Jack Talvy                                    Assistant Vice President,                   None
                                                       Internal Marketing Service Manager
         Joyce Peress*                                 Assistant Secretary                         None


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c) Not applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                               (1)       Morgan Stanley Trust Company
                                         1 Pierrepont Plaza
                                         Brooklyn New York  11201;


                               (2)       Investors Fiduciary Trust Company
                                         801 Pennsylvania
                                         Kansas City, Missouri  64105; and


                               (3)       Seligman Data Corp.
                                         100 Park Avenue
                                         New York, NY  10017

ITEM 31. MANAGEMENT SERVICES - Seligman Data Corp., the Registrant's shareholder service agent, has an agreement with First Data Investor Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by Seligman Data Corp. For the fiscal periods ended October 31, 1997, 1996 and 1995, the approximate cost of these services was:

                                                                                  1997            1996            1995
                                                                                  ----            ----            ----
                  Seligman Henderson International Fund                       $  32,000        $  27,000      $  17,800
                  Seligman Henderson Emerging Markets Growth Fund                42,000            6,600*         --
                  Seligman Henderson Global Growth Opportunities Fund            58,100           38,700          6,000
                  Seligman Henderson Global Smaller Companies Fund              312,800          140,600         37,800
                  Seligman Henderson Global Technology Fund                     382,800          346,700        108,100

                  * For the period May 28, 1996 (commencement of operations) to October 31, 1996.

ITEM 32. UNDERTAKINGS - The Registrant undertakes (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES




        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25TH day of February, 1998.


                                    SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.



                                    By: /s/ WILLIAM C. MORRIS
                                        -------------------------------
                                            William C. Morris, Chairman

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 1998.


        SIGNATURE                                      TITLE


/s/ WILLIAM C. MORRIS                        Chairman of the Board (Principal
---------------------------------            executive officer) and Director
    William C. Morris*



/s/ BRIAN T. ZINO                            President and Director
---------------------------------
    Brian T. Zino



/s/ THOMAS G. ROSE                           Treasurer (Principal financial and
---------------------------------            and accounting officer)
    Thomas G. Rose


John R. Galvin, Director        )
Alice S. Ilchman, Director      )
Frank A. McPherson, Director    )
John E. Merow, Director         )         /s/ BRIAN T. ZINO
Betsy S. Michel, Director       )         ---------------------------
James C. Pitney, Director       )             Brian T. Zino, Attorney-in-fact*
James Q. Riordan, Director      )
Richard R. Schmaltz, Director   )
Robert L. Shafer, Director      )
James N. Whitson, Director      )

                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                         POST-EFFECTIVE AMENDMENT NO. 25


                                  EXHIBIT INDEX



FORM N-1A ITEM NO.                DESCRIPTION

24(b)(11)                         Opinion and Consent of Independent Auditors

24(b)(17)                         Financial Data Schedules

Other Exhibits                    Powers of Attorney